As filed with the Securities and Exchange Commission on March 31, 2004
                     Registration Nos. 333-01153; 811-07549


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )


                       POST-EFFECTIVE AMENDMENT NO. 13 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)


                              Amendment No. 28 (X)
                                            --

                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                           (Exact name of Registrant)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                               (Name of Depositor)

                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:

                                 (800) 537-2033

                               William T. McCallum

                      President and Chief Executive Officer

                   Great-West Life & Annuity Insurance Company

                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111

                     (Name and Address of Agent for Service)

                                    Copy to:

                              James F. Jorden, Esq.

                                 Jorden Burt LLP

               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

 It is proposed that this filing will become effective (check appropriate space)
               Immediately upon filing pursuant to paragraph (b) of Rule 485.
        ----
               On            , pursuant to paragraph (b) of Rule 485.
        ---      ------------
         X     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
        ---
               On __________, pursuant to paragraph (a)(1) of Rule 485.
        ---

        If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts


                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Schwab Select Annuity(R)

         A flexible premium deferred variable and fixed annuity contract
                                    Issued by
                   Great-West Life & Annuity Insurance Company

--------------------------------------------------------------------------------
Overview

This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company ("we, us, Great-West or GWL&A"). Both will be referred to as the "Contract" throughout this Prospectus.

How to Invest


The minimum initial Contribution is:
o       $5,000

o       $2,000 if an Individual Retirement Account ("IRA")
o       $1,000 if subsequent Contributions are made via Automatic Contribution
        Plan


The minimum subsequent Contribution is:
o       $500 per Contribution, or

o       $100 per Contribution if made via Automatic Contribution Plan

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:


o       Alger American Growth Portfolio - Class O Shares
o       Alger American MidCap Growth Portfolio - Class O Shares
o       AllianceBernstein VP Utility Income Portfolio - Class A Shares
o       American Century VP Balanced Fund - Original Class Shares
o       American Century VP International Fund - Original Class Shares
o       American Century VP Value Fund - Original Class Shares
o       Baron Capital Asset Fund: Insurance Shares
o       Delaware VIP Small Cap Value Series
o       Dreyfus GVIT Mid Cap Index Fund - Class II
o       Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares
o       Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o       Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial
        Shares
o       Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial
        Shares
o       Federated American Leaders Fund II - Primary Shares
o       Federated Fund for U.S. Government Securities II
o       Federated Capital Income Fund II
o       INVESCO VIF-Core Equity Fund
o       INVESCO VIF-High Yield Fund
o       INVESCO VIF-Technology Fund
o       Janus Aspen Series Balanced Portfolio - Institutional Shares
o       Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o       Janus Aspen Series Growth Portfolio - Institutional Shares
o       Janus Aspen Series Growth and Income Portfolio - Institutional Shares
o       Janus Aspen Series International Growth Portfolio - Institutional Shares
o       Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o       Oppenheimer Global Securities Fund/VA
o       PIMCO VIT High Yield Portfolio
o       PIMCO VIT Low Duration Portfolio
o       Prudential Series Fund Equity Class II Portfolio
o       SAFECO RST Core Equity Portfolio (formerly SAFECO RST Equity Portfolio)
o       SAFECO RST Growth Opportunities Portfolio
o SAFECO RST Small-Cap Value Portfolio (formerly, SAFECO RST Small Company Value Portfolio)



o       Schwab MarketTrack Growth Portfolio II(TM)
o       Schwab Money Market Portfolio(TM)
o       Schwab S&P 500 Portfolio
o       Scudder Variable Series I

        Capital Growth Portfolio - Class A Shares
o       Scudder Variable Series I
        Growth and Income Portfolio - Class A Shares

o       Scudder Investments VIT EAFE(R)Equity Index Fund - Class A Shares
o       Scudder Investments VIT Small Cap Index Fund - Class A Shares

o       Strong Multi Cap Value Fund II
o       Universal Institutional Funds U.S. Real Estate Portfolio
        - Class I Shares
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by First Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.


               The date of this Prospectus is April 30, 2004



You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.

However, your Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options


The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" and "Market Value Adjustment" on page 17.


For account information, please contact:

    Annuity Administration Department
    P.O. Box 173920
    Denver, Colorado 80217-3920
    800-838-0650


This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated April 30, 2004 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on page 40 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http://www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically with the SEC.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

                                        2


--------------------------------------------------------------------------------
Table of Contents

Definitions....................................4
Summary........................................6

How to contact Schwab Insurance Services.......6
Variable Annuity Fee Tables....................7
Example........................................9
Condensed Financial Information...............10
Great-West Life & Annuity Insurance
Company.......................................10
The Series Account............................10
The Portfolios................................10
  Meeting Investment Objectives...............16
  Where to Find More Information About the
  Portfolios..................................16
  Addition, Deletion or Substitution..........16
The Guarantee Period Fund.....................16
  Investments of the Guarantee Period Fund....17
  Subsequent Guarantee Periods................17
Breaking a Guarantee Period...................18
  Interest Rates..............................18
  Market Value Adjustment.....................18
Application and Initial Contributions.........18
Free Look Period..............................18
Subsequent Contributions......................19
Annuity Account Value.........................19
Transfers.....................................20
  Market Timing and Excessive Trading.........20
  Possible Restrictions.......................20
  Automatic Custom Transfers..................21
Withdrawals...................................22
  Partial Withdrawals to Pay Investment Manager
  or Financial Advisor Fees...................22
  Tax Consequences of Withdrawals.............23
Telephone and Internet Transactions...........23
Death Benefit.................................23
  Proportional Withdrawals (Oregon only)......23
  Beneficiary.................................24
  Distribution of Death Benefit...............24
Charges and Deductions........................25
  Mortality and Expense Risk Charge...........25
  Contract Maintenance Charge.................25
  Transfer Fees...............................26
  Expenses of the Portfolios..................26
  Premium Tax.................................26
Other Taxes...................................26
Payout Options................................26
  Periodic Withdrawals........................26
  Annuity Payouts.............................29
Seek Tax Advice...............................29
Federal Tax Matters...........................29
  Taxation of Annuities.......................29
Individual Retirement Annuities...............32
Assignments or Pledges........................32
Performance Data..............................32
  Money Market Yield..........................32
  Average Annual Total Return.................33
Distribution of the Contracts.................38
Voting Rights.................................38
Rights Reserved by Great-West.................38
Legal Proceedings.............................39
Legal Matters.................................39
Independent Auditors..........................39
Incorporation of Certain Documents by Reference
   and Available Information..................39
Table of Contents of Statement of Additional
   Information................................40
Appendix A--Condensed Financial
Information...................................41
Appendix B--Market Value Adjustments..........50
Appendix C--Net Investment Factor.............52



                                        3

--------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code") that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account--An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.


Contract Maintenance Charge--For contracts with an Annuity Account Value of less than $50,000 on the applicable contract anniversary date, an annual charge of $25 applies. Also, if your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will apply until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.


Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwab Select Annuity Structure

                              Your Annuity Account


     Variable Account                           Fixec Account
Contains the money you contribute      Contains the money you contribute to
 to variable investment options            fixed investment options
    (the Sub-accounts)                    (the Guarantee Period Fund)


         Sub-Accounts                       Guarantee Period Fund
Shares of the Portfolio are held      You can choose a guarantee period of
    in Sub-Accounts.  there is one           three to ten years
  Sub-Account for each Portfolio

          Portfolio


Your total Annuity Account can be made up of a variable and a fixed account.

--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Guaranteed Interest Rate--The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.


Primary Annuitant--See Annuitant, above; if a Contingent Annuitant is named in the application, the Primary Annuitant receives payments based on the applicable payout option during his/her lifetime and payments continue, after the death of the Primary Annuitant, for the life of the surviving Contingent Annuitant.


Request--Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.


Series Account--Variable Annuity-1 Series Account; the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").


Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.


Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution, Transfer or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.


Transfer--Moving money from and between the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.

                                        5

--------------------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.

--------------------------------------------------------------------------------
How to contact Schwab Insurance Services:
Schwab Insurance Services
101 Montgomery Street
San Francisco, CA 94104

Attention:  Insurance & Annuities Department
800-838-0650
Email: annuities@schwab.com
--------------------------------------------------------------------------------

Your initial Contribution must be at least $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "free look period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on page 18 of this Prospectus.


Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.


If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 23.

For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page 18 of this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

                                        6

VARIABLE ANNUITY FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.


                       Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                          None
(as a percentage of purchase payments)

Surrender Charge:                                         None
(as a percentage of purchase payments)

Maximum Transfer Charge:                                  $10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                        $25*

*The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.


                         Series Account Annual Expenses
               (as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:                        0.85%

Account Fees and Expenses:                                 None

Total Series Account Annual Expenses:                     0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

                                       7

Total Annual Portfolio Operating Expenses                 Minimum       Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses)                  0.32%    --  1.61%(1)



THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.



1 The expenses shown do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.44%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

                                       8


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.


This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.


Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, would be:


        1 year        3 years       5 years        10 years
        $257           $830          $1,488         $3,577

The example does not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Annuity Account Value upon full surrender, death or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page 25 of this prospectus.


                                      9

--------------------------------------------------------------------------------
Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account for each calendar year since inception. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.

--------------------------------------------------------------------------------
Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"), a holding company. Lifeco is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On July 10, 2003, Great-West acquired Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account

We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 41 Sub-Accounts, all of which are available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

--------------------------------------------------------------------------------
The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:

o       holds its assets separate from the assets of the other Portfolios,
o       has its own distinct investment objective and policy, and
o       operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

                                       10

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger American Fund-- advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.


Alliance Variable Products Series Fund, Inc.-- advised by Alliance Capital Management, L.P., New York, New York.


AllianceBernstein VP Utility Income Portfolio - Class A Shares seeks current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

American Century Variable Portfolios, Inc. -- advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.

American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust-- advised by BAMCO, Inc. of New York, New York.


Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.


Delaware VIP Trust -- advised by Delaware Management Company, Philadelphia, Pennsylvania.


Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation by investing, under normal circumstances, at least 80% of the Series' net assets in investments of small companies, those having a market capitalization generally less than $2 billion at the time of purchase. Our focus will be on value stocks, defined as stocks whose price is historically low based on a given financial measure such as profits, book value, or cash flow.

                                       11

Dreyfus Investment Portfolios - advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depository receipts, including those issued in initial public offerings or shortly thereafter.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks to maximize capital appreciation. To pursue this goal, under normal circumstances the Portfolio invests primarily in small-cap companies which are companies with total market capitalizations of less than $2 billion at the time of purchase. The Portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the Portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities including those issued in initial public offerings.

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated Insurance Series -- advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies.

Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing primarily in both equity and fixed income securities that have high relative income potential.


Gartmore Variable Insurance Trust -- advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.

Dreyfus GVIT Mid Cap Index Fund - Class II seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.


INVESCO Variable Investment Funds, Inc.-- advised by INVESCO Funds Group, Denver, Colorado.


INVESCO VIF-Core Equity Fund seeks to provide high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least

                                       12

50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund are generally expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depositary Receipts ("ADRs").


INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly called "junk bonds," and preferred stock with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.


INVESCO VIF-Technology Fund seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.


Janus Aspen Series -- advised by Janus Capital Management LLC of Denver,
Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.


Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities, including agency securities, and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

Janus Aspen Series Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.


Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks to provide long-term capital growth and current income through investment of up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen Series International Growth Portfolio - Institutional Shares seeks long-term growth of capital. The Portfolio invests under normal circumstances at least 80% of its net assets in securities of issuers from at least five different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.


Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times, under unusual circumstances, invest in fewer than five countries or even a single country.

Oppenheimer Variable Account Funds - advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust -- advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from

                                       14

decreases in interest rates or improving credit fundamentals for a particular sector or security.

Prudential Series Fund, Inc.-- advised by Prudential Investments LLC of Newark, New Jersey.


Prudential Series Fund Equity Portfolio Class II seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indices. Current income, if any, is incidental.


SAFECO Resource Series Trust -- advised by SAFECO Asset Management Company of Seattle, Washington.


SAFECO RST Core Equity Portfolio (formerly SAFECO RST Equity Portfolio) To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.

SAFECO RST Growth Opportunities Portfolio To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

SAFECO RST Small Cap Value Portfolio (formerly SAFECO RST Small Company Value Portfolio) To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) inequity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.


Schwab Annuity Portfolios-- advised by Charles Schwab Investment Management, Inc. of San Francisco, California.


Schwab MarketTrack Growth Portfolio II(TM) seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio(TM) seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.

Scudder Variable Series I-- advised by Deutsche Investment Management Americas, Inc. of New York, New York.

                                       15


Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stocks of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the S&P 500 Index or the Russell 1000 Growth Index.


Scudder Variable Series I Growth and Income Portfolio - Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.


The Scudder Investment VIT Funds--- advised by Deutsche Asset Management Americas, Inc. of New York, New York and sub-advised by Northern Trust Investments, Inc. of Chicago, Illinois.

Scudder VIT EAFE(R) Equity Index Fund - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index") which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

Scudder VIT Small Cap Index Fund - Class A Shares The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small US companies.


The Strong Variable Insurance Funds, Inc.-- advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

Strong Multi Cap Value Fund II invests, under normal conditions, at least 80% of its net assets in common stocks of small-, medium-, and large-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund's manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation, or positive timing in the business cycle. The Fund may also invest up to 30% of its net assets in foreign securities. The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

The Universal Institutional Funds, Inc.-- advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."

Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios


Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center. You may also visit www.schwab.com or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers).


The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

Great-West and GWFS Equities, Inc. ("GWFS") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

--------------------------------------------------------------------------------
The Guarantee Period Fund

                                       16

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.


Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-unitized market value separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.


When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least three years for Contracts issued after June 1, 2003. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.

Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of three to ten years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.


The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 18). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 18.


Investments of the Guarantee
Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government.
o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.
o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.
o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods

Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are

                                       17

available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.

No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years following its Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.

--------------------------------------------------------------------------------
Breaking a Guarantee Period

If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different from those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. The standard non-forfeiture rate in all states is 3%, except in Florida and Mississippi where it is 0%.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

o surrender your investment in the Guarantee Period Fund; o transfer money from the Guarantee Period Fund;
o    partially withdraw money from the Guarantee Period Fund;
o    take a periodic withdrawal;
o apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or
o take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

o    transfer to a Sub-Account offered under this Contract;
o    surrenders, partial withdrawals, annuitization or periodic withdrawals; or
o    a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

--------------------------------------------------------------------------------
Application and Initial Contributions


The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000, $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account.


If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

--------------------------------------------------------------------------------
Free Look Period

                                       18

During the free look period (ten days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the free look period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. During the free look period, all Contributions will be processed as follows:

o Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

--------------------------------------------------------------------------------
Subsequent Contributions


Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 only with our prior approval. Additional Contributions will be credited on the date received by the Annuity Administration Department at GWL&A if received before 4:00 p.m. Eastern Time and the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be credited on the next business day the NYSE is open for business.


Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

--------------------------------------------------------------------------------
Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of the Variable and Fixed Account Values established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

o    net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o    minus the daily mortality and expense risk charge,
o minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
o    minus any applicable Transfer fees, and
o    minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a "valuation date"). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

                                       19

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by Request to the Annuity Administration Department at Great-West.

Your Request must specify:

o    the amounts being Transferred;
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made; and
o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.


Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year, subject to certain restrictions discussed in this section. We reserve the right to limit the number of Transfers you make.


There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern Time. Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.


When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 17. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. In general, proposed SEC rules and the Portfolios define market timing activity to be the movement in and out of a Sub-Account in a five-day period designed to take advantage of short-term market fluctuations based upon expected increases in Sub-Account unit values. Excessive trading activity is defined as purchase and sale transactions of an Owner that occurs with such frequency and/or such size as to materially affect the Portfolio's ability to meet its investment objective in the judgment of the Portfolio. Portfolios may report suspected market-timing or excessive trading transfer activity. However, not all market timing or excessive trading transfer activity can be prevented, as it may not be possible to identify it unless and until a trading pattern is established. If suspected market timing or excessive trading activity is identified by the Portfolios, we will take corrective action at the request of the Portfolio consistent with the terms of the Contract and applicable law.


Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

                                       20

As a result, we reserve the right to require that all Transfer Requests be made by you and not by your designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------
How dollar cost averaging works:
 -------- --------- -------- --------
 ------Contribution Units      Price
 Month              Purchased  per
                               unit
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.      $250       10     $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250       12       20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250       20       12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250       20       12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250       15       16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250       12       20.83
 -------- --------- -------- --------
 Average   market   value  per  unit
 $18.06

 Investor's  average  cost  per unit
 $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made

                                       21

on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the twelve free Transfers.

--------------------------------------------------------------------------------
How Rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

[GRAPHIC OMITTED]
Stocks 60%
        Large Company 30%
        Small Company 15%
        International 15%

Bonds  30%
Cash   10%



Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[GRAPHIC OMITTED]
Stocks 75%
        Large Company 35%
        Small Company 20%
        International 20%

Bonds  20%
Cash    5%


Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

--------------------------------------------------------------------------------

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

o    Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
o You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

--------------------------------------------------------------------------------
Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are not permitted by telephone. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, plus any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 17

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
o    A partial  withdrawal or a surrender will be effective upon the Transaction
     Date.
o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively

                                       22

"Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 28.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time will be made on that day at that day's unit value. Transfer requests received after 4:00 p.m. Eastern Time will be made on the next business day that we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions; o providing written confirmation of the transaction; and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

--------------------------------------------------------------------------------
Death Benefit

The Death Benefit, if any, will be equal to the greater of:

o the Annuity Account Value plus an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or

o    the  sum  of  Contributions,   less  partial  withdrawals  and/or  periodic
     withdrawals, and less any Premium Tax.

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued prior to April 30, 2004, in the State of Oregon will be as stated above. For Contracts issued in Oregon after April 30, 2004, the Death Benefit will be equal to the greater of:

o the Annuity Account Value plus an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or

o the sum of Contributions, less Proportional Withdrawals and less any Premium Tax.


Proportional Withdrawals (effective for Contracts issued after April 30, 2004 in Oregon only) are withdrawals, if any, made by you, whether partial and/or periodic, which reduce your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.


The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are

                                       23

requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

o    payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

o    payout in a single sum that may be subject to a Market Value Adjustment, or
o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within six months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary at any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:

o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse
Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time

                                       24

to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

--------------------------------------------------------------------------------

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

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Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o       Premium Tax, if applicable;
o       Certain Transfers;
o       a Contract Maintenance Charge; and
o       our assumption of mortality and expense risks.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series

                                       25

Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios

The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Variable Annuity Fee Tables on page 7.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options

During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

o    The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
o    A minimum withdrawal amount of at least $100.
o    The calendar day of the month on which withdrawals will be made.
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

                                       26

o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o    Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero;
o    The Annuity Account Value is zero;
o    You request that withdrawals stop; or
o    The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

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If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

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Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9).

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Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

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In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page 21 and "Federal Tax Matters" on page 28.

Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity
Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of the Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

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If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

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Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date

                                       27

preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

o    no changes can be made in the payout option,
o    no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

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If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options: Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of

                                       28

monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Any other form of a fixed annuity acceptable to us.

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Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

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Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

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Federal Tax Matters

The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

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Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

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Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities and distributions from IRAs. You, as a "natural person," will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a distribution of such portion. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral for a loan.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

                                       29

The rule also does not apply where:

o    The annuity Contract is acquired by the estate of a decedent.
o    The Contract is an Annuity IRA.
o    The Contract is a qualified funding asset for a structured settlement.
o The Contract is purchased on behalf of an employee upon termination of a qualified plan.
o    The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any withdrawal is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable at ordinary income tax rates. Once the "investment in the Contract" has been fully recovered, the full amount of any additional annuity payouts is taxable.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o    Made on or after the date on which the Owner  reaches age 59 1/2.
o    Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a non-Qualified Contract must provide the following two distribution rules:

                                       30

o If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.
o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Contract.Transfers, Assignments or Exchanges A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

                                       31

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities

The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.

--------------------------------------------------------------------------------
Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield

The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. It is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that

                                       32

Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The table on the following page illustrates standardized average annual total return for one- and five-year periods and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2003. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data utilize the same calculation method which reflects the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated from the inception date of the underlying Portfolio. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.

                                       33

                               Average Annual Total Return as of 12/31/03 - Hypothetical $1,000 Contribution*

                                       Standardized Performance Data   Non-Standardized Performance Data
                                       Length of Investment Period                         Length of Investment Period

Sub-Account                            1 year   5 years   Since    Inception  1 Year  3 years  5 years  10 years Since     Inception
                                                        Inception  Date of                                       Inception  Date of
                                                           of      Sub-Account                                   of       Underlying
                                                       Sub-Account                                             Underlying  Portfolio
                                                                                                               Portfolio
                                                                                                               (if less
                                                                                                                than 10
                                                                                                                 years)
Alger American Growth - Class O Shares 34.04%    -2.74%    7.03%    11/1/1996  34.04%  -8.03%   -2.74%   9.24%   N/A      1/9/1989
Alger American MidCap Growth- Class O   N/A        N/A    23.04%+   6/2/2003   46.55%  -1.75%    6.04%  11.78%   N/A      5/3/1993
Shares
AllianceBernstein VP Utility Income    18.84%      N/A    20.92%    9/30/2002  18.84%  -10.98%  -1.59%    N/A   6.26%     5/10/1994
Portfolio- Class A Shares
American Century VP Balanced Fund-      N/A        N/A    9.08%+    6/2/2003   18.54%   0.53%    1.34%   6.43%   N/A      5/1/1991
Original Class Shares
American Century VP International -    23.46%    -1.73%    4.05%    11/1/1996  23.46%  -11.89%  -1.73%    N/A   4.30%     5/2/1994
Original Class Shares
American Century VP Value Fund-         N/A        N/A    16.04%+   6/2/2003   27.82%   7.38%    7.32%    N/A   9.95%     5/1/1996
Original Class Shares
Baron Capital Asset: Insurance Shares  28.92%      N/A     6.50%    5/3/1999   28.92%   6.91%    9.70%    N/A   15.17%    10/1/1998
Delaware VIP Small Cap Value Series    40.80%      N/A    13.70%    5/3/2001   40.80%  13.47%   10.03%  11.51%   N/A     12/27/1993
Dreyfus GVIT Mid Cap Index Fund- Class  N/A        N/A    20.49%+   6/2/2003   33.21%   3.04%    8.40%    N/A   8.49%    11/01/1997
II

Dreyfus Investment Portfolios MidCap    N/A        N/A    17.06%+   6/2/2003   30.64%   2.81%    5.06%    N/A   3.91%     5/01/1998
Stock Portfolio- Initial Shares
Dreyfus Variable Investment Fund       20.15%      N/A    -2.27%    5/3/1999   20.15%  -3.73%   -0.59%  10.36%   N/A      4/5/1993
Appreciation - Initial Shares
Dreyfus Variable Investment Fund       30.58%      N/A     0.81%    5/3/2001   30.58%  -0.85%    5.98%   8.82%   N/A      8/31/1990
Developing Leaders Portfolio- Initial
Shares
Dreyfus Variable Investment Fund       25.53%      N/A    -2.55%    5/3/1999   25.53%  -4.65%   -0.86%    N/A   9.03%     5/2/1994
Growth and Income - Initial Shares
Federated American Leaders Fund II     26.61%     0.38%    6.98%    11/1/1996  26.61%  -1.67%    0.38%    N/A   9.59%     2/10/1994
Primary Shares**

Federated Capital Income Fund II       19.69%    -6.86%   -0.24%    5/1/1997   19.69%  -8.29%   -6.86%    N/A   2.82%     2/10/1994
(formerly the Federated Utility Fund
II)**
Federated Fund for U.S. Government     1.50%      4.74%    5.19%    11/1/1996  1.50%    5.19%    4.74%    N/A   5.10%     3/28/1994
Securities II**
INVESCO VIF-Core Equity Fund           21.56%     0.78%    6.53%    11/1/1996  21.56%  -4.20%    0.78%    N/A   9.57%     8/9/1994
INVESCO VIF-High Yield Fund            23.98%    -0.63%    2.24%    11/1/1996  23.98%   0.75%   -0.63%    N/A   4.65%     5/26/1994
INVESCO VIF-Technology Fund            44.05%      N/A    -32.00%   3/1/2000   44.05%  -25.87%  -4.52%    N/A   1.84%     5/20/1997
Janus Aspen Series Balanced             N/A        N/A    6.77%+    6/2/2003   13.08%  -0.29%    3.82%  10.67%   N/A      9/13/1993
Portfolio-Institutional Shares
Janus Aspen Series Flexible Income -   5.49%       N/A     5.65%    5/3/1999   5.49%    7.25%    5.51%   7.38%   N/A      9/13/1993
Institutional Shares
Janus Aspen Series Growth and Income   25.26%      N/A    -12.97%   5/3/2001   22.67%  -6.42%    3.75%    N/A   6.56%     5/1/1998
Portfolio- Institutional Shares***

Janus Aspen Series Growth -            30.60%    -3.03%    5.18%    11/1/1996  30.60%  -10.80%  -3.03%   7.95%   N/A      9/13/1993
Institutional Shares
Janus Aspen Series International       33.78%      N/A     1.36%    5/3/1999   33.78%  -9.12%    2.42%    N/A   9.59%     5/2/1994
Growth - Institutional Shares
Janus Aspen Series Worldwide Growth -  22.95%    -1.02%    6.10%    11/1/1996  22.95%  -11.30%  -1.02%   9.05%   N/A      9/13/1993
Institutional Shares
Oppenheimer Global Securities Fund     41.83%      N/A     1.35%    5/3/2001   41.83%  -1.52%    9.36%   8.95%   N/A     11/12/1990
PIMCO VIT High Yield Portfolio         21.89%      N/A    24.93%    9/30/2002  21.89%   6.63%    3.98%    N/A   3.74%     4/30/1998
PIMCO VIT Low Duration Portfolio        N/A        N/A    -0.44%+   6/2/2003   1.46%    4.73%     N/A     N/A   4.61%     2/16/1999
Prudential Series Fund Equity Class II 30.00%      N/A    -2.78%    5/3/1999   30.00%  -4.40%     N/A     N/A   -2.78%    5/3/1999
SAFECO RST Core Equity**               23.73%    -4.82%    2.02%    5/1/1997   23.73%  -6.55%   -4.82%   7.33%   N/A      4/3/1987
SAFECO RST Growth Opportunities**      41.75%      N/A     2.04%    5/3/1999   41.75%   1.12%    0.02%  11.33%   N/A      1/7/1993
SAFECO RST Small Cap Value Portfolio    N/A        N/A    22.79%+   6/2/2003   41.58%  17.17%   11.36%    N/A   8.64%     4/30/1997
Schwab MarketTrack Growth II**         25.90%     1.38%    6.13%    11/1/1996  25.90%  -1.42%    1.38%    N/A   6.13%     11/1/1996
Schwab Money Market Portfolio          -0.11%     2.36%    2.87%    11/1/1996  -0.11%   1.04%    2.36%    N/A   3.12%     5/3/1994
Schwab S&P 500**                       27.11%    -1.81%    6.74%    11/1/1996  27.11%  -5.23%   -1.81%    N/A   6.74%     11/1/1996
Scudder Variable Series I Capital      25.82%      N/A    -4.77%    5/3/1999   25.82%  -10.96%  -3.33%   6.51%   N/A      7/16/1985
Growth - Class A Shares
Scudder Variable Series I Growth and   25.66%      N/A    -5.60%    5/3/1999   25.66%  -5.56%   -3.06%    N/A   7.10%     5/2/1994
Income - Class A Shares
Scudder VIT EAFE(R)Equity Index - Class 32.21%      N/A    -5.72%    5/3/1999   32.21%  -8.46%   -4.36%    N/A   -1.69%   8/22/1997
A Shares**

Scudder VIT Small Cap Index - Class A  45.20%      N/A     5.47%    5/3/1999   45.20%   4.96%    5.51%    N/A   4.55%     8/22/1997
Shares**
Strong Multi Cap Value II**            37.22%      N/A    -0.10%    5/3/1999   37.22%   2.56%    2.10%    N/A   1.72%    10/10/1997
Universal Institutional Funds  U.S.    36.34%    12.41%    8.16%    9/17/1997  36.34%  13.45%   12.14%    N/A   9.11%     3/3/1997
Real Estate - Class I Shares**, ****

* Each calculation assumes that the $1,000 initial Contribution was allocated to only one Sub-Account and no Transfers or subsequent Contributions were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any Premium Taxes that may be payable. The charge reflected is the mortality and expense risk charge of 0.85% and the Contract Maintenance Charge of $25 applicable to Annuity Accounts with less than $50,000 in value.

** Portfolio expenses in excess of defined amounts were reimbursed during one or more calendar years for these Portfolios. Without this expense reimbursement or waiver, any return percentages shown that include these calendar years would be lower.

*** The Berger IPT-Large Cap Growth Fund ("Berger Fund") merged into the Janus Aspen Series Growth and Income Portfolio-Institutional Shares ("Janus G&I Fund") on March 21, 2003 ("Merger Date"). As a result, the Berger Fund sub-account merged into the Janus G&I sub-account. The unit values and number of units outstanding for the Janus G&I Fund sub-account reflects the combined performance of the Berger Fund sub-account from the beginning of the reporting period through the Merger Date, and the Janus G&I Fund sub-account from the Merger Date through March 31, 2003.

****On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio ("LIT Portfolio") were merged into the Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio ("UIF Portfolio"). The LIT Portfolio was terminated following the merger. The Sub-Account that had invested in the LIT Portfolio until that time began investing in the UIF Portfolio. As a result, both the standardized and non-standardized performance shown above reflect only the performance of the UIF Portfolio and not that of the LIT Portfolio.

+Because Sub-Account has been in existence for less then one year, returns are not annualized.

                                       37

Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o    the ranking of or asset  allocation/investment  strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts

GWFS is the principal underwriter and distributor of the Contracts. GWFS is registered with the SEC as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

--------------------------------------------------------------------------------
Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

--------------------------------------------------------------------------------
Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval and approval from any appropriate regulatory authority of the changes. Approval may not be required in all cases, however.

                                       38

Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.


o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account.

o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended, and/or;

o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

--------------------------------------------------------------------------------
Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West.

--------------------------------------------------------------------------------
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

--------------------------------------------------------------------------------
Independent Auditors

The consolidated financial statements incorporated by reference from Great-West Life & Annuity Insurance Company's Annual Report on Form 10-K for the year ended December 31, 2003, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report which is incorporated herein by reference and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------
Incorporation of Certain Documents by Reference and Available Information

Great-West's Annual Report on Form 10-K for the year ended December 31, 2003, is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.

Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

Annuity Administration Department
P. O. Box 173920
Denver, Colorado  80217-3920
1-800-838-0650

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account. Certain information concerning Great-West and its products is also available online at http://www.gwla.com.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

                                       39

--------------------------------------------------------------------------------

Table of Contents of Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o    general information;

o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

o    the calculation of annuity payments;

o    postponement of payments;

o    services;

o    withholding;

o    calculation of performance data; and

o financial statements for the Series Account and Great-West Life & Annuity Insurance Compay.

                                       40

--------------------------------------------------------------------------------
Appendix A--Condensed Financial Information

                      Selected data for accumulation units
            Outstanding through each period ending December 31, 2003

                                                      Alliance
                          Alger         Alger         Bernstein VP  American     American      American      Baron
                          American      American      Utility       Century VP   Century VP    Century VP    Capital
                          Growth        MidCap Growth Income        Balanced     International Value         Asset
                          -------------------------------------------------------------------------------------------------

--------------------------
Date Sub-Account          11/01/96      06/13/03      06/13/03      06/13/03     11/01/96      06/13/03      05/03/99
Commenced Operations
--------------------------
2003
--------------------------
 Beginning Unit Value     $12.19        $10.00        $10.00        $10.00       $10.82        $10.00        $10.42
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $16.34        $12.30        $10.84        $10.91       $13.35        $11.60        $13.44
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          1,821,665     194,735       53,982        76,175       702,872       207,509       1,704,855
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $29,776       $2,396        $585          $831         $9,386        $2,408        $22,911
--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------
2002

--------------------------
 Beginning Unit Value     $18.35                                                 $13.70                      $12.25
--------------------------=================================================================================================
 Ending Unit Value        $12.19                                                 $10.82                      $10.42
--------------------------=================================================================================================
 Number of Units          2,113,428                                              684,511                     1,568,750
Outstanding
                          =================================================================================================
 Net Assets (000's)       $25,771                                                $7,404                      $16,353
--------------------------=================================================================================================

--------------------------
2001
--------------------------
 Beginning Unit Value     $20.99                                                 $19.51                      $11.00
--------------------------
                          =================================================================================================
 Ending Unit Value        $18.35                                                 $13.70                      $12.25
--------------------------
--------------------------=================================================================================================
 Number of Units          2,859,914                                              756,485                     1,057,192
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $52,489                                                $10,364                     $12,954
                          =================================================================================================

--------------------------
2000
--------------------------
 Beginning Unit Value     $24.84                                                 $23.66                      $11.40
--------------------------=================================================================================================
 Ending Unit Value        $20.99                                                 $19.51                      $11.00
--------------------------
                          =================================================================================================
 Number of Units          3,090,861                                              808,346                     655,329
Outstanding
--------------------------
--------------------------=================================================================================================
 Net Assets (000's)       $64,886                                                $15,773                     $7,209
                          =================================================================================================

--------------------------
1999
--------------------------
 Beginning Unit Value     $18.74                                                 $14.54                      $10.00
--------------------------
                          =================================================================================================
 Ending Unit Value        $24.84                                                 $23.66                      $11.40
--------------------------
--------------------------=================================================================================================
 Number of Units          2,200,675                                              602,867                     502,097
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $54,671                                                $14,264                     $5,723
                          =================================================================================================


                                                      Alliance
                          Alger         Alger         Bernstein VP  American     American      American      Baron
                          American      American      Utility       Century VP   Century VP    Century VP    Capital
                          Growth        MidCap Growth Income        Balanced     International Value         Asset
---------------------------------------------------------------------------------------------------------------------------
--------------------------
1998
--------------------------
 Beginning Unit Value     $12.76                                                 $12.35
--------------------------
                          =================================================================================================
 Ending Unit Value        $18.74                                                 $14.54
--------------------------
--------------------------=================================================================================================
 Number of Units          1,306,403                                              560,117
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $24,487                                                $8,147
                          =================================================================================================

--------------------------
1997
--------------------------
 Beginning Unit Value     $10.24                                                 $10.49
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $12.76                                                 $12.35
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          417,062                                                298,157
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $5,325                                                 $3,683
--------------------------=================================================================================================

--------------------------
1996
--------------------------
 Beginning Unit Value     $10.00                                                 $10.00
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $10.24                                                 $10.49
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          1,167                                                  13,400
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $12                                                    $141                                   (Continued)
--------------------------=================================================================================================


                                                                                                             Federated
                          Delaware VIP                                                                       Fund for
                          Premium                                   Dreyfus     Dreyfus VIF    Federated     U.S.
                          Small Cap     Dreyfus       Dreyfus VIF   VIF Growth   Developing    American      Government
                          Value         MidCap Stock  Appreciation  & Income     Leaders       Leaders II    Securities II
---------------------------------------------------------------------------------------------------------------------------

--------------------------
Date Sub-Account          06/13/03      06/13/03      05/03/99      5/03/99      06/13/03      11/01/96      11/01/96
Commenced Operations

--------------------------
2003
--------------------------
 Beginning Unit Value     $10.00        $10.00        $7.49         $7.08        $10.00        $12.86        $14.23
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $12.38        $11.71        $9.00         $8.88        $11.94        $16.29        $14.44
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          271,405       71,020        1,205,655     509,435      32,811        1,235,169     3,813,779
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $3,360        $831          $10,852       $4,528       $392          $20,143       $55,067
--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------
2002
--------------------------
 Beginning Unit Value                                 $9.07         $9.56                      $16.26        $13.16
--------------------------=================================================================================================
 Ending Unit Value                                    $7.49         $7.08                      $12.86        $14.23
--------------------------=================================================================================================
 Number of Units                                      1,123,321     479,690                    1,404,975     5,341,399
Outstanding
                          =================================================================================================
 Net Assets (000's)                                   $8,416        $3,398                     $18,098       $75,984
--------------------------=================================================================================================

--------------------------
2001

                                       42

--------------------------
 Beginning Unit Value                                 $10.09        $10.24                     $17.12        $12.40
--------------------------
                          =================================================================================================
 Ending Unit Value                                    $9.07         $9.56                      $16.26        $13.16
--------------------------
--------------------------=================================================================================================
 Number of Units                                      880,333       778,050                    1,491,691     4,482,043
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                                   $7,987        $7,440                     $24,283       $58,968
                          =================================================================================================

--------------------------
2000
--------------------------
 Beginning Unit Value                                 $10.24        $10.73                     $16.87        $11.27
--------------------------=================================================================================================
 Ending Unit Value                                    $10.09        $10.24                     $17.12        $12.40
--------------------------
                          =================================================================================================
 Number of Units                                      474,144       264,684                    1,211,956     3,179,462
Outstanding
--------------------------
--------------------------=================================================================================================
 Net Assets (000's)                                   $4,784        $2,714                     $20,780       $39,417
                          =================================================================================================

--------------------------
1999
--------------------------
 Beginning Unit Value                                 $10.00        $10.00                     $15.95        $11.43
--------------------------
                          =================================================================================================
 Ending Unit Value                                    $10.24        $10.73                     $16.87        $11.27
--------------------------
--------------------------=================================================================================================
 Number of Units                                      245,395       49,371                     1,441,835     2,809,027
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                                   $2,513        $534                       $24,346       $31,648
                          =================================================================================================

                                                                                                             Federated
                          Delaware VIP                                                                       Fund for
                          Premium                                   Dreyfus     Dreyfus VIF    Federated     U.S.
                          Small Cap     Dreyfus       Dreyfus VIF   VIF Growth   Developing    American      Government
                          Value         MidCap Stock  Appreciation  & Income     Leaders       Leaders II    Securities II
---------------------------------------------------------------------------------------------------------------------------

--------------------------
1998
--------------------------
 Beginning Unit Value                                                                          $13.67        $10.71
--------------------------
                          =================================================================================================
 Ending Unit Value                                                                             $15.95        $11.43
--------------------------
--------------------------=================================================================================================
 Number of Units                                                                               1,761,482     2,136,709
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                                                                            $28,117       $24,427
                          =================================================================================================

--------------------------
1997
--------------------------
 Beginning Unit Value                                                                          $10.42        $9.97
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                                                                             $13.67        $10.71
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                                                                               1,426,437     815,966
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                                                                            $19,505       $8,737
--------------------------=================================================================================================

--------------------------
1996
--------------------------
 Beginning Unit Value                                                                          $10.00        $10.00
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                                                                             $10.42        $9.97
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                                                                               65,889        9,330
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                                                                            $686          $93        (Continued)
--------------------------=================================================================================================


                                       43

                          Federated                                                                          Janus Aspen
                          Capital       Dreyfus GVIT  INVESCO VIF   INVESCO VIF  INVESCO VIF   Janus Aspen   Series
                          Income II     MidCap        Core Equity   High Yield   Technology    Series        Flexible
                                        Market Index                                           Balanced      Income
---------------------------------------------------------------------------------------------------------------------------



--------------------------
Date Sub-Account          5/01/97       06/13/03      11/01/96      11/01/96     03/01/00      06/13/03      05/03/99
Commenced Operations

--------------------------
2003
--------------------------
 Beginning Unit Value     $8.26         $10.00        $13.01        $9.50        $1.58         $10.00        $12.27
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $9.88         $12.05        $15.81        $11.77       $2.28         $10.68        $12.95
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          210,670       89,494        1,318,309     1,612,798    4,628,543     50,999        2,699,036
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $2,082        $1,082        $20,856       $18,989      $10,562       $545          $34,946
--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------
2002
--------------------------
 Beginning Unit Value     $10.95                      $16.22        $9.70        $3.01                       $11.20
--------------------------=================================================================================================
 Ending Unit Value        $8.26                       $13.01        $9.50        $1.58                       $12.27
--------------------------=================================================================================================
 Number of Units          208,766                     1,584,575     1,586,371    3,230,415                   3,619,361
Outstanding
                          =================================================================================================
 Net Assets (000's)       $1,724                      $20,623       $15,065      $5,117                      $44,421
--------------------------=================================================================================================

--------------------------
2001
--------------------------
 Beginning Unit Value     $12.81                      $17.97        $11.51       $5.60                       $10.49
--------------------------
                          =================================================================================================
 Ending Unit Value        $10.95                      $16.22        $9.70        $3.01                       $11.20
--------------------------
--------------------------=================================================================================================
 Number of Units          238,710                     2,191,193     1,802,549    4,253,860                   2,866,207
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $2,615                      $35,560       $17,491      $12,785                     $32,113
                          =================================================================================================

--------------------------
2000
--------------------------
 Beginning Unit Value     $14.18                      $17.28        $13.14       $10.00                      $9.95
--------------------------=================================================================================================
 Ending Unit Value        $12.81                      $17.97        $11.51       $5.60                       $10.49
--------------------------
                          =================================================================================================
 Number of Units          260,840                     2,043,703     1,919,249    4,296,975                   1,624,948
Outstanding
--------------------------
--------------------------=================================================================================================
 Net Assets (000's)       $3,340                      $36,739       $22,081      $24,047                     $17,043
                          =================================================================================================

--------------------------
1999
--------------------------
 Beginning Unit Value     $14.07                      $15.18        $12.13                                   $10.00
--------------------------
                          =================================================================================================
 Ending Unit Value        $14.18                      $17.28        $13.14                                   $9.95
--------------------------
--------------------------=================================================================================================
 Number of Units          280,957                     1,752,510     2,003,863                                838,445
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $3,985                      $30,299       $26,326                                  $8,347
                          =================================================================================================

                                       44

                          Federated                                                                          Janus Aspen
                          Capital       Dreyfus GVIT  INVESCO VIF   INVESCO VIF  INVESCO VIF   Janus Aspen   Series
                          Income II     MidCap        Core Equity   High Yield   Technology    Series        Flexible
                                        Market Index                                           Balanced      Income
---------------------------------------------------------------------------------------------------------------------------

--------------------------
1998
--------------------------
 Beginning Unit Value     $12.45                      $13.27        $12.09
--------------------------
                          =================================================================================================
 Ending Unit Value        $14.07                      $15.18        $12.13
--------------------------
--------------------------=================================================================================================
 Number of Units          416,024                     1,638,804     1,867,862
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $5,852                      $24,882       $22,654
                          =================================================================================================

--------------------------
1997
--------------------------
 Beginning Unit Value     $10.00                      $10.44        $10.39
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $12.45                      $13.27        $12.09
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          168,289                     1,271,028     1,360,681
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $2,095                      $16,867       $16,450
--------------------------=================================================================================================

--------------------------
1996
--------------------------
 Beginning Unit Value                                 $10.00        $10.00
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                                    $10.44        $10.39
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                                      68,874        52,044
 Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                                   $719          $541                                                (Continued)
--------------------------=================================================================================================



                          Janus Aspen                 Janus Aspen   Janus Aspen
                          Series                      Series        Series       Oppenheimer
                          Growth &      Janus Aspen   International Worldwide    Global        PIMCO VIT     PIMCO VIT
                          Income*       Series Growth Growth        Growth       Securities VA High Yield    Low Duration
---------------------------------------------------------------------------------------------------------------------------

--------------------------
Date Sub-Account          06/13/03      11/01/96      05/03/99      11/01/96     06/13/03      06/13/03      06/13/03
Commenced Operations

--------------------------
2003
--------------------------
 Beginning Unit Value     $10.00        $11.05        $7.98         $12.49       $10.00        $10.00        $10.00
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $11.31        $14.43        $10.67        $15.36       $12.94        $10.83        $9.96
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          56,553        1,841,786     1,180,411     1,959,271    465,732       371,489       1,377,547
 Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $640          $26,576       $12,597       $30,092      $6,025        $4,025        $13,714
--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------
2002
--------------------------
 Beginning Unit Value                   $15.16        $10.81        $16.91
--------------------------=================================================================================================
 Ending Unit Value                      $11.05        $7.98         $12.49
--------------------------=================================================================================================
 Number of Units                        2,411,606     1,715,998     2,821,900
Outstanding
                          =================================================================================================
 Net Assets (000's)                     $26,640       $13,686       $35,252
--------------------------=================================================================================================

--------------------------
2001
--------------------------
 Beginning Unit Value                   $20.32        $14.20        $21.99
--------------------------
                          =================================================================================================
 Ending Unit Value                      $15.16        $10.81        $16.91
--------------------------
--------------------------=================================================================================================
 Number of Units                        3,590,948     2,109,314     3,763,889
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                     $54,439       $22,800       $63,654
                          =================================================================================================


                                       45
--------------------------
2000
--------------------------
 Beginning Unit Value                   $23.98        $17.04        $26.30
--------------------------=================================================================================================
 Ending Unit Value                      $20.32        $14.20        $21.99
--------------------------
                          =================================================================================================
 Number of Units                        4,289,162     2,082,710     4,803,181
Outstanding
--------------------------
--------------------------=================================================================================================
 Net Assets (000's)                     $87,143       $29,582       $105,639
                          =================================================================================================

--------------------------
1999
--------------------------
 Beginning Unit Value                   $16.79        $10.00        $16.13
--------------------------
                          =================================================================================================
 Ending Unit Value                      $23.98        $17.04        $26.30
--------------------------
--------------------------=================================================================================================
 Number of Units                        3,396,683     772,937       4,259,845
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                     $81,453       $13,174       $112,048
                          =================================================================================================


                          Janus Aspen                 Janus Aspen   Janus Aspen
                          Series                      Series        Series       Oppenheimer
                          Growth &      Janus Aspen   International Worldwide    Global        PIMCO VIT     PIMCO VIT
                          Income*       Series Growth Growth        Growth       Securities VA High Yield    Low Duration
---------------------------------------------------------------------------------------------------------------------------

--------------------------
1998

--------------------------
 Beginning Unit Value                   $12.49                      $12.62
--------------------------
                          =================================================================================================
 Ending Unit Value                      $16.79                      $16.13
--------------------------
--------------------------=================================================================================================
 Number of Units                        1,979,076                   3,616,710
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                     $33,242                     $58,337
                          =================================================================================================

--------------------------
1997
--------------------------
 Beginning Unit Value                   $10.26                      $10.42
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                      $12.49                      $12.62
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                        1,335,813                   2,208,664
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                     $16,678                     $27,868
--------------------------=================================================================================================

--------------------------
1996
--------------------------
 Beginning Unit Value                   $10.00                      $10.00
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                      $10.26                      $10.42
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                        93,599                      51,982
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                     $960                        $541                                                 (Continued)
--------------------------=================================================================================================

                                       46


                          Prudential                  SAFECO RST   SAFECO RST    Schwab
                          Series Fund   SAFECO RST    Growth       Small-Cap     MarketTrack   Schwab Money  Schwab S&P
                          Equity        Core Equity   OpportunitiesValue         Growth II     Market        500
---------------------------------------------------------------------------------------------------------------------------

--------------------------
Date Sub-Account          05/03/99      05/01/97      05/03/99     06/13/03      11/01/96      11/01/96      11/01/96
Commenced Operations

--------------------------
2003
--------------------------
 Beginning Unit Value     $6.76         $9.27         $7.77        $10.00        $12.22        $12.32        $12.62
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value        $8.79         $11.47        $11.01       $12.28        $15.38        $12.31        $16.04
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units          92,393        467,227       899,779      110,301       897,279       6,586,308     6,460,145
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)       $812          $5,359        $9,907       $1,354        $13,807       $81,092       $103,661
--------------------------=================================================================================================
                          =================================================================================================

--------------------------
--------------------------
2002
--------------------------
 Beginning Unit Value     $8.81              $12.62   $12.57                     $14.57        $12.26        $16.40
--------------------------=================================================================================================
 Ending Unit Value        $6.76         $9.27         $7.77                      $12.22        $12.32        $12.62
--------------------------=================================================================================================
 Number of Units          57,585        530,496       795,324                    881,998       11,154,891    6,117,652
Outstanding
                          =================================================================================================
 Net Assets (000's)       $389          $4,918        $6,178                     $10,778       $137,495      $77,178
--------------------------=================================================================================================

--------------------------
2001
--------------------------
 Beginning Unit Value     $10.05        $14.05        $10.64                     $16.05        $11.93        $18.83
--------------------------
                          =================================================================================================
 Ending Unit Value        $8.81         $12.62        $12.57                     $14.57        $12.26        $16.40
--------------------------
--------------------------=================================================================================================
 Number of Units          119,514       859,655       1,066,369                  896,576       13,479,708    6,729,128
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $1,053        $10,848       $13,404                    $13,067       $165,358      $110,371
                          =================================================================================================

--------------------------
2000
--------------------------
 Beginning Unit Value     $9.85         $15.88        $11.44                     $17.01        $11.35        $20.95
--------------------------=================================================================================================
 Ending Unit Value        $10.05        $14.05        $10.64                     $16.05        $11.93        $18.83
--------------------------
                          =================================================================================================
 Number of Units          159,971       940,488       576,155                    818,621       12,387,477    5,933,342
Outstanding
--------------------------
--------------------------=================================================================================================
 Net Assets (000's)       $1,607        $13,212       $6,131                     $13,138       $147,767      $111,752
                          =================================================================================================

--------------------------
1999
--------------------------
 Beginning Unit Value     $10.00        $14.65        $10.00                     $14.34        $10.93        $17.54
--------------------------
                          =================================================================================================
 Ending Unit Value        $9.85         $15.88        $11.44                     $17.01        $11.35        $20.95
--------------------------
--------------------------=================================================================================================
 Number of Units          32,428        1,065,919     155,643                    560,533       9,858,627     5,457,283
Outstanding
--------------------------=================================================================================================
 Net Assets (000's)       $320          $16,928       $1,780                     $9,532        $111,967      $114,346
                          =================================================================================================

                          Prudential                  SAFECO RST   SAFECO RST    Schwab
                          Series Fund   SAFECO RST    Growth       Small-Cap     MarketTrack   Schwab Money  Schwab S&P
                          Equity        Core Equity   OpportunitiesValue         Growth II     Market        500
---------------------------------------------------------------------------------------------------------------------------

--------------------------
1998
--------------------------
 Beginning Unit Value                   $11.83                                   $12.79        $10.49        $13.81
--------------------------
                          =================================================================================================
 Ending Unit Value                      $14.65                                   $14.34        $10.93        $17.54
--------------------------
--------------------------=================================================================================================
 Number of Units                        1,168,094                                447,514       6,647,088     4,084,150
 Outstanding
--------------------------=================================================================================================
 Net Assets (000's)                     $17,116                                  $6,416        $72,692       $71,644
                          =================================================================================================



                                       47
--------------------------
1997
--------------------------
 Beginning Unit Value                   $10.00                                   $10.35        $10.07        $10.52
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                      $11.83                                   $12.79        $10.49        $13.81
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                        357,176                                  284,530       4,114,003     2,115,860
Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                     $4,226                                   $3,638        $43,163       $29,224
--------------------------=================================================================================================

--------------------------
1996
--------------------------
 Beginning Unit Value                                                            $10.00        $10.00        $10.00
--------------------------=================================================================================================
                          =================================================================================================
 Ending Unit Value                                                               $10.35        $10.07        $10.52
--------------------------=================================================================================================
                          =================================================================================================
 Number of Units                                                                 16,525        297,046       62,674
 Outstanding
--------------------------=================================================================================================
                          =================================================================================================
 Net Assets (000's)                                                              $171          $2,991        $659        (Continued)
--------------------------=================================================================================================



                                                                   Universal
                          Scudder VIT   Scudder VIT   Strong       Institutional  Scudder VS I  Scudder VS I
                          EAFE(R)Equity Small Cap     Multi Cap    Funds U.S.     Capital       Growth &
                          Index         Index         Value II     Real Estate**  Growth        Income
-------------------------------------------------------------------------------------------------------------

--------------------------
Date Sub-Account          05/03/99      05/03/99      05/03/99     09/17/97      05/03/99      05/03/99
Commenced Operations

--------------------------
2003
--------------------------
 Beginning Unit Value     $5.76         $8.85         $7.27        $12.06        $6.34         $6.09
--------------------------===================================================================================
                          ===================================================================================
 Ending Unit Value        $7.61         $12.85        $9.97        $16.44        $7.98         $7.66
--------------------------===================================================================================
                          ===================================================================================
 Number of Units          974,944       1,223,240     1,209,130    1,117,565     353,028       273,363
Outstanding
--------------------------===================================================================================
                          ===================================================================================
 Net Assets (000's)       $7,421        $15,713       $12,086      $18,379       $2,817        $2,094
--------------------------===================================================================================
                          ===================================================================================

--------------------------
--------------------------
2002
--------------------------
 Beginning Unit Value     $7.40         $11.24        $9.54        $12.26        $9.03         $7.99
--------------------------===================================================================================
 Ending Unit Value        $5.76         $8.85         $7.27        $12.06        $6.34         $6.09
--------------------------===================================================================================
 Number of Units          645,901       930,019       1,361,907    1,059,611     320,017       244,202
 Outstanding
                          ===================================================================================
 Net Assets (000's)       $3,718        $8,228        $9,923       $12,782       $2,029        $1,488
--------------------------===================================================================================

--------------------------
2001

--------------------------
 Beginning Unit Value     $9.92         $11.10        $9.24        $11.25        $11.30        $9.09
--------------------------
                          ===================================================================================
 Ending Unit Value        $7.40         $11.24        $9.54        $12.26        $9.03         $7.99
--------------------------
--------------------------===================================================================================
 Number of Units          589,568       843,685       1,463,902    830,637       438,902       376,108
Outstanding
--------------------------===================================================================================
 Net Assets (000's)       $4,366        $9,484        $13,995      $10,186       $3,964        $3,006
                          ===================================================================================

--------------------------
2000
--------------------------
 Beginning Unit Value     $12.00        $11.65        $8.64        $8.86         $12.64        $9.36
--------------------------===================================================================================
 Ending Unit Value        $9.92         $11.10        $9.24        $11.25        $11.30        $9.09
--------------------------
                          ===================================================================================
 Number of Units          290,653       464,935       553,906      786,877       403,433       190,165
 Outstanding
--------------------------
--------------------------===================================================================================
 Net Assets (000's)       $2,883        $5,162        $5,146       $8,860        $4,557        $1,728
                          ===================================================================================

                                       48
--------------------------
1999
--------------------------
 Beginning Unit Value     $10.00        $10.00        $10.00       $9.25         $10.00        $10.00
--------------------------
                          ===================================================================================
 Ending Unit Value        $12.00        $11.65        $8.64        $8.86         $12.64        $9.36
--------------------------
--------------------------===================================================================================
 Number of Units          161,396       203,338       91,471       347,481       186,640       61,409
Outstanding
--------------------------===================================================================================
 Net Assets (000's)       $1,937        $2,369        $817         $3,083        $2,360        $575
                          ===================================================================================

                                                                    Universal
                          Scudder VIT   Scudder VIT   Strong        Institutional Scudder VS I  Scudder VS I
                          EAFE(R)Equity  Small Cap     Multi Cap    Funds U.S.    Capital       Growth &
                          Index          Index         Value II     Real Estate** Growth        Income
-------------------------------------------------------------------------------------------------------------

--------------------------
1998
--------------------------
 Beginning Unit Value                                               $10.56
--------------------------==========================================
                          ===================================================================================
 Ending Unit Value                                                  $9.25
--------------------------==========================================
--------------------------===================================================================================
 Number of Units                                                    308,021
 Outstanding
                          ==========================================
--------------------------===================================================================================
 Net Assets (000's)                                                 $2,854
                          ===================================================================================
                          ==========================================

--------------------------
--------------------------
1997
--------------------------
 Beginning Unit Value                                               $10.00
                          ===================================================================================
                          ===================================================================================
 Ending Unit Value                                                  $10.56
--------------------------===================================================================================
                          ===================================================================================
 Number of Units                                                    176,075
Outstanding
--------------------------===================================================================================
                          ===================================================================================
 Net Assets (000's)                                                 $1,859
--------------------------===================================================================================
                          ==========================================

*The Berger IPT-Large Cap Growth Fund ("Berger Fund") merged into the Janus Aspen Series Growth and Income Portfolio-Institutional Shares ("Janus G&I Fund") on March 21, 2003 ("Merger Date"). As a result, the Berger Fund sub-account merged into the Janus G&I sub-account. The unit values and number of units outstanding for the Janus G&I Fund sub-account reflects the combined performance of the Berger Fund sub-account from the beginning of the reporting period through the Merger Date, and the Janus G&I Fund sub-account from the Merger Date through March 31, 2003.

**On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.

--------------------------------------------------------------------------------

                                       49

--------------------------------------------------------------------------------
Appendix B--Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The MVAF is:

{[(1 + i)/(1 + j +.10%)] N/12} - 1

Where:

o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.

o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.

o N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
o       i and j differ by less than .10%
o       N is less than 6

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example 1--Increasing Interest Rates

-------------------------- -------------------------
-------------------------  $25,000 on  November  1,
Deposit                    1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years

-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000

-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]65/12} - 1
       = .952885 - 1
       = -.047115

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x - .047115

       = - $471.15

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + - $471.15)
       = $9,528.85

Example 2--Decreasing Interest Rates

-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996

-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years

-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          5.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000

-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.051]65/12} - 1
       = .055323

MVA    = (amount transferred or surrendered) x MVAF
       = $10,000 x .0055323
       = $553.23

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $553.23)
       = $10,553.23

                                       50

Example 3--Flat Interest Rates (i and j are within .10% of each other)
-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          Assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
J                          6.24%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.0634]65/12} - 1
       = .99036 - 1
       = -.00964

However, [i-j] <.10%, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF
       = $10,000 x 0
       = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000

Example 4--N equals less than six months to maturity

-------------------------- -------------------------
Deposit                    $25,000 on  November  1,
                           1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years
-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2005
-------------------------- -------------------------
-------------------------- -------------------------
J                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000

-------------------------- -------------------------
-------------------------- -------------------------
N                          5
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]5/12} - 1
       = .99629 - 1
       = -.00371

However, N<6, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF
       = $10,000 x 0
       = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000

                                       51

--------------------------------------------------------------------------------
Appendix C--Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a)    is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.



                        VARIABLE ANNUITY-1 SERIES ACCOUNT




                            Flexible Premium Deferred
                Combination Variable and Fixed Annuity Contracts

                                    issued by

                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111

                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30, 2004, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

                                 April 30, 2004

                                TABLE OF CONTENTS

                                                                                          Page
GENERAL INFORMATION........................................................................B-3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................................B-3
        -Fixed Annuity Options.............................................................B-3
        -Variable Annuity Options..........................................................B-4
POSTPONEMENT OF PAYMENTS...................................................................B-4
SERVICES...................................................................................B-4
        - Safekeeping of Series Account Assets.............................................B-4
        - Independent Auditors.............................................................B-5
        - Principal Underwriter............................................................B-5
WITHHOLDING................................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................................B-5
        -Yield and Effective Yield Quotations for the Money Market Sub-Account.............B-5
        -Total Return and Yield Quotations for All Sub-Accounts (Other than
         Money Market).....................................................................B-6
FINANCIAL STATEMENTS.......................................................................B-7

                               GENERAL INFORMATION

        In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

        Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

        Best's Insurance Reports has assigned the Company to its highest financial strength and operating performance category of A+, "Superior." Fitch, Inc. has assigned the Company its second highest rating of AA+, "Very Strong." Standard & Poor's Corporation has assigned the Company to its second highest category with an AA, "Very Strong." Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category.

                         CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options

        The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

        B.     Variable Annuity Options

        To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

        The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

        With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Schwab Insurance Services. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

        A.     Safekeeping of Series Account Assets

        The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of GWL&A.

        B.     Independent Auditors

        Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as GWL&A and the Series Account's independent auditors. Deloitte & Touche LLP examines financial statements for GWL&A and the Series Account and provides other audit, tax, and related services. .

        The consolidated financial statements of GWL&A as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, incorporated by reference into the Prospectus and included in this Statement of Additional Information and the financial statements of the Series Account as of December 31, 2003, and for the years ended December 31, 2003 and 2002 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein.

        C.     Principal Underwriter

        The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of GWL&A. GWFS is a Delaware corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

                                   WITHHOLDING

        Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

        A. Yield and Effective Yield Quotations for the Money Market Sub-Account

        The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2003 ("base period"), and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the base period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all deductions that are charged to all Owner accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account's underlying portfolio are excluded from the calculation of yield and effective yield.

        B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)

        The standardized total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one, five and ten year periods of time ended December 31, 2003, or since inception if the Sub-Account has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      n =    number of years
                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

        For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total return for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the underlying portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method.

        The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day (or one month) period ended on December 31, 2003, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                               YIELD = 2[(((a-b)/(cd)) +1)6 -1]

        Where:        a =    net  investment  income  earned  during  the  period by the  corresponding
                             Portfolio attributable to shares owned by the Sub-Account.
                      b =    expenses accrued for the period (net of reimbursements).
                      c =    the average  daily number of  Accumulation  Units  outstanding  during the period.

                      d =    the maximum  offering price per  Accumulation  Unit on the last day of the period.

        For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all recurring fees that are charged to the Owner accounts, and for any fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A included herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts are affected solely by the investment results of the Series Account.

VARIABLE ANNUITY - 1 SERIES ACCOUNT

Financial Statements
                Variable Annuity -1 Series Account of Great-West
                        Life & Annuity Insurance Company
                    Financial Statements for the Years Ended
                           December 31, 2003 and 2002
                        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Contract Owners of
   Variable Annuity-1 Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2003, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2003, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE
DELOITTE & TOUCHE
March 12, 2004

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           ALGER AMERICAN      ALGER         ALLIANCE        AMERICAN         AMERICAN    AMERICAN
                                               GROWTH         AMERICAN     BERNSTEIN VP     CENTURY VP       CENTURY VP  CENTURY VP
                                              PORTFOLIO    MIDCAP GROWTH  UTILITY INCOME     BALANCED      INTERNATIONAL   VALUE
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO   PORTFOLIO
                                           -----------------------------------------------------------------------------------------
Schwab Select Annuity:
ASSETS:

     Investments at market value (1)     $   29,739,487  $    2,386,863 $       585,378 $      831,256  $    9,388,121 $ 2,365,676
     Investment income due and accrued
     Purchase payments receivable                40,506           9,664                                                     42,780
     Due from Great-West Life & Annuity           1,344
        Insurance Company
                                           -------------   -------------  --------------  -------------   ------------- -----------
                                           -------------   -------------  --------------  -------------   ------------- -----------

        Total assets                         29,781,337       2,396,527         585,378        831,256       9,388,121   2,408,456
                                           -------------   -------------  --------------  -------------   ------------- -----------
                                           -------------   -------------  --------------  -------------   ------------- -----------

LIABILITIES:

     Redemptions payable                                                                           200               6
     Due to Great-West Life & Annuity             5,487             429             108            153           1,728         417
        Insurance Company
                                           -------------   -------------  --------------  -------------   ------------- -----------
                                           -------------   -------------  --------------  -------------   ------------- -----------

        Total liabilities                         5,487             429             108            353           1,734         417
                                           -------------   -------------  --------------  -------------   ------------- -----------
                                           -------------   -------------  --------------  -------------   ------------- -----------

NET ASSETS                               $   29,775,850  $    2,396,098 $       585,270 $      830,903  $    9,386,387 $ 2,408,039
                                           =============   =============  ==============  =============   ============= ===========
                                           =============   =============  ==============  =============   ============= ===========

NET ASSETS REPRESENTED BY:
     Accumulation units                  $   29,769,241  $    2,396,098 $       585,270 $      830,903  $    9,386,387 $ 2,408,039
     Contracts in payout phase                    6,609
                                           -------------   -------------  --------------  -------------   ------------- -----------
                                           -------------   -------------  --------------  -------------   ------------- -----------

NET ASSETS                               $   29,775,850  $    2,396,098 $       585,270 $      830,903  $    9,386,387 $ 2,408,039
                                           =============   =============  ==============  =============   ============= ===========
                                           =============   =============  ==============  =============   ============= ===========

ACCUMULATION UNITS OUTSTANDING                1,821,665         194,735          53,982         76,175         702,872     207,509

UNIT VALUE (ACCUMULATION)                $        16.34  $        12.30 $         10.84 $        10.91  $        13.35 $     11.60
                                           =============   =============  ==============  =============   ============= ===========
                                           =============   =============  ==============  =============   ============= ===========

(1)  Cost of investments:                $   33,843,132  $    2,281,533 $       541,268 $      793,145  $    7,933,836 $ 2,181,926
     Shares of investments:                     893,346         129,721          39,156        123,332       1,460,050     303,681


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         BARON CAPITAL   DELAWARE GPF      DREYFUS       DREYFUS VIF     DREYFUS VIF   DREYFUS VIF
                                           ASSET FUND    PREMIUM SMALL   MIDCAP STOCK   APPRECIATION      GROWTH &      DEVELOPING
                                                           CAP VALUE      PORTFOLIO       PORTFOLIO        INCOME        LEADERS
                                                            SERIES                                        PORTFOLIO     PORTFOLIO
                                                           PORTFOLIO
                                         -------------------------------------------------------------------------------------------
Schwab Select Annuity:

ASSETS:

     Investments at market value (1)   $   22,938,543 $    3,376,524  $      831,521 $    10,854,514 $    4,527,943  $      391,688
     Investment income due and accrued
     Purchase payments receivable

     Due from Great-West Life &
     Annuity Insurance Company                                                                                  689
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       22,938,543      3,376,524         831,521      10,854,514      4,528,632         391,688
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                       23,585         16,046                             120              5
     Due to Great-West Life & Annuity           4,255            604             153           1,997            836              73
        Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                      27,840         16,650             153           2,117            841              73
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   22,910,703 $    3,359,874  $      831,368 $    10,852,397 $    4,527,791  $      391,615
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $   22,910,703 $    3,359,874  $      831,368 $    10,852,397 $    4,524,402  $      391,615
     Contracts in payout phase                                                                                3,389
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   22,910,703 $    3,359,874  $      831,368 $    10,852,397 $    4,527,791  $      391,615
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING              1,704,855        271,405          71,020       1,205,655        509,435          32,811

UNIT VALUE (ACCUMULATION)              $        13.44 $        12.38  $        11.71 $          9.00 $         8.88  $        11.94
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $   19,701,977 $    3,170,372  $      796,185 $     9,894,742 $    4,286,999  $      369,935
     Shares of investments:                 1,065,422        131,690          52,561         315,355        224,600          10,476


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                          FEDERATED    FEDERATED FUND    FEDERATED       GARTMORE       INVESCO VIF   INVESCO VIF
                                           AMERICAN       FOR U.S.        CAPITAL      DREYFUS GVIT     CORE EQUITY    HIGH YIELD
                                         LEADERS FUND    GOVERNMENT    INCOME FUND II  MIDCAP MARKET     PORTFOLIO     PORTFOLIO
                                              II        SECURITIES II                     II FUND
                                        -------------------------------------------------------------------------------------------
Schwab Select Annuity:

ASSETS:

     Investments at market value (1)  $   20,073,408 $   55,269,034  $    2,082,536 $     1,081,303 $   20,858,144  $   18,999,948
     Investment income due and accrued
     Purchase payments receivable             68,606
     Due from Great-West Life &                4,548                                            717          2,069
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                      20,146,562     55,269,034       2,082,536       1,082,020     20,860,213      18,999,948
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                                    192,134                                            355           7,392
     Due to Great-West Life &                  3,660         10,272             399             191          3,848           3,542
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                      3,660        202,406             399             191          4,203          10,934
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $   20,142,902 $   55,066,628  $    2,082,137 $     1,081,829 $   20,856,010  $   18,989,014
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units               $   20,119,223 $   55,066,628  $    2,082,137 $     1,078,303 $   20,844,557  $   18,989,014
     Contracts in payout phase                23,679                                          3,526         11,453
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $   20,142,902 $   55,066,628  $    2,082,137 $     1,081,829 $   20,856,010  $   18,989,014
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING             1,235,169      3,813,779         210,670          89,494      1,318,309       1,612,798

UNIT VALUE (ACCUMULATION)             $        16.29 $        14.44  $         9.88 $         12.05 $        15.81  $        11.77
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:             $   19,532,080 $   54,301,494  $    1,851,996 $     1,026,535 $   22,140,606  $   17,536,213
     Shares of investments:                1,050,964      4,695,755         246,746          73,408      1,164,609       2,395,958


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                           INVESCO VIF    JANUS ASPEN   JANUS ASPEN     JANUS ASPEN     JANUS ASPEN   JANUS ASPEN
                                           TECHNOLOGY        SERIES        SERIES      SERIES GROWTH   SERIES GROWTH     SERIES
                                            PORTFOLIO       BALANCED      FLEXIBLE       & INCOME        PORTFOLIO    INTERNATIONAL
                                                           PORTFOLIO       INCOME        PORTFOLIO                       GROWTH
                                                                         PORTFOLIO                                     PORTFOLIO
                                        -------------------------------------------------------------------------------------------
Schwab Select Annuity:

ASSETS:

     Investments at market value (1)  $   10,526,157 $      544,608  $   35,060,384 $       639,742 $   26,681,095  $   12,559,169
     Investment income due and accrued
     Purchase payments receivable             37,804                                                                        39,796
     Due from Great-West Life &                                                                                561             587
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                      10,563,961        544,608      35,060,384         639,742     26,681,656      12,599,552
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                                                    107,986                        100,609
     Due to Great-West Life &                 1,949            101           6,632             118          4,924           2,308
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                      1,949            101         114,618             118        105,533           2,308
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $   10,562,012 $      544,507  $   34,945,766 $       639,624 $   26,576,123  $   12,597,244
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units               $   10,562,012 $      544,507  $   34,945,766 $       639,624 $   26,573,367  $   12,594,360
     Contracts in payout phase                                                                               2,756           2,884
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $   10,562,012 $      544,507  $   34,945,766 $       639,624 $   26,576,123  $   12,597,244
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING             4,628,543         50,999       2,699,036          56,553      1,841,786       1,180,411

UNIT VALUE (ACCUMULATION)             $         2.28 $        10.68  $        12.95 $         11.31 $        14.43  $        10.67
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:             $    8,774,122 $      531,825  $   35,261,806 $       589,100 $   36,586,301  $   10,722,435
     Shares of investments:                  886,787         23,699       2,807,076          45,211      1,387,472         544,630


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          JANUS ASPEN       OPPENHEIMER       PIMCO VIT   PIMCO VIT LOW    PRUDENTIAL    SAFECO RST
                                            SERIES      GLOBAL SECURITIES   HIGH YIELD      DURATION      SERIES FUND    CORE EQUITY
                                           WORLDWIDE          FUND/VA         PORTFOLIO     PORTFOLIO     EQUITY CLASS    PORTFOLIO
                                         GROWTH PORTFOLIO                                                 II PORTFOLIO
                                         -------------------------------------------------------------------------------------------
Schwab Select Annuity:

ASSETS:

     Investments at market value (1)   $   30,198,720 $    6,011,472  $    3,989,770 $    13,634,755 $      811,866  $    5,289,634
     Investment income due and accrued                                        22,194          11,052                         46,672
     Purchase payments receivable                             14,991          13,671          70,967                         23,755
     Due from Great-West Life & Annuity           263
         Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       30,198,983      6,026,463       4,025,635      13,716,774        811,866       5,360,061
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                      101,736                                                             6
     Due to Great-West Life & Annuity           5,553          1,086             748           2,519            150             997
         Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                     107,289          1,086             748           2,519            156             997
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   30,091,694 $    6,025,377  $    4,024,887 $    13,714,255 $      811,710  $    5,359,064
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $   30,090,403 $    6,025,377  $    4,024,887 $    13,714,255 $      811,710  $    5,359,064
     Contracts in payout phase                  1,291
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   30,091,694 $    6,025,377  $    4,024,887 $    13,714,255 $      811,710  $    5,359,064
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING              1,959,271        465,732         371,489       1,377,547         92,393         467,227

UNIT VALUE (ACCUMULATION)              $        15.36 $        12.94  $        10.83 $          9.96 $         8.79  $        11.47
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $   25,228,090 $    5,385,001  $    3,846,721 $    13,622,309 $      729,310  $    5,689,184
     Shares of investments:                 1,169,586        239,692         487,151       1,327,630         39,468         236,673


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                         SAFECO RST GROWTH    SAFECO RST       SCHWAB      SCHWAB MONEY     SCHWAB S&P   SCUDDER VIT
                                           OPPORTUNITIES      SMALL CAP     MARKETTRACK       MARKET      500 PORTFOLIO  EAFE EQUITY
                                             PORTFOLIO          VALUE          GROWTH        PORTFOLIO                    INDEX FUND
                                                              PORTFOLIO     PORTFOLIO II
                                        --------------------------------------------------------------------------------------------
Schwab Select Annuity:

ASSETS:

     Investments at market value (1)    $   9,865,358 $    1,433,817  $   13,830,582 $    80,804,551 $  103,658,250  $    7,403,316
     Investment income due and accrued                         7,616                          65,882
     Purchase payments receivable              43,257                                        231,734         19,573          19,328
     Due from Great-West Life & Annuity                                          584           5,239          2,148
         Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                        9,908,615      1,441,433      13,831,166      81,107,406    103,679,971       7,422,644
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                                      86,749          21,370
     Due to Great-West Life & Annuity           1,835            251           2,544          15,131         18,999           1,314
         Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                       1,835         87,000          23,914          15,131         18,999           1,314
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    9,906,780 $    1,354,433  $   13,807,252 $    81,092,275 $  103,660,972  $    7,421,330
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    9,906,780 $    1,354,433  $   13,804,381 $    81,066,520 $  103,601,654  $    7,421,330
     Contracts in payout phase                                                 2,871          25,755         59,318
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    9,906,780 $    1,354,433  $   13,807,252 $    81,092,275 $  103,660,972  $    7,421,330
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                899,779        110,301         897,279       6,586,308      6,460,145         974,944

UNIT VALUE (ACCUMULATION)              $        11.01 $        12.28  $        15.38 $         12.31 $        16.04  $         7.61
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $    7,690,571 $    1,349,389  $   12,786,565 $    80,804,551 $  104,033,512  $    6,067,729
     Shares of investments:                   507,477         84,342       1,025,247      80,804,551      6,454,436         901,744


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               SCUDDER VIT   STRONG MULTI      UNIVERSAL       SCUDDER SVS  SCUDDER SVS I  TOTAL
                                                SMALL CAP      CAP VALUE     INSTITUTIONAL      I CAPITAL      GROWTH &   SCHWAB
                                                INDEX FUND      FUND II      FUND U.S. REAL      GROWTH         INCOME    SELECT
                                                                            ESTATE PORTFOLIO    PORTFOLIO     PORTFOLIO   ANNUITY
                                             ---------------------------------------------------------------------------------------
Schwab Select Annuity:

ASSETS:

    Investments at market value (1)         $   15,583,971 $  12,130,932 $  18,326,232 $   2,792,133 $   2,094,192 $ 620,452,593
    Investment income due and accrued                                                                                    153,416
    Purchase payments receivable                   131,601                      54,556        25,000                     887,589
    Due from Great-West Life & Annuity                             5,138         1,253                                    25,140
        Insurance Company
                                              -------------  ------------  ------------  ------------  ------------  ------------
                                              -------------  ------------  ------------  ------------  ------------  ------------

       Total assets                             15,715,572    12,136,070    18,382,041     2,817,133     2,094,192   621,518,738
                                              -------------  ------------  ------------  ------------  ------------  ------------
                                              -------------  ------------  ------------  ------------  ------------  ------------

LIABILITIES:

    Redemptions payable                                           47,934                                                 706,233
    Due to Great-West Life & Annuity                 2,900         2,221         3,401           515           395       114,743
        Insurance Company
                                              -------------  ------------  ------------  ------------  ------------  ------------
                                              -------------  ------------  ------------  ------------  ------------  ------------

       Total liabilities                             2,900        50,155         3,401           515           395       820,976
                                              -------------  ------------  ------------  ------------  ------------  ------------
                                              -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS                                  $   15,712,672 $  12,085,915 $  18,378,640 $   2,816,618 $   2,093,797 $ 620,697,762
                                              =============  ============  ============  ============  ============  ============
                                              =============  ============  ============  ============  ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                      $   15,712,672 $  12,058,358 $  18,371,703 $   2,816,618 $   2,093,797 $ 620,519,737
    Contracts in payout phase                                     27,557         6,937                                   178,025
                                              -------------  ------------  ------------  ------------  ------------  ------------
                                              -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS                                  $   15,712,672 $  12,085,915 $  18,378,640 $   2,816,618 $   2,093,797 $ 620,697,762
                                              =============  ============  ============  ============  ============  ============
                                              =============  ============  ============  ============  ============  ============

ACCUMULATION UNITS OUTSTANDING                   1,223,240     1,209,130     1,117,565       353,028       273,363

UNIT VALUE (ACCUMULATION)                   $        12.85 $        9.97 $       16.44 $        7.98 $        7.66
                                              =============  ============  ============  ============  ============
                                              =============  ============  ============  ============  ============

(1) Cost of investments:                    $   12,601,673 $   9,666,900 $  15,250,032 $   2,558,477 $   1,928,338 $ 603,887,915
    Shares of investments:                       1,273,200     1,203,465     1,176,266       191,373       246,375


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                ALGER          ALGER         ALLIANCE       AMERICAN      AMERICAN      AMERICAN
                                               AMERICAN       AMERICAN     BERNSTEIN VP    CENTURY VP    CENTURY VP    CENTURY VP
                                                GROWTH     MIDCAP GROWTH     UTILITY        BALANCED    INTERNATIONAL    VALUE
                                              PORTFOLIO      PORTFOLIO        INCOME       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                                            PORTFOLIO
                                            ---------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                              $             $              $          384 $              $      58,490 $

EXPENSES:

    Mortality and expense risk                   229,793          5,261          1,558         1,740         69,055          4,138
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT LOSS                             (229,793)        (5,261)        (1,174)       (1,740)       (10,565)        (4,138)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of           (8,287,232)        76,080          5,580         1,182        463,303         19,307
       fund shares
    Realized gain distributions
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                  (8,287,232)        76,080          5,580         1,182        463,303         19,307
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                         16,412,645        105,330         44,110        38,111      1,370,619        183,750
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS             $    7,895,620 $      176,149 $       48,516 $      37,553  $   1,823,357 $      198,919
                                            =============  =============  =============  ============   ============  =============
                                            =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                                                   0.12%                        0.72%
                                                                          =============                 ============
                                                                          =============                 ============

INVESTMENT INCOME RATIO (2002)                     0.40%                                                      0.85%
                                            =============                                               ============
                                            =============                                               ============

INVESTMENT INCOME RATIO (2001)                     0.24%                                                      0.09%
                                            =============                                               ============
                                            =============                                               ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            BARON CAPITAL      BERGER      DELAWARE GPF     DREYFUS      DREYFUS VIF   DREYFUS VIF
                                              ASSET FUND     IPT-SMALL    PREMIUM SMALL   MIDCAP STOCK  APPRECIATION     GROWTH &
                                                              COMPANY       CAP VALUE      PORTFOLIO      PORTFOLIO       INCOME
                                                            GROWTH FUND       SERIES                                    PORTFOLIO
                                                                            PORTFOLIO
                                            ----------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                             $              $              $              $       1,889  $     139,139 $       30,936

EXPENSES:

    Mortality and expense risk                   162,066         11,724          5,758         1,222         82,709         30,882
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                    (162,066)       (11,724)        (5,758)          667         56,430             54
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of fund        (126,682)   (12,604,293)        43,630         3,553       (292,668)      (318,194)
       shares
    Realized gain distributions
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                    (126,682)   (12,604,293)        43,630         3,553       (292,668)      (318,194)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
       on investments                          5,289,731     12,243,363        206,152        35,336      2,064,557      1,156,220
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS             $    5,000,983 $     (372,654)$      244,024 $      39,556  $   1,828,319 $      838,080
                                            =============  =============  =============  ============   ============  =============
                                            =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                                                                 0.76%          1.43%          0.85%
                                                                                         ============   ============  =============
                                                                                         ============   ============  =============

INVESTMENT INCOME RATIO (2002)                                                                                0.77%          0.57%
                                                                                                        ============  =============
                                                                                                        ============  =============

INVESTMENT INCOME RATIO (2001)                                                                                1.11%          0.55%
                                                                                                        ============  =============
                                                                                                        ============  =============

The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          DREYFUS VIF       FEDERATED      FEDERATED FUND    FEDERATED      GARTMORE     INVESCO VIF
                                           DEVELOPING        AMERICAN         FOR U.S.        CAPITAL     DREYFUS GVIT   CORE EQUITY
                                            LEADERS      LEADERS FUND II     GOVERNMENT    INCOME FUND II    MIDCAP       PORTFOLIO
                                            PORTFOLIO                       SECURITIES II                    MARKET II
                                                                                                               FUND
                                           -----------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                            $           99 $      288,870 $    2,666,591 $     117,479  $       1,032 $      224,396

EXPENSES:

    Mortality and expense risk                    1,002        152,304        573,991        16,106          1,685        174,479
                                           -------------  -------------  -------------  ------------   ------------  -------------
                                           -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                       (903)       136,566      2,092,600       101,373           (653)        49,917
                                           -------------  -------------  -------------  ------------   ------------  -------------
                                           -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               6,383     (1,352,186)     1,098,037      (276,304)        11,438     (1,437,220)
       fund shares
    Realized gain distributions                                               345,831
                                           -------------  -------------  -------------  ------------   ------------  -------------
                                           -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                      6,383     (1,352,186)     1,443,868      (276,304)        11,438     (1,437,220)
                                           -------------  -------------  -------------  ------------   ------------  -------------
                                           -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                            21,753      5,489,656     (2,629,731)      516,169         54,768      5,366,189
                                           -------------  -------------  -------------  ------------   ------------  -------------
                                           -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS            $       27,233 $    4,274,036 $      906,737 $     341,238  $      65,553 $    3,978,886
                                           =============  =============  =============  ============   ============  =============
                                           =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                    0.05%          1.61%          3.95%         6.20%          0.30%          1.09%
                                           =============  =============  =============  ============   ============  =============
                                           =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2002)                                   1.13%          3.34%         5.66%                         1.26%
                                                          =============  =============  ============                 =============
                                                          =============  =============  ============                 =============

INVESTMENT INCOME RATIO (2001)                                   1.29%          3.64%         3.32%                         1.07%
                                                          =============  =============  ============                 =============
                                                          =============  =============  ============                 =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                             INVESCO VIF    INVESCO VIF    JANUS ASPEN    JANUS ASPEN    JANUS ASPEN  JANUS ASPEN
                                              HIGH YIELD     TECHNOLOGY       SERIES         SERIES        SERIES        SERIES
                                              PORTFOLIO      PORTFOLIO       BALANCED       FLEXIBLE      GROWTH &       GROWTH
                                                                            PORTFOLIO        INCOME        INCOME      PORTFOLIO
                                                                                           PORTFOLIO      PORTFOLIO
                                            ---------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                             $    1,125,191 $              $        5,243 $   1,956,263  $         705 $       21,925

EXPENSES:

    Mortality and expense risk                   160,014         66,901            803       378,656          1,900        225,371
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                     965,177        (66,901)         4,440     1,577,607         (1,195)      (203,446)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of             (240,443)    (1,969,087)         1,454     1,985,804         10,992     (8,457,054)
       fund shares
    Realized gain distributions
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                    (240,443)    (1,969,087)         1,454     1,985,804         10,992     (8,457,054)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                          3,303,909      4,709,249         12,783    (1,292,062)        50,642     15,710,933
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS             $    4,028,643 $    2,673,261 $       18,677 $   2,271,349  $      60,439 $    7,050,433
                                            =============  =============  =============  ============   ============  =============
                                            =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                     5.97%                         3.24%         4.39%          0.18%          0.08%
                                            =============                 =============  ============   ============  =============
                                            =============                 =============  ============   ============  =============

INVESTMENT INCOME RATIO (2002)                    11.42%                                       4.94%
                                            =============                                ============
                                            =============                                ============

INVESTMENT INCOME RATIO (2001)                     8.72%                                       6.24%                         0.07%
                                            =============                                ============                 =============
                                            =============                                ============                 =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                             JANUS ASPEN    JANUS ASPEN    OPPENHEIMER     PIMCO VIT      PIMCO VIT    PRUDENTIAL
                                                SERIES         SERIES         GLOBAL       HIGH YIELD   LOW DURATION  SERIES FUND
                                            INTERNATIONAL    WORLDWIDE      SECURITIES     PORTFOLIO      PORTFOLIO      EQUITY
                                                GROWTH         GROWTH        FUND/VA                                    CLASS II
                                              PORTFOLIO      PORTFOLIO                                                 PORTFOLIO
                                            ---------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                             $      146,104 $      342,735 $              $      69,132  $      47,376 $        3,485

EXPENSES:

    Mortality and expense risk                   102,239        266,993         13,689         8,578         32,469          4,271
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                      43,865         75,742        (13,689)       60,554         14,907           (786)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of            1,556,735     (3,547,261)       186,409          (417)       (11,074)       (32,425)
       fund shares
    Realized gain distributions                                                                              14,243
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                   1,556,735     (3,547,261)       186,409          (417)         3,169        (32,425)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
       on investments                          2,037,985      9,752,712        626,471       143,049         12,446        179,421
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS             $    3,638,585 $    6,281,193 $      799,191 $     203,186  $      30,522 $      146,210
                                            =============  =============  =============  ============   ============  =============
                                            =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                     1.21%          1.09%                        3.98%          0.72%          0.69%
                                            =============  =============                 ============   ============  =============
                                            =============  =============                 ============   ============  =============

INVESTMENT INCOME RATIO (2002)                     0.79%          0.82%                                                      0.44%
                                            =============  =============                                              =============
                                            =============  =============                                              =============

INVESTMENT INCOME RATIO (2001)                     1.00%          0.45%                                                      0.49%
                                            =============  =============                                              =============
                                            =============  =============                                              =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               SAFECO RST     SAFECO RST     SAFECO RST       SCHWAB     SCHWAB MONEY   SCHWAB S&P
                                              CORE EQUITY       GROWTH       SMALL CAP     MARKETTRACK      MARKET         500
                                               PORTFOLIO    OPPORTUNITIES      VALUE          GROWTH       PORTFOLIO    PORTFOLIO
                                                              PORTFOLIO      PORTFOLIO     PORTFOLIO II
                                             ---------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                              $       46,672 $              $        7,616 $     150,965  $     838,253 $    1,053,402

EXPENSES:

    Mortality and expense risk                     42,571         62,359          3,236        97,451        952,136        727,580
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                        4,101        (62,359)         4,380        53,514       (113,883)       325,822
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of            (1,018,220)    (1,293,287)        41,709      (950,400)                   (5,612,347)
       fund shares
    Realized gain distributions                                                  18,287
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                   (1,018,220)    (1,293,287)        59,996      (950,400)                   (5,612,347)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                           2,092,663      3,958,677         84,428     3,610,027                    26,274,774
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $    1,078,544 $    2,603,031 $      148,804 $   2,713,141  $    (113,883)$   20,988,249
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                      0.93%                         1.15%         1.32%          0.75%          1.23%
                                             =============                 =============  ============   ============  =============
                                             =============                 =============  ============   ============  =============

INVESTMENT INCOME RATIO (2002)                      0.84%                                       1.62%          1.31%          1.14%
                                             =============                                ============   ============  =============
                                             =============                                ============   ============  =============

INVESTMENT INCOME RATIO (2001)                      0.71%                                       2.60%          3.60%          1.01%
                                             =============                                ============   ============  =============
                                             =============                                ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              SCUDDER VIT    SCUDDER VIT    STRONG MULTI    UNIVERSAL     SCUDDER SVS  SCUDDER SVS
                                              EAFE EQUITY     SMALL CAP      CAP VALUE    INSTITUTIONAL    I CAPITAL    I GROWTH &
                                               INDEX FUND     INDEX FUND      FUND II       FUND U.S.       GROWTH        INCOME
                                                                                           REAL ESTATE     PORTFOLIO    PORTFOLIO
                                                                                            PORTFOLIO
                                             ---------------------------------------------------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                              $      173,708 $       99,767 $       10,808 $              $       9,909 $       17,159

EXPENSES:

    Mortality and expense risk                     36,770         95,678         85,873       123,171         18,883         15,779
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                      136,938          4,089        (75,065)     (123,171)        (8,974)         1,380
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of              (181,935)      (252,786)    (1,087,700)      184,632       (538,715)       (93,163)
       fund shares
    Realized gain distributions
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                     (181,935)      (252,786)    (1,087,700)      184,632       (538,715)       (93,163)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
       on investments                           1,405,357      4,595,622      4,385,812     4,426,078      1,062,300        524,213
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $    1,360,360 $    4,346,925 $    3,223,047 $   4,487,539  $     514,611 $      432,430
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                      4.01%          0.89%          0.11%                        0.45%          0.92%
                                             =============  =============  =============                 ============  =============
                                             =============  =============  =============                 ============  =============

INVESTMENT INCOME RATIO (2002)                      1.34%          0.65%          0.37%         3.09%          0.33%          0.99%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2001)                                     0.89%                        3.71%          0.37%          1.26%
                                                            =============                 ============   ============  =============
                                                            =============                 ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     TOTAL SCHWAB
                                                                                                                     SELECT ANNUITY
                                                                                                                     -------------
                                                                                                                     -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                                                                                      $    9,655,723

EXPENSES:

    Mortality and expense risk                                                                                          5,048,844
                                                                                                                     -------------
                                                                                                                     -------------

NET INVESTMENT INCOME                                                                                                   4,606,879
                                                                                                                     -------------
                                                                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares                                                                              (44,284,865)
    Realized gain distributions                                                                                           378,361
                                                                                                                     -------------
                                                                                                                     -------------

    Net realized loss                                                                                                 (43,906,504)
                                                                                                                     -------------
                                                                                                                     -------------

    Change in net unrealized appreciation
       on investments                                                                                                 135,636,217
                                                                                                                     -------------
                                                                                                                     -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                                                      $   96,336,592
                                                                                                                     =============
                                                                                                                     =============


The accompanying notes are an integral part of these financial statements.                                             (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             ALGER
                                                                                            AMERICAN      ALLIANCE       AMERICAN
                                                                                             MIDCAP     BERNSTEIN VP    CENTURY VP
                                                                 ALGER AMERICAN GROWTH       GROWTH     UTILITY INCOME   BALANCED
                                                                         PORTFOLIO          PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                --------------------------------------------------------------------
                                                                    2003          2002           2003          2003           2003
                                                                -------------  ------------  -------------  ------------  ----------
                                                                -------------  ------------  -------------  ------------  ----------
Schwab Select Annuity:                                                                           (1)            (1)           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                                  $     (229,793)$    (305,777)$       (5,261)$      (1,174)$       (1,740)
    Net realized gain (loss)                                 (8,287,232)  (19,597,722)        76,080         5,580          1,182
    Change in net realized appreciation (depreciation)
       on investments                                        16,412,645     3,941,433        105,330        44,110         38,111
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                        7,895,620   (15,962,066)       176,149        48,516         37,553
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           177,037       644,496         23,747           470          8,381
    Redemptions                                              (2,706,589)   (4,476,706)       (42,490)      (11,898)        (9,663)
    Transfers between subaccounts, net                       (1,354,974)   (6,914,152)     2,238,783       548,201        794,645
    Contract maintenance charges                                 (7,400)      (10,201)           (91)          (19)           (13)
    Adjustments to net assets allocated to contracts
       in payout phase                                            1,042           302
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                 (3,890,884)  (10,756,261)     2,219,949       536,754        793,350
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Total increase (decrease) in net assets                   4,004,736   (26,718,327)     2,396,098       585,270        830,903

NET ASSETS:
    Beginning of period                                      25,771,114    52,489,441              0             0              0
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    End of period                                        $   29,775,850 $  25,771,114 $    2,396,098 $     585,270 $      830,903
                                                           =============  ============  =============  ============  =============
                                                           =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                301,207       765,483        277,622        78,461         87,572
    Units redeemed                                             (592,970)   (1,511,969)       (82,887)      (24,479)       (11,397)
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Net increase (decrease)                                    (291,763)     (746,486)       194,735        53,982         76,175
                                                           =============  ============  =============  ============  =============
                                                           =============  ============  =============  ============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AMERICAN
                                                                                         CENTURY VP
                                                                AMERICAN CENTURY VP        VALUE         BARON CAPITAL ASSET FUND
                                                              INTERNATIONAL PORTFOLIO    PORTFOLIO              PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ------------  ----------------------------
                                                               2003          2002           2003           2003           2002
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:                                                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $      (10,565)$         254  $      (4,138)$     (162,066)$     (142,000)
    Net realized gain (loss)                                    463,303    (1,672,830)        19,307       (126,682)         5,654
    Change in net realized appreciation (depreciation)
       on investments                                         1,370,619       (95,507)       183,750      5,289,731     (2,897,801)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                        1,823,357    (1,768,083)       198,919      5,000,983     (3,034,147)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            70,443       226,852          5,294        115,105        446,691
    Redemptions                                                (766,354)   (1,275,757)       (19,679)    (1,621,728)    (1,735,255)
    Transfers between subaccounts, net                          856,067      (141,256)     2,223,559      3,066,750      7,724,426
    Contract maintenance charges                                 (1,286)       (1,598)           (54)        (3,347)        (2,672)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                    158,870    (1,191,759)     2,209,120      1,556,780      6,433,190
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                   1,982,227    (2,959,842)     2,408,039      6,557,763      3,399,043

NET ASSETS:
    Beginning of period                                       7,404,160    10,364,002              0     16,352,940     12,953,897
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $    9,386,387 $   7,404,160  $   2,408,039 $   22,910,703 $   16,352,940
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                657,048     5,265,640        256,577        603,423      1,230,858
    Units redeemed                                             (638,687)   (5,337,614)       (49,068)      (467,318)      (719,300)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                      18,361       (71,974)       207,509        136,105        511,558
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           DELAWARE GPF
                                                                           PREMIUM SMALL
                                                                            CAP VALUE      DREYFUS
                                                BERGER IPT-SMALL COMPANY      SERIES     MIDCAP STOCK      DREYFUS VIF APPRECIATION
                                                      GROWTH FUND           PORTFOLIO     PORTFOLIO              PORTFOLIO
                                              -------------------------------------------------------------------------------------
                                              ---------------------------  ------------  -------------  ---------------------------
                                                 2003           2002          2003           2003          2003           2002
                                              ------------  -------------  ------------  -------------  ------------   ------------
Schwab Select Annuity:                                                         (1)           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)            $     (11,724)$     (137,541)$      (5,758)$          667 $      56,430  $      (9,087)
    Net realized gain (loss)                  (12,604,293)   (15,336,078)       43,630          3,553      (292,668)    (2,020,133)
    Change in net realized appreciation
    (depreciation)
       on investments                          12,243,363      3,731,150       206,152         35,336     2,064,557       (700,255)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                           (372,654)   (11,742,469)      244,024         39,556     1,828,319     (2,729,475)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               6,373        332,710        22,595            550        22,385        307,936
    Redemptions                                  (298,892)    (2,093,037)      (55,326)       (19,519)     (909,207)   (24,748,055)
    Transfers between subaccounts, net         (8,074,579)    (5,192,175)    3,148,651        810,835     1,496,780     27,600,002
    Contract maintenance charges                     (780)        (4,982)          (70)           (54)       (1,615)        (1,312)
    Adjustments to net assets allocated
    to contracts
       in payout phase
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   (8,367,878)    (6,957,484)    3,115,850        791,812       608,343      3,158,571
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Total increase (decrease) in net assets    (8,740,532)   (18,699,953)    3,359,874        831,368     2,436,662        429,096

NET ASSETS:
    Beginning of period                         8,740,532     27,440,485             0              0     8,415,735      7,986,639
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    End of period                           $           0 $    8,740,532 $   3,359,874 $      831,368 $  10,852,397  $   8,415,735
                                              ============  =============  ============  =============  ============   ============
                                              ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      794        212,138       369,291         74,562       494,219     24,712,370
    Units redeemed                             (1,079,133)      (836,759)      (97,886)        (3,542)     (411,885)   (24,469,382)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Net increase (decrease)                    (1,078,339)      (624,621)      271,405         71,020        82,334        242,988
                                              ============  =============  ============  =============  ============   ============
                                              ============  =============  ============  =============  ============   ============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        DREYFUS VIF
                                                                                         DEVELOPING
                                                           DREYFUS VIF GROWTH & INCOME    LEADERS      FEDERATED AMERICAN LEADERS
                                                                    PORTFOLIO            PORTFOLIO               FUND
                                                           -----------------------------------------------------------------------
                                                           ---------------------------   ------------  ----------------------------
                                                               2003          2002           2003           2003           2002
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:                                                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $           54 $     (13,523) $        (903)$      136,566 $       62,199
    Net realized gain (loss)                                   (318,194)     (890,971)         6,383     (1,352,186)    (1,477,290)
    Change in net realized appreciation (depreciation)
       on investments                                         1,156,220      (673,621)        21,753      5,489,656     (3,858,399)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                          838,080    (1,578,115)        27,233      4,274,036     (5,273,490)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            26,936       199,678         12,875         51,559        431,610
    Redemptions                                                (196,971)     (655,096)        (2,379)    (2,272,849)    (2,454,570)
    Transfers between subaccounts, net                          462,638    (2,009,187)       353,899         (3,331)     1,108,513
    Contract maintenance charges                                   (601)         (702)           (13)        (2,821)        (3,289)
    Adjustments to net assets allocated to contracts
       in payout phase                                               (6)          695                        (1,646)         6,194
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                    291,996    (2,464,612)       364,382     (2,229,088)      (911,542)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                   1,130,076    (4,042,727)       391,615      2,044,948     (6,185,032)

NET ASSETS:
    Beginning of period                                       3,397,715     7,440,442              0     18,097,954     24,282,986
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $    4,527,791 $   3,397,715  $     391,615 $   20,142,902 $   18,097,954
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                192,185       246,570         62,784        199,610        365,463
    Units redeemed                                             (162,440)     (544,930)       (29,973)      (369,416)      (452,179)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                      29,745      (298,360)        32,811       (169,806)       (86,716)
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      GARTMORE
                                                                                                                    DREYFUS GVIT
                                                           FEDERATED FUND FOR U.S.                                  MIDCAP MARKET
                                                           GOVERNMENT SECURITIES II     FEDERATED CAPITAL INCOME II   II FUND
                                                          ------------------------------------------------------------------------
                                                          ---------------------------   ---------------------------  -------------
                                                              2003          2002           2003           2002           2003
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:                                                                                                   (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                        $    2,092,600 $   1,733,161  $     101,373 $      102,580 $         (653)
    Net realized gain (loss)                                 1,443,868     2,207,252       (276,304)      (830,706)        11,438
    Change in net realized appreciation (depreciation)
       on investments                                       (2,629,731)    1,473,653        516,169         57,301         54,768
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                         906,737     5,414,066        341,238       (670,825)        65,553
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          769,887     1,052,466          4,358         62,688          2,453
    Redemptions                                             (7,326,930)  (10,099,142)      (171,554)      (231,091)       (62,519)
    Transfers between subaccounts, net                     (15,261,189)   20,653,682        184,049        (50,844)     1,075,650
    Contract maintenance charges                                (6,324)       (4,960)          (376)          (403)           (25)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                        717
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                               (21,824,556)   11,602,046         16,477       (219,650)     1,016,276
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                (20,917,819)   17,016,112        357,715       (890,475)     1,081,829

NET ASSETS:
    Beginning of period                                     75,984,447    58,968,335      1,724,422      2,614,897              0
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    End of period                                       $   55,066,628 $  75,984,447  $   2,082,137 $    1,724,422 $    1,081,829
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               649,785     3,210,872        206,781        155,061        102,602
    Units redeemed                                          (2,177,405)   (2,351,516)      (204,877)      (185,005)       (13,108)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                 (1,527,620)      859,356          1,904        (29,944)        89,494
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                INVESCO VIF CORE EQUITY       INVESCO VIF HIGH YIELD      INVESCO VIF TECHNOLOGY
                                                       PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $       49,917 $      116,180 $     965,177  $   1,503,305 $      (66,901)$      (66,309)
    Net realized loss                          (1,437,220)    (2,692,743)     (240,443)    (4,571,781)    (1,969,087)   (12,048,737)
    Change in net realized appreciation
    (depreciation)
       on investments                           5,366,189     (3,901,492)    3,303,909      2,657,943      4,709,249      6,823,853
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                          3,978,886     (6,478,055)    4,028,643       (410,533)     2,673,261     (5,291,193)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                              76,656        556,743        70,732        181,545        277,633        138,781
    Redemptions                                (2,485,212)    (3,815,569)   (1,690,413)    (1,580,496)      (577,719)      (898,236)
    Transfers between subaccounts, net         (1,332,108)    (5,199,729)    1,516,735       (614,674)     3,075,092     (1,613,856)
    Contract maintenance charges                   (3,682)        (4,254)       (1,934)        (1,695)        (3,026)        (3,659)
    Adjustments to net assets allocated
    to contracts
       in payout phase                             (1,745)         3,814
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   (3,746,091)    (8,458,995)     (104,880)    (2,015,320)     2,771,980     (2,376,970)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets       232,795    (14,937,050)    3,923,763     (2,425,853)     5,445,241     (7,668,163)

NET ASSETS:
    Beginning of period                        20,623,215     35,560,265    15,065,251     17,491,104      5,116,771     12,784,934
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $   20,856,010 $   20,623,215 $  18,989,014  $  15,065,251 $   10,562,012 $    5,116,771
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  143,512        260,849     1,143,596      1,032,093      4,569,512      1,851,289
    Units redeemed                               (409,778)      (867,467)   (1,117,169)    (1,248,271)    (3,171,384)    (2,874,734)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      (266,266)      (606,618)       26,427       (216,178)     1,398,128     (1,023,445)
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                           JANUS ASPEN                                   JANUS ASPEN
                                             SERIES                                     SERIES GROWTH
                                            BALANCED      JANUS ASPEN SERIES FLEXIBLE     & INCOME    JANUS ASPEN SERIES GROWTH
                                            PORTFOLIO          INCOME PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           -------------  ---------------------------   ------------  ----------------------------
                                               2003           2003          2002           2003           2003           2002
                                           -------------  -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:                         (1)                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)         $        4,440 $    1,577,607 $   1,604,207  $      (1,195)$     (203,446)$     (334,222)
    Net realized gain (loss)                      1,454      1,985,804       838,751         10,992     (8,457,054)   (14,339,126)
    Change in net realized appreciation
    (depreciation)
       on investments                            12,783     (1,292,062)    1,228,642         50,642     15,710,933      1,926,393
                                           -------------  -------------  ------------   ------------  -------------  -------------
                                           -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                           18,677      2,271,349     3,671,600         60,439      7,050,433    (12,746,955)
                                           -------------  -------------  ------------   ------------  -------------  -------------
                                           -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             1,900        170,144       883,571            601        148,239        289,180
    Redemptions                                 (40,000)    (5,406,966)   (6,130,979)        (1,189)    (2,746,920)    (5,242,793)
    Transfers between subaccounts, net          563,955     (6,505,963)   13,886,960        579,809     (4,507,609)   (10,086,634)
    Contract maintenance charges                    (25)        (4,221)       (3,040)           (36)        (8,403)       (11,542)
    Adjustments to net assets allocated
    to contracts
       in payout phase                                                                                          20            541
                                           -------------  -------------  ------------   ------------  -------------  -------------
                                           -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    525,830    (11,747,006)    8,636,512        579,185     (7,114,673)   (15,051,248)
                                           -------------  -------------  ------------   ------------  -------------  -------------
                                           -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net            544,507     (9,475,657)   12,308,112        639,624        (64,240)   (27,798,203)
       assets

NET ASSETS:
    Beginning of period                               0     44,421,423    32,113,311              0     26,640,363     54,438,566
                                           -------------  -------------  ------------   ------------  -------------  -------------
                                           -------------  -------------  ------------   ------------  -------------  -------------

    End of period                        $      544,507 $   34,945,766 $  44,421,423  $     639,624 $   26,576,123 $   26,640,363
                                           =============  =============  ============   ============  =============  =============
                                           =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 58,183      2,098,277     3,073,446         75,055        231,689        208,659
    Units redeemed                               (7,184)    (3,018,602)   (2,320,292)       (18,502)      (801,509)    (1,388,001)
                                           -------------  -------------  ------------   ------------  -------------  -------------
                                           -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      50,999       (920,325)      753,154         56,553       (569,820)    (1,179,342)
                                           =============  =============  ============   ============  =============  =============
                                           =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        MONTGOMERY     OPPENHEIMER
                                                                                                         VARIABLE         GLOBAL
                                          JANUS ASPEN SERIES INTERNATIONAL JANUS ASPEN SERIES WORLDWIDE SERIES GROWTH   SECURITIES
                                                   GROWTH PORTFOLIO             GROWTH PORTFOLIO          FUND           FUND/VA
                                             -------------------------------------------------------------------------------------
                                             ---------------------------  ---------------------------  ------------   ------------
                                                2003           2002          2003           2002          2002           2003
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------
Schwab Select Annuity:                                                                                     (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $      43,865 $      (12,456)$      75,742 $      (17,550)$     (27,196) $     (13,689)
    Net realized gain (loss)                   1,556,735     (2,825,845)   (3,547,261)   (24,983,336)   (3,485,502)       186,409
    Change in net realized appreciation
    (depreciation)
       on investments                          2,037,985     (1,463,560)    9,752,712     10,581,445     2,412,713        626,471
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                         3,638,585     (4,301,861)    6,281,193    (14,419,441)   (1,099,985)       799,191
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                             75,589      1,823,853       174,667        772,453       105,198         17,274
    Redemptions                               (1,234,867)    (3,041,391)   (3,471,112)    (6,651,725)   (2,735,550)       (59,785)
    Transfers between subaccounts, net        (3,565,986)    (3,590,621)   (8,134,921)    (8,090,120)   (1,456,637)     5,268,868
    Contract maintenance charges                  (2,630)        (4,143)       (9,702)       (14,346)         (731)          (171)
    Adjustments to net assets allocated
    to contracts
       in payout phase                               587                           (7)           270
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                  (4,727,307)    (4,812,302)  (11,441,075)   (13,983,468)   (4,087,720)     5,226,186
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Total increase (decrease) in net assets    (1,088,722)    (9,114,163)   (5,159,882)   (28,402,909)   (5,187,705)     6,025,377

NET ASSETS:
    Beginning of period                       13,685,966     22,800,129    35,251,576     63,654,485     5,187,705              0
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    End of period                          $  12,597,244 $   13,685,966 $  30,091,694 $   35,251,576 $           0  $   6,025,377
                                             ============  =============  ============  =============  ============   ============
                                             ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                               4,467,504     16,390,251     1,201,608     12,743,720        27,356        639,071
    Units redeemed                            (5,003,091)   (16,783,567)   (2,064,237)   (13,685,709)     (480,669)      (173,339)
                                             ------------  -------------  ------------  -------------  ------------   ------------
                                             ------------  -------------  ------------  -------------  ------------   ------------

    Net increase (decrease)                     (535,587)      (393,316)     (862,629)      (941,989)     (453,313)       465,732
                                             ============  =============  ============  =============  ============   ============
                                             ============  =============  ============  =============  ============   ============


(1) The portfolio ceased operations on November 1, 2002. (2) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            PIMCO VIT HIGH  PIMCO VIT LOW
                                                 YIELD       DURATION        PRUDENTIAL SERIES FUND      SAFECO RST CORE EQUITY
                                              PORTFOLIO      PORTFOLIO     EQUITY CLASS II PORTFOLIO            PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             -------------  -------------  ---------------------------  ----------------------------
                                                 2003           2003          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:                           (1)            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $       60,554 $       14,907 $        (786) $      (2,172)$        4,101 $         (980)
    Net realized gain (loss)                         (417)         3,169       (32,425)       (92,811)    (1,018,220)    (2,397,745)
    Change in net realized appreciation
    (depreciation)
       on investments                             143,049         12,446       179,421        (35,123)     2,092,663         (9,591)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                            203,186         30,522       146,210       (130,106)     1,078,544     (2,408,316)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                              15,203          5,252        31,151          8,203         34,137         87,351
    Redemptions                                    (5,855)      (380,063)      (41,878)      (130,236)      (715,577)      (770,195)
    Transfers between subaccounts, net          3,812,434     14,058,687       287,223       (411,367)        45,336     (2,837,410)
    Contract maintenance charges                      (81)          (143)         (155)          (101)        (1,323)        (1,661)
    Adjustments to net assets allocated
    to contracts
       in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    3,821,701     13,683,733       276,341       (533,501)      (637,427)    (3,521,915)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net           4,024,887     13,714,255       422,551       (663,607)       441,117     (5,930,231)
       assets

NET ASSETS:
    Beginning of period                                 0              0       389,159      1,052,766      4,917,947     10,848,178
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $    4,024,887 $   13,714,255 $     811,710  $     389,159 $    5,359,064 $    4,917,947
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  461,075      1,572,926        62,559         18,230        106,504        142,755
    Units redeemed                                (89,586)      (195,379)      (27,751)       (80,159)      (169,773)      (471,914)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       371,489      1,377,547        34,808        (61,929)       (63,269)      (329,159)
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          SAFECO RST
                                                                                          SMALL CAP
                                                         SAFECO RST GROWTH OPPORTUNITIES    VALUE     SCHWAB MARKETTRACK GROWTH
                                                                   PORTFOLIO              PORTFOLIO           PORTFOLIO
                                                          ------------------------------------------------------------------------
                                                          ---------------------------   ------------  ----------------------------
                                                              2003          2002           2003           2003           2002
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:                                                                      (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                        $      (62,359)$     (86,844) $       4,380 $       53,514 $       91,799
    Net realized gain (loss)                                (1,293,287)   (2,434,067)        59,996       (950,400)    (1,518,099)
    Change in net realized appreciation (depreciation)
       on investments                                        3,958,677    (2,994,269)        84,428      3,610,027       (778,813)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                       2,603,031    (5,515,180)       148,804      2,713,141     (2,205,113)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          172,603       387,728         57,149         86,141        402,835
    Redemptions                                               (667,545)     (999,679)        (6,838)    (1,353,031)    (1,705,101)
    Transfers between subaccounts, net                       1,622,134    (1,096,991)     1,155,361      1,585,366      1,220,672
    Contract maintenance charges                                (1,577)       (2,027)           (43)        (2,741)        (2,807)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                         584
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                 1,125,615    (1,710,969)     1,205,629        316,319        (84,401)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                  3,728,646    (7,226,149)     1,354,433      3,029,460     (2,289,514)

NET ASSETS:
    Beginning of period                                      6,178,134    13,404,283              0     10,777,792     13,067,306
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    End of period                                       $    9,906,780 $   6,178,134  $   1,354,433 $   13,807,252 $   10,777,792
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               584,856     1,554,115        203,624        281,147        391,032
    Units redeemed                                            (480,401)   (1,825,160)       (93,323)      (265,866)      (405,610)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                    104,455      (271,045)       110,301         15,281        (14,578)
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SCUDDER VIT EAFE EQUITY INDEX
                                            SCHWAB MONEY MARKET PORTFOLIO  SCHWAB S&P 500 PORTFOLIO                FUND
                                            ---------------------------------------------------------  ----------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $     (113,883)$      702,762 $     325,822  $     262,740 $      136,938 $       21,650
    Net realized loss                                                      (5,612,347)   (10,366,367)      (181,935)      (896,019)
    Change in net realized appreciation
    (depreciation)
       on investments                                                      26,274,774    (14,849,893)     1,405,357       (120,717)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                          (113,883)       702,762    20,988,249    (24,953,520)     1,360,360       (995,086)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                         17,385,971     85,960,084       852,081      2,648,806         22,200        158,137
    Redemptions                              (46,354,662)   (68,681,669)   (8,547,256)   (10,074,928)      (158,694)      (841,650)
    Transfers between subaccounts, net       (27,275,762)   (45,822,310)   13,210,974       (793,500)     2,479,709      1,031,610
    Contract maintenance charges                 (39,612)       (31,363)      (20,777)       (22,641)          (503)          (435)
    Adjustments to net assets allocated
    to contracts
       in payout phase                            (4,845)         9,065            11          2,137
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                 (56,288,910)   (28,566,193)    5,495,033     (8,240,126)     2,342,712        347,662
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net         (56,402,793)   (27,863,431)   26,483,282    (33,193,646)     3,703,072       (647,424)
       assets

NET ASSETS:
    Beginning of period                      137,495,068    165,358,499    77,177,690    110,371,336      3,718,258      4,365,682
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $   81,092,275 $  137,495,068 $ 103,660,972  $  77,177,690 $    7,421,330 $    3,718,258
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                               7,128,592     26,840,917     1,662,349      2,148,371      2,250,937      6,495,991
    Units redeemed                           (11,697,175)   (29,165,734)   (1,319,856)    (2,759,847)    (1,921,894)    (6,439,658)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                   (4,568,583)    (2,324,817)      342,493       (611,476)       329,043         56,333
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          SCUDDER VIT SMALL CAP INDEX                              UNIVERSAL INSTITUTIONAL FUND U.S.
                                                       FUND             STRONG MULTI CAP VALUE FUND II     REAL ESTATE PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $        4,089 $      (19,386)$     (75,065) $     (68,984)$     (123,171)$      293,454
    Net realized gain (loss)                    (252,786)    (1,197,083)   (1,087,700)    (1,997,019)       184,632        374,870
    Change in net realized appreciation
    (depreciation)
       on investments                          4,595,622     (1,243,374)    4,385,812     (2,092,801)     4,426,078     (1,229,953)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                         4,346,925     (2,459,843)    3,223,047     (4,158,804)     4,487,539       (561,629)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                            101,586        249,181       138,858        500,079        118,052        275,213
    Redemptions                                 (889,096)    (1,612,246)     (967,363)    (1,382,050)      (969,547)    (1,970,566)
    Transfers between subaccounts, net         3,926,758      2,567,852      (228,308)       965,923      1,963,612      4,852,967
    Contract maintenance charges                  (1,328)          (998)       (1,564)        (1,791)        (2,044)        (1,865)
    Adjustments to net assets allocated
    to contracts
       in payout phase                                                         (2,199)         5,293           (805)         2,058
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   3,137,920      1,203,789    (1,060,576)        87,454      1,109,268      3,157,807
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net           7,484,845     (1,256,054)    2,162,471     (4,071,350)     5,596,807      2,596,178
       assets

NET ASSETS:
    Beginning of period                        8,227,827      9,483,881     9,923,444     13,994,794     12,781,833     10,185,655
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $   15,712,672 $    8,227,827 $  12,085,915  $   9,923,444 $   18,378,640 $   12,781,833
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 585,741        763,301       483,717      3,042,960        538,918      1,028,052
    Units redeemed                              (292,520)      (676,967)     (636,494)    (3,144,955)      (480,964)      (799,078)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      293,221         86,334      (152,777)      (101,995)        57,954        228,974
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                            SCUDDER SVS I CAPITAL GROWTH  SCUDDER SVS I GROWTH & INCOME
                                                      PORTFOLIO                    PORTFOLIO            TOTAL SCHWAB SELECT ANNUITY
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $       (8,974)$      (14,034)$       1,380  $       2,650 $    4,606,879 $    5,238,880
    Net realized loss                           (538,715)    (1,023,792)      (93,163)      (413,324)   (43,906,504)  (125,682,599)
    Change in net realized appreciation
    (depreciation)
       on investments                          1,062,300         47,088       524,213       (129,416)   135,636,217     (2,192,971)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                           514,611       (990,738)      432,430       (540,090)    96,336,592   (122,636,690)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             28,554         62,962        43,471         77,820     21,426,292     99,274,850
    Redemptions                                 (255,936)      (217,174)     (215,968)      (229,993)   (95,738,039)  (166,480,935)
    Transfers between subaccounts, net           500,511       (788,894)      345,784       (825,156)    (2,985,875)   (15,922,906)
    Contract maintenance charges                    (461)          (653)         (277)          (310)      (131,348)      (140,181)
    Adjustments to net assets allocated
    to contracts
       in payout phase                                                                                       (8,292)        30,369
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     272,668       (943,759)      173,010       (977,639)   (77,437,262)   (83,238,803)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net            787,279     (1,934,497)      605,440     (1,517,729)    18,899,330   (205,875,493)
       assets

NET ASSETS:
    Beginning of period                        2,029,339      3,963,836     1,488,357      3,006,086    601,798,432    807,673,925
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $    2,816,618 $    2,029,339 $   2,093,797  $   1,488,357 $  620,697,762 $  601,798,432
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 198,391        113,267       117,728        109,327     35,481,594    114,400,436
    Units redeemed                              (165,380)      (232,152)      (88,567)      (241,233)   (40,126,195)  (122,299,831)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       33,011       (118,885)       29,161       (131,906)    (4,644,601)    (7,899,395)
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                                    For the year ended  For the year or period ended
                                                          At December 31, 2003           December 31, 2003      December 31, 2003
                                                         ---------------------------------    --------------------------------------
                                                         ---------------------------------    ----------------    ------------------
                                                          Units     Unit Fair VaNet Assets    Expense Ratio       Total Return
Schwab Select Annuity:                                    (000s)                 (000s)
                                                         --------   -------    -----------    ----------------    ------------------
                                                         --------   -------    -----------    ----------------    ------------------
ALGER AMERICAN GROWTH PORTFOLIO                            1,822     16.34    $    29,776          0.85 %         $    34.02 %
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO                       195     12.30    $     2,396          0.85 %         $    23.04 %
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO                54     10.84    $       585          0.85 %         $     8.42 %
AMERICAN CENTURY VP BALANCED PORTFOLIO                        76     10.91    $       831          0.85 %         $     9.08 %
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO                  703     13.35    $     9,386          0.85 %         $    23.46 %
AMERICAN CENTURY VP VALUE PORTFOLIO                          208     11.60    $     2,408          0.85 %         $    16.04 %
BARON CAPITAL ASSET FUND                                   1,705     13.44    $    22,911          0.85 %         $    28.92 %
DELAWARE GPF PREMIUM SMALL CAP VALUE SERIES  PORTFOLIO       271     12.38    $     3,360          0.85 %         $    23.80 %
DREYFUS MIDCAP STOCK PORTFOLIO                                71     11.71    $       831          0.85 %         $    17.06 %
DREYFUS VIF APPRECIATION PORTFOLIO                         1,206      9.00    $    10,852          0.85 %         $    20.15 %
DREYFUS VIF GROWTH & INCOME PORTFOLIO                        509      8.88    $     4,528          0.85 %         $    25.50 %
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO                      33     11.94    $       392          0.85 %         $    19.35 %
FEDERATED AMERICAN LEADERS FUND II                         1,235     16.29    $    20,143          0.85 %         $    26.62 %
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II           3,814     14.44    $    55,067          0.85 %         $     1.50 %
FEDERATED CAPITAL INCOME FUND II                             211      9.88    $     2,082          0.85 %         $    19.65 %
GARTMORE DREYFUS GVIT MIDCAP MARKET II FUND                   89     12.05    $     1,082          0.85 %         $    20.49 %
INVESCO VIF CORE EQUITY PORTFOLIO                          1,318     15.81    $    20,856          0.85 %         $    21.56 %
INVESCO VIF HIGH YIELD PORTFOLIO                           1,613     11.77    $    18,989          0.85 %         $    23.98 %
INVESCO VIF TECHNOLOGY PORTFOLIO                           4,629      2.28    $    10,562          0.85 %         $    44.07 %
JANUS ASPEN SERIES BALANCED PORTFOLIO                         51     10.68    $       545          0.85 %         $     6.77 %
JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO               2,699     12.95    $    34,946          0.85 %         $     5.49 %
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO                  57     11.31    $       640          0.85 %         $    13.10 %
JANUS ASPEN SERIES GROWTH PORTFOLIO                        1,842     14.43    $    26,576          0.85 %         $    30.62 %
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO          1,180     10.67    $    12,597          0.85 %         $    33.78 %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO              1,959     15.36    $    30,092          0.85 %         $    22.95 %
OPPENHEIMER GLOBAL SECURITIES FUND/VA                        466     12.94    $     6,025          0.85 %         $    29.37 %
PIMCO VIT HIGH YIELD PORTFOLIO                               371     10.83    $     4,025          0.85 %         $     8.34 %
PIMCO VIT LOW DURATION PORTFOLIO                           1,378      9.96    $    13,714          0.85 %         $    (0.44)%
PRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO              92      8.79    $       812          0.85 %         $    30.00 %
SAFECO RST CORE EQUITY PORTFOLIO                             467     11.47    $     5,359          0.85 %         $    23.73 %
SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO                    900     11.01    $     9,907          0.85 %         $    41.74 %
SAFECO RST SMALL CAP VALUE PORTFOLIO                         110     12.28    $     1,354          0.85 %         $    22.79 %
SCHWAB MARKETTRACK GROWTH PORTFOLIO II                       897     15.38    $    13,807          0.85 %         $    25.90 %
SCHWAB MONEY MARKET PORTFOLIO                              6,586     12.31    $    81,092          0.85 %         $    (0.11)%
SCHWAB S&P 500 PORTFOLIO                                   6,460     16.04    $   103,661          0.85 %         $    27.14 %
SCUDDER VIT EAFE EQUITY INDEX FUND                           975      7.61    $     7,421          0.85 %         $    32.23 %
SCUDDER VIT SMALL CAP INDEX FUND                           1,223     12.85    $    15,713          0.85 %         $    45.19 %
STRONG MULTI CAP VALUE FUND II                             1,209      9.97    $    12,086          0.85 %         $    37.23 %
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO    1,118     16.44    $    18,379          0.85 %         $    36.35 %
SCUDDER SVS I CAPITAL GROWTH PORTFOLIO                       353      7.98    $     2,817          0.85 %         $    25.82 %
SCUDDER SVS I GROWTH & INCOME PORTFOLIO                      273      7.66    $     2,094          0.85 %         $    25.67 %

                                  ALGER         AMERICAN         BARON       DREYFUS VIF    DREYFUS VIF      FEDERATED    FEDERATED
                                AMERICAN      CENTURY VP    CAPITAL ASSET   APPRECIATION     GROWTH &        AMERICAN     FUND FOR
                                 GROWTH      INTERNATIONAL       FUND        PORTFOLIO        INCOME       LEADERS FUND     U.S.
                                PORTFOLIO      PORTFOLIO                                     PORTFOLIO          II       GOVERNMENT
                                                                                                                         SECURITIES
                                                                                                                             II
                              ------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
Expenses as a % of net assets    0.85           0.85           0.85            0.85           0.85            0.85          0.85

             2002

------------------------------
------------------------------
 Ending Unit Value                $ 12.19         $ 10.82       $ 10.42          $ 7.49          $ 7.08        $ 12.86       $ 14.23
 Number of Units Outstanding    2,113,428         684,511     1,568,750       1,123,321         479,690      1,404,975     5,341,399
 Net Assets (000's)              $ 25,771         $ 7,404      $ 16,353         $ 8,416         $ 3,398       $ 18,098      $ 75,984
 Total Return                     (33.56%)        (21.05%)      (14.93%)        (17.42%)        (25.89%)       (20.89%)        8.13%

             2001

------------------------------
------------------------------
 Ending Unit Value                $ 18.35         $ 13.70       $ 12.25          $ 9.07          $ 9.56        $ 16.26       $ 13.16
 Number of Units Outstanding    2,859,914         756,485     1,057,192         880,333         778,050      1,491,691     4,482,043
 Net Assets (000's)              $ 52,489        $ 10,364      $ 12,954         $ 7,987         $ 7,440       $ 24,283      $ 58,968
 Total Return                     (12.56%)        (29.78%)       11.39%         (10.09%)         (6.66%)        (5.01%)        6.10%

             2000

------------------------------
------------------------------
 Ending Unit Value                $ 20.99         $ 19.51       $ 11.00         $ 10.09         $ 10.24        $ 17.12       $ 12.40
 Number of Units Outstanding    3,090,861         808,346       655,329         474,144         264,684      1,211,956     3,179,462
 Net Assets (000's)              $ 64,886        $ 15,773       $ 7,209         $ 4,784         $ 2,714       $ 20,780      $ 39,417
 Total Return                     (15.50%)        (17.54%)       (3.51%)         (1.46%)         (4.57%)         1.48%        10.03%

             1999

------------------------------
------------------------------
 Ending Unit Value                $ 24.84         $ 23.66       $ 11.40         $ 10.24         $ 10.73        $ 16.87       $ 11.27
 Number of Units Outstanding    2,200,675         602,867       502,097         245,395          49,371      1,441,835     2,809,027
 Net Assets (000's)              $ 54,671        $ 14,264       $ 5,723         $ 2,513           $ 534       $ 24,346      $ 31,648
 Total Return                      32.55%          62.72%        14.00%           2.40%           7.30%          5.77%       (1.40%)

                                                                                                                         (Continued)

                                 FEDERATED     INVESCO VIF    INVESCO VIF    INVESCO VIF    JANUS ASPEN    JANUS ASPEN    JANUS
                                 CAPITAL      CORE EQUITY     HIGH YIELD     TECHNOLOGY       SERIES     SERIES GROWTH    ASPEN
                               INCOME FUND       INCOME       PORTFOLIO      PORTFOLIO       FLEXIBLE      PORTFOLIO      SERIES
                                    II         PORTFOLIO                                      INCOME                   INTERNATIONAL
                                                                                            PORTFOLIO                      GROWTH
                                                                                                                         PORTFOLIO
                              ------------------------------------------------------------------------------------------------------
Schwab Select Annuity:

Expenses as a % of net assets     0.85           0.85           0.85           0.85          0.85           0.85            0.85

             2002

------------------------------
------------------------------
 Ending Unit Value                  $ 8.26        $ 13.01         $ 9.50         $ 1.58       $ 12.27        $ 11.05          $ 7.98
 Number of Units Outstanding       208,766      1,584,575      1,586,371      3,230,415     3,619,361      2,411,606       1,715,998
 Net Assets (000's)                $ 1,724       $ 20,623       $ 15,065        $ 5,117      $ 44,421       $ 26,640        $ 13,686
 Total Return                      (24.60%)       (19.82%)        (2.13%)       (47.30%)        9.54%        (27.13%)       (26.22%)

             2001

------------------------------
------------------------------
 Ending Unit Value                 $ 10.95        $ 16.22         $ 9.70         $ 3.01       $ 11.20        $ 15.16         $ 10.81
 Number of Units Outstanding       238,710      2,191,193      1,802,549      4,253,860     2,866,207      3,590,948       2,109,314
 Net Assets (000's)                $ 2,615       $ 35,560       $ 17,491       $ 12,785      $ 32,113       $ 54,439        $ 22,800
 Total Return                      (14.49%)        (9.72%)       (15.69%)       (46.33%)        6.81%        (25.40%)       (23.88%)

             2000

------------------------------
------------------------------
 Ending Unit Value                 $ 12.81        $ 17.97        $ 11.51         $ 5.60       $ 10.49        $ 20.32         $ 14.20
 Number of Units Outstanding       260,840      2,043,703      1,919,249      4,296,975     1,624,948      4,289,162       2,082,710
 Net Assets (000's)                $ 3,340       $ 36,739       $ 22,081       $ 24,047      $ 17,043       $ 87,143        $ 29,582
 Total Return                       (9.66%)         3.99%        (12.40%)       (44.00%)        5.43%        (15.26%)       (16.67%)

             1999

------------------------------
------------------------------
 Ending Unit Value                 $ 14.18        $ 17.28        $ 13.14                       $ 9.95        $ 23.98         $ 17.04
 Number of Units Outstanding       280,957      1,752,510      2,003,863                      838,445      3,396,683         772,937
 Net Assets (000's)                $ 3,985       $ 30,299       $ 26,326                      $ 8,347       $ 81,453        $ 13,174
 Total Return                        0.78%         13.83%          8.33%                       (0.50%)        42.82%          70.40%

                                                                                                                         (Continued)

                                JANUS ASPEN    PRUDENTIAL      SAFECO RST      SAFECO RST       SCHWAB         SCHWAB     SCHWAB S&P
                                  SERIES      SERIES FUND     CORE EQUITY       GROWTH       MARKETTRACK   MONEY MARKET      500
                                 WORLDWIDE    EQUITY CLASS     PORTFOLIO     OPPORTUNITIES      GROWTH       PORTFOLIO    PORTFOLIO
                                  GROWTH      II PORTFOLIO                     PORTFOLIO     PORTFOLIO II
                                 PORTFOLIO
                                ----------------------------------------------------------------------------------------------------
Schwab Select Annuity:

Expenses as a % of net assets     0.85          0.85            0.85            0.85            0.85          0.85         0.85

             2002

-------------------------------
-------------------------------
 Ending Unit Value                 $ 12.49        $ 6.76          $ 9.27          $ 7.77         $ 12.22       $ 12.32      $ 12.62
 Number of Units Outstanding     2,821,900        57,585         530,496         795,324         881,998    11,154,891    6,117,652
 Net Assets (000's)               $ 35,252         $ 389         $ 4,918         $ 6,178        $ 10,778     $ 137,495     $ 77,178
 Total Return                      (26.13%)      (23.28%)        (26.54%)        (38.20%)        (16.16%)        0.47%      (23.05%)

             2001

-------------------------------
-------------------------------
 Ending Unit Value                 $ 16.91        $ 8.81         $ 12.62         $ 12.57         $ 14.57       $ 12.26      $ 16.40
 Number of Units Outstanding     3,763,889       119,514         859,655       1,066,369         896,576    13,479,708    6,729,128
 Net Assets (000's)               $ 63,654       $ 1,053        $ 10,848        $ 13,404        $ 13,067     $ 165,358    $ 110,371
 Total Return                      (23.09%)      (12.35%)        (10.18%)         18.14%          (9.19%)        2.80%      (12.90%)

             2000

-------------------------------
-------------------------------
 Ending Unit Value                 $ 21.99       $ 10.05         $ 14.05         $ 10.64         $ 16.05       $ 11.93      $ 18.83
 Number of Units Outstanding     4,803,181       159,971         940,488         576,155         818,621    12,387,477    5,933,342
 Net Assets (000's)              $ 105,639       $ 1,607        $ 13,212         $ 6,131        $ 13,138     $ 147,767    $ 111,752
 Total Return                      (16.39%)        2.03%         (11.52%)         (6.99%)         (5.64%)        5.11%      (10.12%)

             1999

-------------------------------
-------------------------------
 Ending Unit Value                 $ 26.30        $ 9.85         $ 15.88         $ 11.44         $ 17.01       $ 11.35      $ 20.95
 Number of Units Outstanding     4,259,845        32,428       1,065,919         155,643         560,533     9,858,627    5,457,283
 Net Assets (000's)              $ 112,048         $ 320        $ 16,928         $ 1,780         $ 9,532     $ 111,967    $ 114,346
 Total Return                       63.05%        (1.50%)          8.40%          14.40%          18.62%         3.84%       19.44%

                                                                                                                         (Continued)

                                            SCUDDER VIT     SCUDDER     STRONG MULTI     UNIVERSAL    SCUDDER SVS I   SCUDDER SVS
                                            EAFE EQUITY   VIT SMALL   CAP VALUE FUND  INSTITUTIONAL  CAPITAL GROWTH   I GROWTH &
                                            INDEX FUND    CAP INDEX         II          FUND U.S.       PORTFOLIO       INCOME
                                                             FUND                      REAL ESTATE                     PORTFOLIO
                                                                                        PORTFOLIO
                                           ----------------------------------------------------------------------------------------
Schwab Select Annuity:

Expenses as a % of net assets                 0.85           0.85         0.85            0.85           0.85            0.85

             2002

--------------------------------
--------------------------------
 Ending Unit Value                              $ 5.76         $ 8.85       $ 7.27         $ 12.06          $ 6.34          $ 6.09
 Number of Units Outstanding                   645,901        930,019    1,361,907       1,059,611         320,017         244,202
 Net Assets (000's)                            $ 3,718        $ 8,228      $ 9,923        $ 12,782         $ 2,029         $ 1,488
 Total Return                                  (22.26%)       (21.30%)     (23.82%)         (1.57%)        (29.78%)        (23.74%)

             2001

--------------------------------
--------------------------------
 Ending Unit Value                              $ 7.40        $ 11.24       $ 9.54         $ 12.26          $ 9.03          $ 7.99
 Number of Units Outstanding                   589,568        843,685    1,463,902         830,637         438,902         376,108
 Net Assets (000's)                            $ 4,366        $ 9,484     $ 13,995        $ 10,186         $ 3,964         $ 3,006
 Total Return                                  (25.35%)         1.27%        3.24%           8.94%         (20.08%)        (12.07%)

             2000

--------------------------------
--------------------------------
 Ending Unit Value                              $ 9.92        $ 11.10       $ 9.24         $ 11.25         $ 11.30          $ 9.09
 Number of Units Outstanding                   290,653        464,935      553,906         786,877         403,433         190,165
 Net Assets (000's)                            $ 2,883        $ 5,162      $ 5,146         $ 8,860         $ 4,557         $ 1,728
 Total Return                                  (17.33%)        (4.72%)       6.94%          26.98%         (10.60%)         (2.88%)

             1999

--------------------------------
--------------------------------
 Ending Unit Value                             $ 12.00        $ 11.65       $ 8.64          $ 8.86         $ 12.64          $ 9.36
 Number of Units Outstanding                   161,396        203,338       91,471         347,481         186,640          61,409
 Net Assets (000's)                            $ 1,937        $ 2,369        $ 817         $ 3,083         $ 2,360           $ 575
 Total Return                                   20.00%         16.50%      (13.60%)         (4.22%)         26.40%          (6.40%)

                                                                                                                        (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          ALGER AMERICAN      ALGER          ALGER       ALLIANCE VP     ALLIANCE VP     ALLIANCE
                                             BALANCED        AMERICAN       AMERICAN        GROWTH        GROWTH &      BERNSTEIN
                                             PORTFOLIO        GROWTH     MIDCAP GROWTH    PORTFOLIO        INCOME        VP REAL
                                                            PORTFOLIO      PORTFOLIO                      PORTFOLIO       ESTATE
                                                                                                                        INVESTMENT
                                                                                                                        PORTFOLIO
                                          ------------------------------------------------------------------------------------------
Schwab Signature Annunity:
ASSETS:

     Investments at market value (1)    $    4,313,302  $    4,084,660 $    1,884,780 $    1,028,834 $    8,099,746  $    8,290,902
     Investment income due and accrued
     Purchase payments receivable                                               1,937                        16,242
                                          -------------   -------------  -------------  -------------  -------------   -------------
                                          -------------   -------------  -------------  -------------  -------------   -------------

        Total assets                         4,313,302       4,084,660      1,886,717      1,028,834      8,115,988       8,290,902
                                          -------------   -------------  -------------  -------------  -------------   -------------
                                          -------------   -------------  -------------  -------------  -------------   -------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life &                      650             616            194            155          1,223           1,246
        Annuity Insurance Company
                                          -------------   -------------  -------------  -------------  -------------   -------------
                                          -------------   -------------  -------------  -------------  -------------   -------------

        Total liabilities                          650             616            194            155          1,223           1,246
                                          -------------   -------------  -------------  -------------  -------------   -------------
                                          -------------   -------------  -------------  -------------  -------------   -------------

NET ASSETS                              $    4,312,652  $    4,084,044 $    1,886,523 $    1,028,679 $    8,114,765  $    8,289,656
                                          =============   =============  =============  =============  =============   =============
                                          =============   =============  =============  =============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $    4,312,652  $    4,084,044 $    1,886,523 $    1,028,679 $    8,114,765  $    8,289,656
                                          =============   =============  =============  =============  =============   =============
                                          =============   =============  =============  =============  =============   =============

ACCUMULATION UNITS OUTSTANDING                 431,005         498,158        157,061        122,797        836,413         547,178

UNIT VALUE (ACCUMULATION)               $        10.01  $         8.20 $        12.01 $         8.38 $         9.70  $        15.15
                                          =============   =============  =============  =============  =============   =============
                                          =============   =============  =============  =============  =============   =============

(1)  Cost of investments:               $    3,909,309  $    3,479,033 $    1,847,883 $      946,531 $    7,004,435  $    7,033,200
     Shares of investments:                    327,759         122,699        102,434         64,504        371,548         530,788


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             ALLIANCE       AMERICAN        AMERICAN       AMERICAN       AMERICAN        BARON
                                           BERNSTEIN VP    CENTURY VP      CENTURY VP     CENTURY VP     CENTURY VP      CAPITAL
                                             UTILITY        BALANCED        INCOME &    INTERNATIONAL  VALUE PORTFOLIO  ASSET FUND
                                              INCOME        PORTFOLIO      GROWTH IV      PORTFOLIO
                                            PORTFOLIO                      PORTFOLIO
                                          ------------------------------------------------------------------------------------------
Schwab Signature Annunity:

ASSETS:

     Investments at market value (1)    $      674,902 $      433,593  $    2,789,122 $    3,354,530 $     1,451,726 $      729,596
     Investment income due and accrued
     Purchase payments receivable                                                                                            22,702
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                           674,902        433,593       2,789,122      3,354,530       1,451,726        752,298
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life &                      100             51             412            449             164             99
        Annuity Insurance Company
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                          100             51             412            449             164             99
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                              $      674,802 $      433,542  $    2,788,710 $    3,354,081 $     1,451,562 $      752,199
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $      674,802 $      433,542  $    2,788,710 $    3,354,081 $     1,451,562 $      752,199
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                  53,226         40,356         283,469        404,192         126,084         64,373

UNIT VALUE (ACCUMULATION)               $        12.68 $        10.74  $         9.84 $         8.30 $         11.51 $        11.69
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:               $      613,294 $      415,730  $    2,431,079 $    3,113,483 $     1,393,030 $      709,048
     Shares of investments:                     45,144         64,331         424,524        521,700         186,358         33,887


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           DELAWARE GPF  DREYFUS MIDCAP   DREYFUS VIF    DREYFUS VIF      FEDERATED     FEDERATED
                                          PREMIUM SMALL  STOCK PORTFOLIO   DEVELOPING      GROWTH &     INTERNATIONAL    FUND FOR
                                            CAP VALUE                       LEADERS         INCOME     EQUITY FUND II      U.S.
                                              SERIES                       PORTFOLIO      PORTFOLIO                     GOVERNMENT
                                            PORTFOLIO                                                                   SECURITIES
                                                                                                                            II
                                          ------------------------------------------------------------------------------------------
Schwab Signature Annunity:

ASSETS:

     Investments at market value (1)    $   11,152,660 $      331,855  $    2,321,210 $    1,252,476 $     1,219,865 $   15,681,868
     Investment income due and accrued
     Purchase payments receivable                1,937         14,305           1,937                          1,937
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                        11,154,597        346,160       2,323,147      1,252,476       1,221,802     15,681,868
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life &                    1,687             44             334            187             161          2,393
        Annuity Insurance Company
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                        1,687             44             334            187             161          2,393
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                              $   11,152,910 $      346,116  $    2,322,813 $    1,252,289 $     1,221,641 $   15,679,475
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $   11,152,910 $      346,116  $    2,322,813 $    1,252,289 $     1,221,641 $   15,679,475
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                 800,396         29,735         225,442        142,723         148,741      1,448,385

UNIT VALUE (ACCUMULATION)               $        13.93 $        11.64  $        10.30 $         8.77 $          8.21 $        10.83
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:               $    8,829,748 $      321,705  $    1,893,193 $    1,088,920 $     1,181,704 $   15,664,169
     Shares of investments:                    434,971         20,977          62,081         62,127         105,251      1,332,359


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             GARTMORE      INVESCO VIF    INVESCO VIF     JP MORGAN      JANUS ASPEN   JANUS ASPEN
                                           DREYFUS GVIT    HIGH YIELD      TECHNOLOGY    SERIES TRUST      SERIES         SERIES
                                          MIDCAP MARKET     PORTFOLIO      PORTFOLIO       II SMALL       BALANCED       FLEXIBLE
                                             II FUND                                     COMPANY FUND     PORTFOLIO       INCOME
                                                                                                                        PORTFOLIO
                                          ------------------------------------------------------------------------------------------
Schwab Signature Annunity:

ASSETS:

     Investments at market value (1)    $    1,136,078 $    3,291,671  $    1,229,198 $    4,079,064 $       327,105 $   15,961,924
     Investment income due and accrued
     Purchase payments receivable                1,937                          3,229
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                         1,138,015      3,291,671       1,232,427      4,079,064         327,105     15,961,924
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life &                      148            493             181            607              48          2,416
        Annuity Insurance Company
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                          148            493             181            607              48          2,416
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                              $    1,137,867 $    3,291,178  $    1,232,246 $    4,078,457 $       327,057 $   15,959,508
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $    1,137,867 $    3,291,178  $    1,232,246 $    4,078,457 $       327,057 $   15,959,508
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                  95,641        322,122         221,126        395,688          31,103      1,334,664

UNIT VALUE (ACCUMULATION)               $        11.90 $        10.22  $         5.57 $        10.31 $         10.52 $        11.96
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:               $    1,089,756 $    3,326,589  $    1,157,748 $    3,994,140 $       317,584 $   15,879,440
     Shares of investments:                     77,127        415,091         103,555        290,118          14,234      1,277,976


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                           JANUS ASPEN     JANUS ASPEN    OPPENHEIMER        PBHG      PIMCO VIT HIGH   PIMCO VIT
                                          SERIES GROWTH      SERIES          GLOBAL       INSURANCE    YIELD PORTFOLIO     LOW
                                             & INCOME       WORLDWIDE      SECURITIES    SERIES LARGE                    DURATION
                                            PORTFOLIO        GROWTH         FUND/VA       CAP GROWTH                    PORTFOLIO
                                                            PORTFOLIO                     PORTFOLIO
                                          ------------------------------------------------------------------------------------------
Schwab Signature Annunity:

ASSETS:

     Investments at market value (1)    $    1,002,188 $    2,334,775  $    7,025,529 $    1,977,312 $     7,893,137 $    6,732,433
     Investment income due and accrued                                                                        46,724          3,705
     Purchase payments receivable                             342,423          48,134
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                         1,002,188      2,677,198       7,073,663      1,977,312       7,939,861      6,736,138
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:

     Redemptions payable

     Due to Great-West Life &                      152            390           1,028            290           1,228            713
        Annuity Insurance Company
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                          152            390           1,028            290           1,228            713
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                              $    1,002,036 $    2,676,808  $    7,072,635 $    1,977,022 $     7,938,633 $    6,735,425
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $    1,002,036 $    2,676,808  $    7,072,635 $    1,977,022 $     7,938,633 $    6,735,425
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                 134,309        332,714         671,169        252,466         621,719        678,817

UNIT VALUE (ACCUMULATION)               $         7.46 $         8.05  $        10.54 $         7.83 $         12.77 $         9.92
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:               $      884,562 $    2,144,519  $    6,481,344 $    1,680,260 $     7,609,238 $    6,731,714
     Shares of investments:                     70,826         90,425         280,125        121,159         963,753        655,544


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            SAFECO RST     SAFECO RST        SCHWAB      SCHWAB MONEY  SCHWAB S&P 500  SCUDDER VIT
                                           CORE EQUITY      SMALL CAP     MARKETTRACK       MARKET        PORTFOLIO    EAFE EQUITY
                                            PORTFOLIO    VALUE PORTFOLIO     GROWTH       PORTFOLIO                     INDEX FUND
                                                                          PORTFOLIO II
                                          ------------------------------------------------------------------------------------------
Schwab Signature Annunity:

ASSETS:

     Investments at market value (1)    $      617,417 $      707,405  $    6,523,008 $   50,803,775 $    28,643,908 $    3,464,033
     Investment income due and accrued           5,448          3,758                         38,260
     Purchase payments receivable                1,937          1,937           8,397                         26,334          1,937
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total assets                           624,802        713,100       6,531,405     50,842,035      28,670,242      3,465,970
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

LIABILITIES:

     Redemptions payable                             0              0               0         54,590               0              0
     Due to Great-West Life &                       95             74           1,038          7,893           4,226            462
        Annuity Insurance Company
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

        Total liabilities                           95             74           1,038         62,483           4,226            462
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET ASSETS                              $      624,707 $      713,026  $    6,530,367 $   50,779,552 $    28,666,016 $    3,465,508
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

NET ASSETS REPRESENTED BY:
     Accumulation units                 $      624,707 $      713,026  $    6,530,367 $   50,779,552 $    28,666,016 $    3,465,508
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

ACCUMULATION UNITS OUTSTANDING                  70,710         58,500         630,068      4,985,020       3,113,435        401,748

UNIT VALUE (ACCUMULATION)               $         8.83 $        12.19  $        10.36 $        10.19 $          9.21 $         8.63
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

(1)  Cost of investments:               $      535,548 $      691,693  $    5,792,468 $   50,803,775 $    24,618,678 $    3,101,088
     Shares of investments:                     27,625         41,612         483,544     50,803,775       1,783,556        421,928


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  SCUDDER VIT    STRONG VIF    STRONG VIF    SCUDDER SVS   SCUDDER SVS     TOTAL
                                                   SMALL CAP       MID-CAP     OPPORTUNITY    I CAPITAL    I SMALL CAP    SCHWAB
                                                   INDEX FUND    GROWTH FUND     FUND II       GROWTH        GROWTH      SIGNATURE
                                                                     II                       PORTFOLIO     PORTFOLIO     ANNUITY
                                                 -----------------------------------------------------------------------------------
Schwab Signature Annunity:

ASSETS:

    Investments at market value (1)            $    5,017,992 $   1,880,974 $   4,533,136 $     888,345 $   1,999,025 $ 227,165,059
    Investment income due and accrued                                                                                        97,895
    Purchase payments receivable                        1,937         1,937         1,937             0             0       503,073
                                                 -------------  ------------  ------------  ------------  ------------  ------------
                                                 -------------  ------------  ------------  ------------  ------------  ------------

       Total assets                                 5,019,929     1,882,911     4,535,073       888,345     1,999,025   227,766,027
                                                 -------------  ------------  ------------  ------------  ------------  ------------
                                                 -------------  ------------  ------------  ------------  ------------  ------------

LIABILITIES:

    Redemptions payable                                                                                       340,486       395,076
    Due to Great-West Life &                              770           276           684           141           264        33,782
       Annuity Insurance Company
                                                 -------------  ------------  ------------  ------------  ------------  ------------
                                                 -------------  ------------  ------------  ------------  ------------  ------------

       Total liabilities                                  770           276           684           141       340,750       428,858
                                                 -------------  ------------  ------------  ------------  ------------  ------------
                                                 -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS                                     $    5,019,159 $   1,882,635 $   4,534,389 $     888,204 $   1,658,275 $ 227,337,169
                                                 =============  ============  ============  ============  ============  ============
                                                 =============  ============  ============  ============  ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                         $    5,019,159 $   1,882,635 $   4,534,389 $     888,204 $   1,658,275 $ 227,337,169
                                                 =============  ============  ============  ============  ============  ============
                                                 =============  ============  ============  ============  ============  ============

ACCUMULATION UNITS OUTSTANDING                        429,254       281,307       475,089       111,155       214,780

UNIT VALUE (ACCUMULATION)                      $        11.69 $        6.69 $        9.54 $        7.99 $        7.72
                                                 =============  ============  ============  ============  ============
                                                 =============  ============  ============  ============  ============

(1) Cost of investments:                       $    4,148,784 $   1,655,273 $   4,192,719 $     794,892 $   1,950,943 $ 211,458,249
    Shares of investments:                            409,967       136,997       238,712        60,887       176,281


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   ALGER         ALGER          ALGER      ALLIANCE VP    ALLIANCE VP    ALLIANCE
                                                 AMERICAN       AMERICAN      AMERICAN        GROWTH        GROWTH &     BERNSTEIN
                                                 BALANCED        GROWTH        MIDCAP       PORTFOLIO        INCOME       VP REAL
                                                 PORTFOLIO     PORTFOLIO       GROWTH                      PORTFOLIO      ESTATE
                                                                              PORTFOLIO                                 INVESTMENT
                                                                                                                         PORTFOLIO
                                               -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                $      57,294 $              $             $              $       49,368 $     146,787

EXPENSES:

    Mortality and expense risk                      21,191         17,948         1,219          3,789         35,413        35,873
                                               ------------  -------------  ------------  -------------  -------------  ------------
                                               ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                        36,103        (17,948)       (1,219)        (3,789)        13,955       110,914
                                               ------------  -------------  ------------  -------------  -------------  ------------
                                               ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of                (14,858)      (324,669)        6,928         45,716        (97,876)      209,287
    fund shares

    Realized gain distributions
                                               ------------  -------------  ------------  -------------  -------------  ------------
                                               ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain (loss)                       (14,858)      (324,669)        6,928         45,716        (97,876)      209,287
                                               ------------  -------------  ------------  -------------  -------------  ------------
                                               ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
       on investments                              497,913      1,059,293        36,897        114,993      1,588,762     1,442,903
                                               ------------  -------------  ------------  -------------  -------------  ------------
                                               ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                $     519,158 $      716,676 $      42,606 $      156,920 $    1,504,841 $   1,763,104
                                               ============  =============  ============  =============  =============  ============
                                               ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                       1.81%                                                      0.87%         2.52%
                                               ============                                              =============  ============
                                               ============                                              =============  ============

INVESTMENT INCOME RATIO (2002)                       1.22%          0.04%                                       0.66%         2.38%
                                               ============  =============                               =============  ============
                                               ============  =============                               =============  ============




The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                ALLIANCE       AMERICAN      AMERICAN       AMERICAN       AMERICAN       BARON
                                              BERNSTEIN VP    CENTURY VP    CENTURY VP     CENTURY VP     CENTURY VP     CAPITAL
                                                 UTILITY       BALANCED      INCOME &    INTERNATIONAL      VALUE      ASSET FUND
                                                 INCOME       PORTFOLIO      GROWTH IV     PORTFOLIO      PORTFOLIO
                                                PORTFOLIO                    PORTFOLIO
                                              -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                               $       7,337 $              $       9,045 $       11,454 $              $

EXPENSES:

    Mortality and expense risk                      2,096            533         9,194         13,812            876           830
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                        5,241           (533)         (149)        (2,358)          (876)         (830)
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain on sale of fund shares            3,667          3,563        11,997        373,723          2,464         2,535
    Realized gain distributions
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain                               3,667          3,563        11,997        373,723          2,464         2,535
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
       on investments                              61,697         17,863       379,199        267,100         58,696        20,548
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               $      70,605 $       20,893 $     391,047 $      638,465 $       60,284 $      22,253
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                      2.35%                        0.58%          0.52%
                                              ============                 ============  =============
                                              ============                 ============  =============

INVESTMENT INCOME RATIO (2002)                                                   0.64%          0.36%
                                                                           ============  =============
                                                                           ============  =============




The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                 BERGER      DELAWARE GPF     DREYFUS     DREYFUS VIF    DREYFUS VIF    FEDERATED
                                                IPT-SMALL   PREMIUM SMALL  MIDCAP STOCK    DEVELOPING      GROWTH &    INTERNATIONAL
                                                 COMPANY      CAP VALUE      PORTFOLIO      LEADERS         INCOME       EQUITY
                                               GROWTH FUND      SERIES                     PORTFOLIO      PORTFOLIO      FUND II
                                                              PORTFOLIO
                                              -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                               $             $       22,428 $         635 $          572 $        8,220 $

EXPENSES:

    Mortality and expense risk                        852         46,898           318         12,791          6,297         6,097
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                         (852)       (24,470)          317        (12,219)         1,923        (6,097)
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               (73,436)      (163,811)           12        103,774        (51,690)      344,259
       fund shares
    Realized gain distributions
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain (loss)                      (73,436)      (163,811)           12        103,774        (51,690)      344,259
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
       on investments                              33,689      2,676,239        10,150        436,106        278,258        34,037
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $     (40,599)$    2,487,958 $      10,479 $      527,661 $      228,491 $     372,199
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                                     0.30%         0.41%          0.03%          0.86%
                                                            =============  ============  =============  =============
                                                            =============  ============  =============  =============

INVESTMENT INCOME RATIO (2002)                                     0.31%                        0.04%          0.72%
                                                            =============                =============  =============
                                                            =============                =============  =============

INVESTMENT INCOME RATIO (2001)                                                                  0.79%          0.79%
                                                                                         =============  =============
                                                                                         =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                FEDERATED      GARTMORE     INVESCO VIF   INVESCO VIF     JP MORGAN       JANUS
                                                FUND FOR     DREYFUS GVIT   HIGH YIELD     TECHNOLOGY    SERIES TRUST     ASPEN
                                                  U.S.      MIDCAP MARKET    PORTFOLIO     PORTFOLIO       II SMALL      SERIES
                                               GOVERNMENT      II FUND                                   COMPANY FUND   BALANCED
                                              SECURITIES II                                                             PORTFOLIO
                                              -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                               $     582,462 $          856 $     201,513 $              $              $       2,701

EXPENSES:

    Mortality and expense risk                    111,510            939        18,887          4,592         15,598           500
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                      470,952            (83)      182,626         (4,592)       (15,598)        2,201
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of              (161,366)           117       311,279        103,559        574,057           471
       fund shares
    Realized gain distributions                    75,539
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain (loss)                      (85,827)           117       311,279        103,559        574,057           471
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
    (depreciation)
       on investments                            (151,557)        46,322       141,647        103,324         78,259         9,521
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               $     233,568 $       46,356 $     635,552 $      202,291 $      636,718 $      12,193
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                      3.50%          0.23%         6.89%                                       1.05%
                                              ============  =============  ============                                ============
                                              ============  =============  ============                                ============

INVESTMENT INCOME RATIO (2002)                      0.18%                       14.81%                         0.22%
                                              ============                 ============                 =============
                                              ============                 ============                 =============

INVESTMENT INCOME RATIO (2001)                                                  54.81%
                                                                           ============
                                                                           ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                               JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   OPPENHEIMER        PBHG       PIMCO VIT
                                                 SERIES     SERIES GROWTH     SERIES         GLOBAL       INSURANCE    HIGH YIELD
                                                FLEXIBLE       & INCOME      WORLDWIDE     SECURITIES    SERIES LARGE   PORTFOLIO
                                                 INCOME       PORTFOLIO       GROWTH        FUND/VA       CAP GROWTH
                                                PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                              -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                               $     779,174 $        7,451 $      20,303 $       23,402 $              $     356,347

EXPENSES:

    Mortality and expense risk                    109,738          4,285        13,531         29,855         10,570        33,529
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                      669,436          3,166         6,772         (6,453)       (10,570)      322,818
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               432,008          5,950       193,559      1,075,258        (49,036)      453,913
       fund shares
    Realized gain distributions
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain (loss)                      432,008          5,950       193,559      1,075,258        (49,036)      453,913
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
       on investments                            (260,940)       142,555       226,673        624,679        445,167       282,712
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               $     840,504 $      151,671 $     427,004 $    1,693,484 $      385,561 $   1,059,443
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                      4.72%          0.99%         0.90%          0.50%                        6.31%
                                              ============  =============  ============  =============                 ============
                                              ============  =============  ============  =============                 ============

INVESTMENT INCOME RATIO (2002)                      5.03%          2.27%         0.65%          0.35%                        2.03%
                                              ============  =============  ============  =============                 ============
                                              ============  =============  ============  =============                 ============

INVESTMENT INCOME RATIO (2001)                     11.03%          2.59%         0.57%
                                              ============  =============  ============
                                              ============  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                PIMCO VIT     SAFECO RST    SAFECO RST       SCHWAB      SCHWAB MONEY  SCHWAB S&P
                                              LOW DURATION   CORE EQUITY     SMALL CAP    MARKETTRACK       MARKET         500
                                                PORTFOLIO     PORTFOLIO        VALUE         GROWTH       PORTFOLIO     PORTFOLIO
                                                                             PORTFOLIO    PORTFOLIO II
                                              -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                               $      12,594 $        5,448 $       3,758 $       74,202 $      442,647 $     283,101

EXPENSES:

    Mortality and expense risk                      7,331          3,307           493         23,891        402,747       119,573
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME                               5,263          2,141         3,265         50,311         39,900       163,528
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of                (1,320)         1,054         6,537        (92,563)                  (1,163,130)
       fund shares
    Realized gain distributions                     4,553                        5,553
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain (loss)                        3,233          1,054        12,090        (92,563)                  (1,163,130)
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
       on investments                                 719        106,993        15,712        921,331                    5,557,925
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               $       9,215 $      110,188 $      31,067 $      879,079 $       39,900 $   4,558,323
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                      0.44%          1.04%         1.61%          1.55%          0.69%         1.48%
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============

INVESTMENT INCOME RATIO (2002)                                     1.67%                        2.59%          1.28%         1.69%
                                                            =============                =============  =============  ============
                                                            =============                =============  =============  ============

INVESTMENT INCOME RATIO (2001)                                     3.66%                        8.57%          2.50%         3.57%
                                                            =============                =============  =============  ============
                                                            =============                =============  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                               SCUDDER VIT   SCUDDER VIT    STRONG VIF     STRONG VIF   SCUDDER SVS I    SCUDDER
                                               EAFE EQUITY    SMALL CAP       MID-CAP     OPPORTUNITY      CAPITAL        SVS I
                                               INDEX FUND     INDEX FUND    GROWTH FUND     FUND II         GROWTH      SMALL CAP
                                                                                II                        PORTFOLIO      GROWTH
                                                                                                                        PORTFOLIO
                                              -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                               $      53,601 $       19,790 $             $        3,034 $        1,705 $

EXPENSES:

    Mortality and expense risk                     13,459         19,596        10,580         24,246          3,848         7,111
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)                       40,142            194       (10,580)       (21,212)        (2,143)       (7,111)
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               352,671        293,298       (75,397)       133,698        (22,975)      219,951
       fund shares
    Realized gain distributions
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Net realized gain (loss)                      352,671        293,298       (75,397)       133,698        (22,975)      219,951
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

    Change in net unrealized appreciation
       on investments                             373,320        819,414       493,024        893,409        159,465        66,777
                                              ------------  -------------  ------------  -------------  -------------  ------------
                                              ------------  -------------  ------------  -------------  -------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               $     766,133 $    1,112,906 $     407,047 $    1,005,895 $      134,347 $     279,617
                                              ============  =============  ============  =============  =============  ============
                                              ============  =============  ============  =============  =============  ============


INVESTMENT INCOME RATIO (2003)                      2.41%          0.60%                        0.08%          0.28%
                                              ============  =============                =============  =============
                                              ============  =============                =============  =============

INVESTMENT INCOME RATIO (2002)                      1.65%          0.81%                        0.48%          0.39%
                                              ============  =============                =============  =============
                                              ============  =============                =============  =============

INVESTMENT INCOME RATIO (2001)                                     2.38%
                                                            =============
                                                            =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    TOTAL SCHWAB
                                                                                                                     SIGNATURE
                                                                                                                      ANNUITY
                                                                                                                    -------------
                                                                                                                    -------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                                                                                          3,187,229

EXPENSES:

    Mortality and expense risk                                                                                         1,205,743
                                                                                                                    -------------
                                                                                                                    -------------


NET INVESTMENT INCOME                                                                                                  1,981,486
                                                                                                                    -------------
                                                                                                                    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                                                                               2,973,178
    Realized gain distributions                                                                                           85,645
                                                                                                                    -------------
                                                                                                                    -------------

    Net realized gain                                                                                                  3,058,823
                                                                                                                    -------------
                                                                                                                    -------------

    Change in net unrealized appreciation
       on investments                                                                                                 20,110,794
                                                                                                                    -------------
                                                                                                                    -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                                                         25,151,103
                                                                                                                    =============
                                                                                                                    =============









The accompanying notes are an integral part of these financial statements.                                            (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                              ALGER AMERICAN BALANCED       ALGER AMERICAN GROWTH        ALGER
                                                                     PORTFOLIO                    PORTFOLIO             AMERICAN
                                                                                                                         MIDCAP
                                                                                                                         GROWTH
                                                                                                                       PORTFOLIO
                                                            -----------------------------------------------------------------------
                                                                2003          2002           2003          2002           2003
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                                                                                 (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                          $       36,103 $       5,994 $      (17,948)$     (10,984)$       (1,219)
    Net realized gain (loss)                                     (14,858)      (18,992)      (324,669)     (295,950)         6,928
    Change in net realized appreciation (depreciation)
       on investments                                            497,913      (103,158)     1,059,293      (410,083)        36,897
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           519,158      (116,156)       716,676      (717,017)        42,606
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            258,291       355,292        527,961       715,550        855,028
    Redemptions                                                 (166,719)      (23,953)      (123,126)     (101,701)       (60,652)
    Transfers between subaccounts, net                         1,818,118     1,133,304      1,274,169       339,182      1,049,541
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                   1,909,690     1,464,643      1,679,004       953,031      1,843,917
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Total increase in net assets                               2,428,848     1,348,487      2,395,680       236,014      1,886,523

NET ASSETS:
    Beginning of period                                        1,883,804       535,317      1,688,364     1,452,350              0
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    End of period                                         $    4,312,652 $   1,883,804 $    4,084,044 $   1,688,364 $    1,886,523
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 324,155       213,535        500,402       272,959        180,018
    Units redeemed                                              (116,132)      (45,750)      (287,430)     (151,039)       (22,957)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Net increase                                                 208,023       167,785        212,972       121,920        157,061
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                               ALLIANCE VP GROWTH PORTFOLIO ALLIANCE VP GROWTH & INCOME    ALLIANCE BERNSTEIN VP
                                                                                     PORTFOLIO             REAL ESTATE INVESTMENT
                                                                                                                 PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                               ---------------------------  ---------------------------  ---------------------------
                                                  2003           2002          2003           2002          2003           2002
                                               ------------  -------------  ------------  -------------  ------------   ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)             $      (3,789)$       (1,187)$      13,955 $         (491)$     110,914  $      43,312
    Net realized gain (loss)                        45,716        (19,676)      (97,876)      (119,814)      209,287         53,549
    Change in net realized appreciation
       (depreciation)
       on investments                              114,993        (40,072)    1,588,762       (550,957)    1,442,903       (200,352)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                             156,920        (60,935)    1,504,841       (671,262)    1,763,104       (103,491)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               50,382         65,642       752,633      1,204,634       826,299      1,918,161
    Redemptions                                    (70,723)        (4,222)     (322,701)       (70,299)     (527,608)      (111,736)
    Transfers between subaccounts, net             635,190        127,800     2,868,472      1,220,851     2,503,354      1,309,534
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase in net assets resulting from
       contract transactions                       614,849        189,220     3,298,404      2,355,186     2,802,045      3,115,959
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Total increase in net assets                   771,769        128,285     4,803,245      1,683,924     4,565,149      3,012,468

NET ASSETS:
    Beginning of period                            256,910        128,625     3,311,520      1,627,596     3,724,507        712,039
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    End of period                            $   1,028,679 $      256,910 $   8,114,765 $    3,311,520 $   8,289,656  $   3,724,507
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   148,295         47,773       511,863        398,248       513,472        435,652
    Units redeemed                                 (67,440)       (20,826)     (131,128)      (115,968)     (296,970)      (169,405)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Net increase                                    80,855         26,947       380,735        282,280       216,502        266,247
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AMERICAN
                                                                                         CENTURY VP
                                                               ALLIANCE BERNSTEIN VP      BALANCED      AMERICAN CENTURY VP INCOME
                                                              UTILITY INCOME PORTFOLIO    PORTFOLIO       & GROWTH IVP PORTFOLIO
                                                            -----------------------------------------------------------------------
                                                            ---------------------------  -------------  ---------------------------
                                                                2003          2002           2003          2003           2002
                                                            -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                                      (1)           (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                          $        5,241 $         (28)$         (533)$        (149)$         (147)
    Net realized gain (loss)                                       3,667          (440)         3,563        11,997        (44,823)
    Change in net realized appreciation (depreciation)
       on investments                                             61,697           (89)        17,863       379,199        (21,623)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                            70,605          (557)        20,893       391,047        (66,593)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                             53,813                      135,265       407,563        221,505
    Redemptions                                                   (2,056)                        (335)     (101,214)       (20,967)
    Transfers between subaccounts, net                           486,082        66,915        277,719     1,478,505        396,010
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                     537,839        66,915        412,649     1,784,854        596,548
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Total increase in net assets                                 608,444        66,358        433,542     2,175,901        529,955

NET ASSETS:
    Beginning of period                                           66,358             0              0       612,809         82,854
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    End of period                                         $      674,802 $      66,358 $      433,542 $   2,788,710 $      612,809
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  52,638        10,944         44,696       313,473        100,832
    Units redeemed                                                (5,625)       (4,731)        (4,340)     (111,772)       (27,918)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Net increase                                                  47,013         6,213         40,356       201,701         72,914
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============


(1) The portfolio commenced operations on September 30, 2002. (2) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                            AMERICAN
                                                                           CENTURY VP
                                                   AMERICAN CENTURY VP       VALUE       BARON CAPITAL     BERGER IPT-SMALL COMPANY
                                                 INTERNATIONAL PORTFOLIO   PORTFOLIO      ASSET FUND              GROWTH FUND
                                               -------------------------------------------------------------------------------------
                                               ---------------------------  ------------  -------------  ---------------------------
                                                  2003           2002          2003           2003          2003           2002
                                               ------------  -------------  ------------  -------------  ------------   ------------
Schwab Signature Annuity:                                                       (1)           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                      $      (2,358)$       (5,373)$        (876)$         (830)$        (852) $      (6,092)
    Net realized gain (loss)                       373,723        192,385         2,464          2,535       (73,436)      (469,799)
    Change in net realized appreciation
    (depreciation)
       on investments                              267,100        (44,358)       58,696         20,548        33,689       (101,403)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                             638,465        142,654        60,284         22,253       (40,599)      (577,294)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                              507,751      2,747,992       513,388        403,816           476        250,767
    Redemptions                                   (120,083)    (4,966,584)       (5,002)       (10,810)     (376,659)      (100,994)
    Transfers between subaccounts, net           1,047,473      2,501,681       882,892        336,940      (338,464)       104,731
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     1,435,141        283,089     1,391,278        729,946      (714,647)       254,504
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Total increase (decrease) in net assets      2,073,606        425,743     1,451,562        752,199      (755,246)      (322,790)

NET ASSETS:
    Beginning of period                          1,280,475        854,732             0              0       755,246      1,078,036
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    End of period                            $   3,354,081 $    1,280,475 $   1,451,562 $      752,199 $           0  $     755,246
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 3,099,553     10,428,846       130,331         80,031        14,722      2,129,841
    Units redeemed                              (2,891,061)   (10,336,464)       (4,247)       (15,658)     (202,063)    (2,077,255)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Net increase (decrease)                        208,492         92,382       126,084         64,373      (187,341)        52,586
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============

(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           DREYFUS
                                                             DELAWARE GPF PREMIUM SMALL  MIDCAP STOCK    DREYFUS VIF DEVELOPING
                                                             CAP VALUE SERIES PORTFOLIO   PORTFOLIO         LEADERS PORTFOLIO
                                                            -----------------------------------------------------------------------
                                                            ---------------------------  -------------  ---------------------------
                                                                2003          2002           2003          2003           2002
                                                            -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                          $      (24,470)$      (9,940)$          317 $     (12,219)$       (9,899)
    Net realized gain (loss)                                    (163,811)        9,422             12       103,774       (432,657)
    Change in net realized appreciation (depreciation)
       on investments                                          2,676,239      (402,832)        10,150       436,106            312
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                         2,487,958      (403,350)        10,479       527,661       (442,244)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            853,189       744,102        164,185       173,436        799,195
    Redemptions                                                 (878,369)     (192,656)                    (141,215)      (419,191)
    Transfers between subaccounts, net                         4,468,309     3,136,677        171,452       263,068        784,884
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                   4,443,129     3,688,123        335,637       295,289      1,164,888
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Total increase in net assets                               6,931,087     3,284,773        346,116       822,950        722,644

NET ASSETS:
    Beginning of period                                        4,221,823       937,050              0     1,499,863        777,219
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    End of period                                         $   11,152,910 $   4,221,823 $      346,116 $   2,322,813 $    1,499,863
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 589,167       499,006         29,735       138,734        977,568
    Units redeemed                                              (209,813)     (165,500)             0      (104,207)      (866,115)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Net increase                                                 379,354       333,506         29,735        34,527        111,453
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                            DREYFUS VIF GROWTH & INCOME  FEDERATED INTERNATIONAL EQUITY   FEDERATED FUND FOR U.S.
                                                     PORTFOLIO                   PORTFOLIO               GOVERNMENT SECURITIES II
                                              -------------------------------------------------------------------------------------
                                              ---------------------------  ---------------------------  ---------------------------
                                                 2003           2002          2003           2002          2003           2002
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------
Schwab Signature Annuity:                                                                                                  (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)            $       1,923 $          222 $      (6,097)$       (7,203)$     470,952  $     (22,759)
    Net realized gain (loss)                      (51,690)       (38,769)      344,259        568,165       (85,827)       225,377
    Change in net realized appreciation
    (depreciation)
       on investments                             278,258       (119,817)       34,037          3,927      (151,557)       169,256
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                            228,491       (158,364)      372,199        564,889       233,568        371,874
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                             103,652        253,657       394,555      2,463,735     2,039,025      4,730,729
    Redemptions                                   (77,632)       (16,681)      (48,690)    (4,840,227)   (1,623,097)      (452,597)
    Transfers between subaccounts, net            296,895        347,512       235,756      2,065,427     1,429,817      8,950,156
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                      322,915        584,488       581,621       (311,065)    1,845,745     13,228,288
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Total increase in net assets                  551,406        426,124       953,820        253,824     2,079,313     13,600,162

NET ASSETS:
    Beginning of period                           700,883        274,759       267,821         13,997    13,600,162              0
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    End of period                           $   1,252,289 $      700,883 $   1,221,641 $      267,821 $  15,679,475  $  13,600,162
                                              ============  =============  ============  =============  ============   ============
                                              ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   86,519         98,363     4,039,727     16,245,780     1,515,238      2,066,174
    Units redeemed                                (45,108)       (26,509)   (3,935,393)   (16,203,153)   (1,339,844)      (793,183)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Net increase                                   41,411         71,854       104,334         42,627       175,394      1,272,991
                                              ============  =============  ============  =============  ============   ============
                                              ============  =============  ============  =============  ============   ============


(1) The portfolio commenced operations on March 1, 2002.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                              GARTMORE
                                                            DREYFUS GVIT
                                                           MIDCAP MARKET       INVESCO HIGH YIELD        INVESCO VIF TECHNOLOGY
                                                              II FUND               PORTFOLIO                  PORTFOLIO
                                                           ------------------------------------------  ---------------------------
                                                           -------------  ---------------------------  ---------------------------
                                                               2003          2003           2002          2003           2002
                                                           -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                      (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $          (83)$     182,626 $      182,779 $      (4,592)$       (1,761)
    Net realized gain (loss)                                        117       311,279        (71,035)      103,559       (150,174)
    Change in net realized appreciation
    (depreciation)
       on investments                                            46,322       141,647        (88,252)      103,324        (24,856)
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           46,356       635,552         23,492       202,291       (176,791)
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           268,188       209,426        675,854        68,417        297,265
    Redemptions                                                     (59)     (297,316)       (65,165)      (57,510)       (97,933)
    Transfers between subaccounts, net                          823,382       963,750        344,423       761,101        (78,410)
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                  1,091,511       875,860        955,112       772,008        120,922
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Total increase (decrease) in net assets                   1,137,867     1,511,412        978,604       974,299        (55,869)

NET ASSETS:
    Beginning of period                                               0     1,779,766        801,162       257,947        313,816
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    End of period                                        $    1,137,867 $   3,291,178 $    1,779,766 $   1,232,246 $      257,947
                                                           =============  ============  =============  ============  =============
                                                           =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 96,511     1,516,763        507,789       417,397        511,043
    Units redeemed                                                 (870)   (1,411,721)      (386,702)     (264,139)      (486,797)
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Net increase                                                 95,641       105,042        121,087       153,258         24,246
                                                           =============  ============  =============  ============  =============
                                                           =============  ============  =============  ============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         JANUS ASPEN
                                                                                            SERIES
                                                             JP MORGAN SERIES TRUST II     BALANCED     JANUS ASPEN SERIES FLEXIBLE
                                                                 SMALL COMPANY FUND       PORTFOLIO          INCOME PORTFOLIO
                                                            -----------------------------------------------------------------------
                                                            ---------------------------  -------------  ---------------------------
                                                                2003          2002           2003          2003           2002
                                                            -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                          $      (15,598)$      (6,970)$        2,201 $     669,436 $      393,930
    Net realized gain (loss)                                     574,057      (326,403)           471       432,008         68,566
    Change in net realized appreciation
       on investments                                             78,259       (73,263)         9,521      (260,940)       444,767
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           636,718      (406,636)        12,193       840,504        907,263
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          1,910,662       294,102        170,360     1,731,187      2,641,920
    Redemptions                                                  (54,338)      (58,068)        (2,250)   (1,025,961)      (614,379)
    Transfers between subaccounts, net                           295,706       105,147        146,754     1,714,159      4,503,236
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                   2,152,030       341,181        314,864     2,419,385      6,530,777
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Total increase (decrease) in net assets                    2,788,748       (65,455)       327,057     3,259,889      7,438,040

NET ASSETS:
    Beginning of period                                        1,289,709     1,355,164              0    12,699,619      5,261,579
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    End of period                                         $    4,078,457 $   1,289,709 $      327,057 $  15,959,508 $   12,699,619
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               1,110,692       636,427         32,898       913,691      1,155,583
    Units redeemed                                              (884,268)     (605,561)        (1,795)     (691,068)      (549,094)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Net increase                                                 226,424        30,866         31,103       222,623        606,489
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                             JANUS ASPEN SERIES GROWTH &  JANUS ASPEN SERIES WORLDWIDE OPPENHEIMER GLOBAL SECURITIES
                                                    INCOME PORTFOLIO               GROWTH PORTFOLIO             FUND/VA
                                               -------------------------------------------------------------------------------------
                                               ---------------------------  ---------------------------  ---------------------------
                                                  2003           2002          2003           2002          2003           2002
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------
Schwab Signature Annuity:                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)             $       3,166 $        2,766 $       6,772 $          (56)$      (6,453) $      (5,745)
    Net realized gain (loss)                         5,950        (58,573)      193,559       (223,834)    1,075,258       (334,851)
    Change in net realized appreciation
    (depreciation)
       on investments                              142,555        (20,423)      226,673        (83,139)      624,679        (88,077)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                             151,671        (76,230)      427,004       (307,029)    1,693,484       (428,673)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                              323,791         30,853       390,382        883,127       692,952        827,346
    Redemptions                                    (13,557)       (16,465)      (83,747)    (2,311,071)     (501,565)       (61,129)
    Transfers between subaccounts, net             304,396        100,215       243,726      2,078,397     2,609,640      1,669,270
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase in net assets resulting from
       contract transactions                       614,630        114,603       550,361        650,453     2,801,027      2,435,487
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Total increase in net assets                   766,301         38,373       977,365        343,424     4,494,511      2,006,814

NET ASSETS:
    Beginning of period                            235,735        197,362     1,699,443      1,356,019     2,578,124        571,310
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    End of period                            $   1,002,036 $      235,735 $   2,676,808 $    1,699,443 $   7,072,635  $   2,578,124
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   141,199         57,118     1,403,984     13,246,894     3,634,493      1,698,702
    Units redeemed                                 (49,540)       (38,005)   (1,342,609)   (13,135,749)   (3,315,097)    (1,407,209)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Net increase                                    91,659         19,113        61,375        111,145       319,396        291,493
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============


(1) Fund name changed from Berger IPT-Large Cap Growth Fund

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                           PBHG INSURANCE SERIES LARGE     PIMCO VIT HIGH YIELD       PIMCO VIT
                                                               CAP GROWTH PORTFOLIO             PORTFOLIO                LOW
                                                                                                                       DURATION
                                                                                                                      PORTFOLIO
                                                           --------------------------------------------------------  -------------
                                                           ---------------------------  ---------------------------  -------------
                                                               2003          2002           2003          2002           2003
                                                           -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                                                                  (1)           (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $      (10,570)$      (3,143)$      322,818 $       2,692 $        5,263
    Net realized gain (loss)                                    (49,036)      (48,700)       453,913         4,642          3,233
    Change in net realized appreciation (depreciation)
       on investments                                           445,167      (100,683)       282,712         1,187            719
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                          385,561      (152,526)     1,059,443         8,521          9,215
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           125,365       171,796      1,599,251       187,754      3,632,468
    Redemptions                                                (146,528)       (8,827)    (6,360,602)      (24,898)       (54,389)
    Transfers between subaccounts, net                          773,631       399,600     11,349,209       119,955      3,148,131
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                    752,468       562,569      6,587,858       282,811      6,726,210
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Total increase in net assets                              1,138,029       410,043      7,647,301       291,332      6,735,425

NET ASSETS:
    Beginning of period                                         838,993       428,950        291,332             0              0
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    End of period                                        $    1,977,022 $     838,993 $    7,938,633 $     291,332 $    6,735,425
                                                           =============  ============  =============  ============  =============
                                                           =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                451,673       122,116      2,565,085       142,655        870,877
    Units redeemed                                             (340,707)      (31,396)    (1,970,214)     (115,807)      (192,060)
                                                           -------------  ------------  -------------  ------------  -------------
                                                           -------------  ------------  -------------  ------------  -------------

    Net increase                                                110,966        90,720        594,871        26,848        678,817
                                                           =============  ============  =============  ============  =============
                                                           =============  ============  =============  ============  =============


(1) The portfolio commenced operations on September 30, 2002. (2) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        SAFECO RST
                                                                                        SMALL CAP
                                                               SAFECO RST CORE EQUITY     VALUE          SCHWAB MARKETTRACK GROWTH
                                                                     PORTFOLIO          PORTFOLIO               PORTFOLIO II
                                                            -----------------------------------------------------------------------
                                                            ---------------------------  -------------  ---------------------------
                                                                2003          2002           2003          2003           2002
                                                            -------------  ------------  -------------  ------------  -------------
Schwab Signature Annuity:                                                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                 $        2,141 $       1,799 $        3,265 $      50,311 $       24,006
    Net realized gain (loss)                                       1,054       (41,008)        12,090       (92,563)       (23,057)
    Change in net realized appreciation (depreciation)
       on investments                                            106,993       (28,186)        15,712       921,331       (202,464)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           110,188       (67,395)        31,067       879,079       (201,515)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                             58,206        83,444        295,329     2,560,542        751,399
    Redemptions                                                  (11,250)                      (2,557)      (62,994)       (49,342)
    Transfers between subaccounts, net                           222,671       150,029        389,187     1,118,477        576,925
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Increase in net assets resulting from
       contract transactions                                     269,627       233,473        681,959     3,616,025      1,278,982
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Total increase in net assets                                 379,815       166,078        713,026     4,495,104      1,077,467

NET ASSETS:
    Beginning of period                                          244,892        78,814              0     2,035,263        957,796
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    End of period                                         $      624,707 $     244,892 $      713,026 $   6,530,367 $    2,035,263
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  95,593        54,259         71,512       519,838        181,729
    Units redeemed                                               (60,107)      (27,376)       (13,012)     (145,859)       (26,844)
                                                            -------------  ------------  -------------  ------------  -------------
                                                            -------------  ------------  -------------  ------------  -------------

    Net increase                                                  35,486        26,883         58,500       373,979        154,885
                                                            =============  ============  =============  ============  =============
                                                            =============  ============  =============  ============  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                              SCHWAB MONEY MARKET PORTFOLIO SCHWAB S&P 500 PORTFOLIO   SCUDDER VIT EAFE EQUITY INDEX
                                                                                                                    FUND
                                              --------------------------------------------------------  ---------------------------
                                              ---------------------------  ---------------------------  ---------------------------
                                                 2003           2002          2003           2002          2003           2002
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                   $      39,900 $      224,963 $     163,528 $       86,614 $      40,142  $      11,798
    Net realized gain (loss)                                                (1,163,130)      (738,100)      352,671            957
    Change in net realized appreciation
    (depreciation)
       on investments                                                        5,557,925     (1,527,207)      373,320        (17,364)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                             39,900        224,963     4,558,323     (2,178,693)      766,133         (4,609)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                         106,263,776    104,479,922     2,844,751      4,365,468       655,421        582,789
    Redemptions                               (54,929,073)   (17,214,502)   (1,832,722)      (860,987)     (216,853)    (2,412,295)
    Transfers between subaccounts, net        (70,094,847)   (41,102,214)   12,305,076      3,787,968     1,069,895      2,670,281
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                  (18,760,144)    46,163,206    13,317,105      7,292,449     1,508,463        840,775
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Total increase (decrease) in net assets   (18,720,244)    46,388,169    17,875,428      5,113,756     2,274,596        836,166

NET ASSETS:
    Beginning of period                        69,499,796     23,111,627    10,790,588      5,676,832     1,190,912        354,746
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    End of period                           $  50,779,552 $   69,499,796 $  28,666,016 $   10,790,588 $   3,465,508  $   1,190,912
                                              ============  =============  ============  =============  ============   ============
                                              ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                               22,186,552     42,793,549     2,565,358      1,616,988     6,411,249      4,786,536
    Units redeemed                            (24,005,086)   (38,266,941)     (970,201)      (714,096)   (6,195,665)    (4,643,589)
                                              ------------  -------------  ------------  -------------  ------------   ------------
                                              ------------  -------------  ------------  -------------  ------------   ------------

    Net increase (decrease)                    (1,818,534)     4,526,608     1,595,157        902,892       215,584        142,947
                                              ============  =============  ============  =============  ============   ============
                                              ============  =============  ============  =============  ============   ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                             SCUDDER VIT SMALL CAP INDEX  STRONG VIF MID-CAP GROWTH   STRONG VIF OPPORTUNITY FUND II
                                                          FUND                      FUND II
                                               -------------------------------------------------------------------------------------
                                               ---------------------------  ---------------------------  ---------------------------
                                                  2003           2002          2003           2002          2003           2002
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)             $         194 $        1,913 $     (10,580)$       (5,924)$     (21,212) $      (4,293)
    Net realized gain (loss)                       293,298       (356,012)      (75,397)      (135,806)      133,698       (366,411)
    Change in net realized appreciation
    (depreciation)
       on investments                              819,414        (19,362)      493,024       (284,018)      893,409       (396,293)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase (decrease) in net assets
    resulting
       from operations                           1,112,906       (373,461)      407,047       (425,748)    1,005,895       (766,997)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

CONTRACT TRANSACTIONS:
    Purchase payments                              525,456        632,685       173,040        204,080       337,354        840,046
    Redemptions                                    (60,542)      (109,798)     (300,745)       (27,141)     (477,903)       (66,323)
    Transfers between subaccounts, net           1,982,416        517,638       587,027        569,747     1,393,438        679,079
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Increase in net assets resulting from
       contract transactions                     2,447,330      1,040,525       459,322        746,686     1,252,889      1,452,802
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Total increase in net assets                 3,560,236        667,064       866,369        320,938     2,258,784        685,805

NET ASSETS:
    Beginning of period                          1,458,923        791,859     1,016,266        695,328     2,275,605      1,589,800
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    End of period                            $   5,019,159 $    1,458,923 $   1,882,635 $    1,016,266 $   4,534,389  $   2,275,605
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   408,624        705,194       264,117        186,515       846,269        332,074
    Units redeemed                                (162,383)      (600,492)     (186,807)       (69,095)     (700,629)      (169,913)
                                               ------------  -------------  ------------  -------------  ------------   ------------
                                               ------------  -------------  ------------  -------------  ------------   ------------

    Net increase                                   246,241        104,702        77,310        117,420       145,640        162,161
                                               ============  =============  ============  =============  ============   ============
                                               ============  =============  ============  =============  ============   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                          At December 31, 2003                 For the year ended   For the year or
                                                                                                                      period ended
                                                                                               Decemger 31, 2003   December 31, 2003
                                                      --------------------------------------   -------------------------------------
                                                      --------------------------------------   ------------------     --------------
                                                       Units   Unit Fair Value      Net Assets Expense Ratio          Total Return
Schwab Signature Annuity:                              (000s)  lowest to highest    (000s)     lowest to highest   lowest to highest
                                                      -------  ----------------    ---------   ------------------     --------------
                                                      -------  ----------------    ---------   ------------------     --------------
ALGER AMERICAN BALANCED PORTFOLIO                        431   $ 9.98 to  10.57   $   4,313    0.65%   to  0.85 %    5.72 % to 18.2%
ALGER AMERICAN GROWTH PORTFOLIO                          498   $ 7.94 to  11.42   $   4,084    0.65%   to  0.85 %    14.18% to 34.2%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO                   157   $ 12.00to  12.01   $   1,887    0.65%   to  0.85 %    20.02% to 20.1%
ALLIANCE VP GROWTH PORTFOLIO                             123   $ 8.21 to  11.45   $   1,029    0.65%   to  0.85 %    14.54% to 34.1%
ALLIANCE VP GROWTH & INCOME PORTFOLIO                    836   $ 9.56 to  11.20   $   8,115    0.65%   to  0.85 %    12.02% to 31.6%
ALLIANCE BERNSTEIN VP REAL ESTATE INVESTMENT PORTFOLIO   547   $ 12.17to  15.59   $   8,290    0.65%   to  0.85 %    21.75% to 38.4%
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO            53   $ 10.79to  12.72   $     675    0.65%   to  0.85 %    7.92 % to 19.1%
AMERICAN CENTURY VP BALANCED PORTFOLIO                    40   $ 10.73to  10.75   $     434    0.65%   to  0.85 %    7.33 % to 7.46%
AMERICAN CENTURY VP INCOME & GROWTH IV PORTFOLIO         283   $ 9.62 to  11.37   $   2,789    0.65%   to  0.85 %    13.73% to 28.5%
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO              404   $ 8.09 to  11.59   $   3,354    0.65%   to  0.85 %    15.94% to 23.7%
AMERICAN CENTURY VP VALUE PORTFOLIO                      126   $ 11.50to  11.52   $   1,452    0.65%   to  0.85 %    15.04% to 15.1%
BARON CAPITAL ASSET FUND                                  64   $ 11.68to  11.69   $     752    0.65%   to  0.85 %    16.78% to 16.9%
DELAWARE GPF PREMIUM SMALL CAP VALUE SERIES  PORTFOLIO   800   $ 12.11to  14.15   $  11,153    0.65%   to  0.85 %    21.07% to 41.0%
DREYFUS MIDCAP STOCK PORTFOLIO                            30   $ 11.63to  11.64   $     346    0.65%   to  0.85 %    16.32% to 16.4%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO                 225   $ 10.26to  11.83   $   2,323    0.65%   to  0.85 %    18.25% to 30.8%
DREYFUS VIF GROWTH & INCOME PORTFOLIO                    143   $ 8.69 to  11.20   $   1,252    0.65%   to  0.85 %    12.02% to 25.7%
FEDERATED INTERNATIONAL EQUITY FUND II                   149   $ 7.91 to  11.95   $   1,222    0.65%   to  0.85 %    19.55% to 31.1%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II       1,448   $ 9.93 to  10.87   $  15,679    0.65%   to  0.85 %    (0.72% to 1.70%
GARTMORE DREYFUS GVIT MIDCAP MARKET II FUND               96   $ 11.89to  11.90   $   1,138    0.65%   to  0.85 %    18.88% to 19.0%
INVESCO VIF HIGH YIELD PORTFOLIO                         322   $ 10.17to  10.99   $   3,291    0.65%   to  0.85 %    9.92 % to 24.2%
INVESCO VIF TECHNOLOGY PORTFOLIO                         221   $ 5.48 to  12.11   $   1,232    0.65%   to  0.85 %    21.05% to 44.1%
JP MORGAN SERIES TRUST II SMALL COMPANY FUND             396   $ 10.28to  12.24   $   4,078    0.65%   to  0.85 %    22.44% to 35.1%
JANUS ASPEN SERIES BALANCED PORTFOLIO                     31   $ 10.51to  10.52   $     327    0.65%   to  0.85 %    5.10 % to 5.21%
JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO           1,335   $ 9.86 to  12.08   $  15,960    0.65%   to  0.85 %    (1.40% to 5.70%
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO             134   $ 6.93 to  11.17   $   1,002    0.65%   to  0.85 %    11.71% to 25.5%
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO            333   $ 7.71 to  11.43   $   2,677    0.65%   to  0.85 %    14.34% to 23.1%
OPPENHEIMER GLOBAL SECURITIES FUND/VA                    671   $ 10.41to  12.58   $   7,073    0.65%   to  0.85 %    25.82% to 42.1%
PBHG INSURANCE SERIES LARGE CAP GROWTH PORTFOLIO         252   $ 7.72 to  11.33   $   1,977    0.65%   to  0.85 %    13.28% to 30.3%
PIMCO VIT HIGH YIELD PORTFOLIO                           622   $ 10.61to  13.25   $   7,939    0.65%   to  0.85 %    6.08 % to 22.1%
PIMCO VIT LOW DURATION PORTFOLIO                         679   $ 9.91 to  9.93    $   6,735    0.65%   to  0.85 %   (0.86% to (0.7%)
SAFECO RST CORE EQUITY PORTFOLIO                          71   $ 8.61 to  11.06   $     625    0.65%   to  0.85 %    10.55% to 23.9%
SAFECO RST SMALL CAP VALUE PORTFOLIO                      59   $ 12.18to  12.19   $     713    0.65%   to  0.85 %    21.78% to 21.9%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II                   630   $ 10.02to  11.32   $   6,530    0.65%   to  0.85 %    13.21% to 26.1%
SCHWAB MONEY MARKET PORTFOLIO                          4,985   $ 9.99 to  10.23   $  50,780    0.65%   to  0.85 %    (0.12% to 0.09%
SCHWAB S&P 500 PORTFOLIO                               3,113   $ 9.05 to  11.28   $  28,666    0.65%   to  0.85 %    12.83% to 27.3%
SCUDDER VIT EAFE EQUITY INDEX FUND                       402   $ 8.47 to  12.02   $   3,466    0.65%   to  0.85 %    20.17% to 32.4%
SCUDDER VIT SMALL CAP INDEX FUND                         429   $ 11.59to  12.39   $   5,019    0.65%   to  0.85 %    23.94% to 45.4%
STRONG VIF MID-CAP GROWTH FUND II                        281   $ 6.64 to  10.93   $   1,883    0.65%   to  0.85 %    9.33 % to 33.3%
STRONG VIF OPPORTUNITY FUND II                           475   $ 9.39 to  11.63   $   4,534    0.65%   to  0.85 %    16.25% to 36.1%
SCUDDER SVS I CAPITAL GROWTH PORTFOLIO                   111   $ 7.75 to  11.12   $     888    0.65%   to  0.85 %    11.19% to 26.0%
SCUDDER SVS I SMALL CAP GROWTH PORTFOLIO                 215   $ 7.47 to  11.40   $   1,658    0.65%   to  0.85 %    14.01% to 32.0%

                                    ALGER AMERICAN BALANCED PORTFOLIO  ALGER AMERICAN GROWTH PORTFOLIO  ALLIANCE VP GROWTH PORTFOLIO
                                     -------------------------------   -------------------------------  ----------------------------
                                     -------------------------------   -------------------------------  ----------------------------
Schwab Signature Annuity:
Expenses as a % of net assets            0.65             0.70             0.65            0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 8.45           $ 8.45           $ 5.92          $ 5.92           $ 6.13        $ 6.12
 Number of Units Outstanding                53,444          169,538          147,192         137,994            8,011        33,931
 Net Assets (000's)                          $ 452          $ 1,432            $ 872           $ 816             $ 49         $ 208
 Total Return                              (15.50%)         (15.50%)         (40.80%)        (40.80%)         (38.70%)      (38.80%)

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 9.70           $ 9.70           $ 8.90          $ 8.89           $ 8.58        $ 8.58
 Number of Units Outstanding                10,478           44,719          110,022          53,244            3,673        11,322
 Net Assets (000's)                          $ 102            $ 434            $ 979           $ 474             $ 32          $ 97
 Total Return                               (3.00%)          (3.00%)         (11.00%)        (11.10%)         (14.20%)      (14.20%)

                                      ALLIANCE VP GROWTH & INCOME       ALLIANCE BERNSTEIN VP REAL     ALLIANCE BERNSTEIN VP UTILITY
                                               PORTFOLIO                ESTATE INVESTMENT PORTFOLIO         INCOME PORTFOLIO
                                     -----------------------------------------------------------------------------------------------
                                     -------------------------------  -------------------------------   ----------------------------

Expenses as a % of net assets            0.65             0.70             0.65            0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 7.27           $ 7.26          $ 11.27         $ 11.26          $ 10.68      $ 10.68
 Number of Units Outstanding               240,038          215,640          218,785         111,891              360        5,853
 Net Assets (000's)                        $ 1,745          $ 1,567          $ 2,465         $ 1,260              $ 4         $ 62
 Total Return                              (27.30%)         (27.40%)          12.70%          12.60%            6.80%        6.80%

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 9.39           $ 9.38          $ 11.05         $ 11.05
 Number of Units Outstanding                98,944           74,454           48,102          16,327
 Net Assets (000's)                          $ 929            $ 699            $ 532           $ 180
 Total Return                               (6.10%)          (6.20%)          10.50%          10.50%

                                                                                                                        (Continued)

                                        AMERICAN CENTURY VP INCOME &           AMERICAN CENTURY VP        DELAWARE GPF PREMIUM SMALL
                                            GROWTH IV PORTFOLIO             INTERNATIONAL PORTFOLIO            CAP VALUE SERIES
                                     -----------------------------------------------------------------------------------------------
                                     --------------------------------  --------------------------------   --------------------------
Schwab Signature Annuity:

Expenses as a % of net assets             0.65             0.70             0.65             0.70             0.65           0.70

               2002

-----------------------------------
-----------------------------------
 Ending Unit Value                           $ 7.50           $ 7.49           $ 6.55           $ 6.54          $ 10.03     $ 10.02
 Number of Units Outstanding                 35,723           46,045          111,688           84,012          173,852     247,190
 Net Assets (000's)                           $ 268            $ 345            $ 731            $ 549          $ 1,744     $ 2,478
 Total Return                               (25.00%)         (25.10%)         (34.50%)         (34.60%)           0.30%       0.20%

               2001

-----------------------------------
-----------------------------------
 Ending Unit Value                           $ 9.36           $ 9.36           $ 8.27           $ 8.27          $ 10.71     $ 10.70
 Number of Units Outstanding                  3,158            5,696           76,030           27,288           58,778      28,758
 Net Assets (000's)                            $ 30             $ 53            $ 629            $ 226            $ 629       $ 308
 Total Return                                (6.40%)          (6.40%)         (17.30%)         (17.30%)           7.10%       7.00%

                                       DREYFUS VIF DEVELOPING LEADERS      DREYFUS VIF GROWTH & INCOME       FEDERATED INTERNATIONAL
                                                 PORTFOLIO                         PORTFOLIO                      EQUITY FUND II
                                     -----------------------------------------------------------------------------------------------
                                     --------------------------------  --------------------------------   --------------------------

Expenses as a % of net assets             0.65             0.70             0.65             0.70             0.65            0.70

               2002

-----------------------------------
-----------------------------------
 Ending Unit Value                           $ 7.87           $ 7.85           $ 6.92           $ 6.92           $ 6.03      $ 6.03
 Number of Units Outstanding                 99,056           91,862           49,093           52,219           14,363      30,044
 Net Assets (000's)                           $ 779            $ 721            $ 340            $ 361             $ 87       $ 181
 Total Return                               (21.30%)         (21.50%)         (30.80%)         (30.80%)         (39.70%)    (39.70%)

               2001

-----------------------------------
-----------------------------------
 Ending Unit Value                           $ 9.79           $ 9.77           $ 9.33           $ 9.33           $ 7.86      $ 7.86
 Number of Units Outstanding                 46,287           33,176           10,283           19,175                2       1,778
 Net Assets (000's)                           $ 453            $ 324             $ 96            $ 179              $ -        $ 14
 Total Return                                (2.10%)          (2.30%)          (6.70%)          (6.70%)         (21.40%)    (21.40%)

                                                                                                                         (Continued)

                                         FEDERATED FUND FOR U.S.          INVESCO VIF HIGH YIELD            INVESCO VIF TECHNOLOGY
                                        GOVERNMENT SECURITIES II                PORTFOLIO                         PORTFOLIO
                                    -----------------------------------------------------------------   ----------------------------
                                    --------------------------------  -------------------------------   ----------------------------
Schwab Signature Annuity:

Expenses as a % of net assets            0.65             0.70            0.65             0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                         $ 10.69          $ 10.68          $ 8.20           $ 8.19           $ 3.81        $ 3.79
 Number of Units Outstanding               396,638          876,353         155,933           61,147           50,271        17,597
 Net Assets (000's)                        $ 4,239          $ 9,361         $ 1,279            $ 501            $ 191          $ 67
 Total Return                                6.90%            6.80%         (18.00%)         (18.10%)         (61.90%)      (62.10%)

              2001

----------------------------------
----------------------------------
 Ending Unit Value                                                           $ 8.34           $ 8.36           $ 7.19        $ 7.19
 Number of Units Outstanding                                                 60,110           35,883           35,530         8,092
 Net Assets (000's)                                                           $ 501            $ 300            $ 256          $ 58
 Total Return                                                               (16.60%)         (16.40%)         (28.10%)      (28.10%)

                                     JP MORGAN SERIES TRUST II SMALL     JANUS ASPEN SERIES FLEXIBLE    JANUS ASPEN SERIES WORLDWIDE
                                              COMPANY FUND                    INCOME PORTFOLIO                 GROWTH PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    --------------------------------  -------------------------------   ----------------------------

Expenses as a % of net assets            0.65             0.70            0.65             0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 7.62           $ 7.62         $ 11.43          $ 11.42           $ 6.27        $ 6.26
 Number of Units Outstanding                75,297           93,967         466,619          645,422          120,211       151,128
 Net Assets (000's)                          $ 574            $ 716         $ 5,331          $ 7,369            $ 753         $ 946
 Total Return                              (23.80%)         (23.80%)         14.30%           14.20%          (37.30%)      (37.40%)

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 9.79           $ 9.79         $ 10.41          $ 10.41           $ 8.47        $ 8.46
 Number of Units Outstanding                73,404           64,994         229,005          276,547           99,987        60,207
 Net Assets (000's)                          $ 719            $ 636         $ 2,384          $ 2,878            $ 846         $ 510
 Total Return                               (2.10%)          (2.10%)          4.10%            4.10%          (15.30%)      (15.40%)

                                                                                                                         (Continued)


                                      OPPENHEIMER GLOBAL SECURITIES    PBHG INSURANCE SERIES LARGE CAP       PIMCO VIT HIGH YIELD
                                                 FUND/VA                      GROWTH PORTFOLIO                    PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
                                    --------------------------------  -------------------------------   ----------------------------
Schwab Signature Annuity:

Expenses as a % of net assets            0.65             0.70            0.65             0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 7.33           $ 7.33          $ 5.93           $ 5.93          $ 10.85       $ 10.85
 Number of Units Outstanding               101,358          250,415          41,765           99,735           18,423         8,425
 Net Assets (000's)                          $ 743          $ 1,835           $ 248            $ 591            $ 200          $ 91
 Total Return                              (26.70%)         (26.70%)        (40.70%)         (40.70%)           8.50%         8.50%

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 9.48           $ 9.48          $ 8.45           $ 8.45
 Number of Units Outstanding                28,571           31,709          29,271           21,508
 Net Assets (000's)                          $ 271            $ 300           $ 247            $ 182
 Total Return                               (5.20%)          (5.20%)        (15.50%)         (15.50%)

                                         SAFECO RST CORE EQUITY           SCHWAB MARKETTRACK GROWTH           SCHWAB MONEY MARKET
                                               PORTFOLIO                        PORTFOLIO II                      PORTFOLIO
                                    --------------------------------  --------------------------------------------------------------
                                    --------------------------------  -------------------------------   ----------------------------

Expenses as a % of net assets            0.65             0.70            0.65             0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 6.95           $ 6.95          $ 7.95           $ 7.95          $ 10.22        $ 10.21
 Number of Units Outstanding                 4,202           31,022          89,844          166,245        3,373,801      3,429,753
 Net Assets (000's)                           $ 29            $ 216           $ 714          $ 1,321         $ 34,478       $ 35,022
 Total Return                              (30.50%)         (30.50%)        (20.50%)         (20.50%)           2.20%          2.10%

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 9.45           $ 9.45          $ 9.47           $ 9.46          $ 10.15        $ 10.15
 Number of Units Outstanding                   429            7,912          64,405           36,799        1,500,043        776,903
 Net Assets (000's)                            $ 4             $ 75           $ 610            $ 348         $ 15,228        $ 7,884
 Total Return                               (5.50%)          (5.50%)         (5.30%)          (5.40%)           1.50%          1.50%

                                                                                                                         (Continued)


                                       SCHWAB S&P 500 PORTFOLIO          SCUDDER VIT EAFE EQUITY         SCUDDER VIT SMALL CAP INDEX
                                                                                INDEX FUND                           FUND
                                    --------------------------------  -------------------------------   ----------------------------
                                    --------------------------------  -------------------------------   ----------------------------
Schwab Signature Annuity:

Expenses as a % of net assets            0.65             0.70            0.65             0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 7.11           $ 7.10          $ 6.40           $ 6.39           $ 7.98        $ 7.97
 Number of Units Outstanding               769,309          748,969         147,774           38,390           82,187       100,826
 Net Assets (000's)                        $ 5,470          $ 5,321           $ 946            $ 245            $ 655         $ 804
 Total Return                              (28.90%)         (29.00%)        (36.00%)         (36.10%)         (20.20%)      (20.30%)

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 9.23           $ 9.22          $ 8.21           $ 8.21          $ 10.11       $ 10.11
 Number of Units Outstanding               428,098          187,288          24,035           19,182           36,498        41,813
 Net Assets (000's)                        $ 3,950          $ 1,727           $ 197            $ 157            $ 369         $ 423
 Total Return                               (7.70%)          (7.80%)        (17.90%)         (17.90%)           1.10%         1.10%

                                       STRONG VIF MID-CAP GROWTH        STRONG VIF OPPORTUNITY FUND     SCUDDER SVS I CAPITAL GROWTH
                                                FUND II                             II                            PORTFOLIO
                                    --------------------------------  -------------------------------   ----------------------------
                                    --------------------------------  -------------------------------   ----------------------------

Expenses as a % of net assets            0.65             0.70            0.65             0.70             0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                          $ 4.98           $ 4.98          $ 6.91           $ 6.90           $ 6.15        $ 6.15
 Number of Units Outstanding                77,343          126,654         167,207          162,242           28,641        30,590
 Net Assets (000's)                          $ 386            $ 630         $ 1,156          $ 1,120            $ 176         $ 188
 Total Return                              (50.20%)         (50.20%)        (30.90%)         (31.00%)         (38.50%)      (38.50%)

              2001

----------------------------------
----------------------------------
 Ending Unit Value                          $ 8.03           $ 8.03          $ 9.50           $ 9.50           $ 8.75        $ 8.74
 Number of Units Outstanding                27,603           58,974         113,694           53,594           13,756         7,975
 Net Assets (000's)                          $ 222            $ 474         $ 1,081            $ 509            $ 120          $ 70
 Total Return                              (19.70%)         (19.70%)         (5.00%)          (5.00%)         (12.50%)      (12.60%)

                                                                                                                         (Continued)

                                                                                                           SCUDDER SVS II SMALL CAP
                                                                                                               GROWTH PORTFOLIO
                                                                                                        ----------------------------
                                                                                                        ----------------------------
Schwab Signature Annuity:

Expenses as a % of net assets                                                                               0.65             0.70

              2002

----------------------------------
----------------------------------
 Ending Unit Value                                                                                          $ 5.67           $ 5.66
 Number of Units Outstanding                                                                                16,037           33,680
 Net Assets (000's)                                                                                           $ 91            $ 191
 Total Return                                                                                              (43.30%)         (43.40%)

              2001

----------------------------------
----------------------------------
 Ending Unit Value                                                                                          $ 8.57           $ 8.57
 Number of Units Outstanding                                                                                12,369            6,754
 Net Assets (000's)                                                                                          $ 106             $ 58
 Total Return                                                                                              (14.30%)         (14.30%)
                                                                                                                         (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

1. ORGANIZATION

      The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

      Schwab Select Annuity:                                   Purchases           Sales
                                                             --------------    ---------------
      Alger American Growth Portfolio                     $      3,336,630  $       7,540,384
      Alger American Midcap Growth Portfolio                     3,181,800            976,347
      Alliance Bernstein VP Utility Income Portfolio               781,606            245,918
      American Century VP Balanced Portfolio                       902,102            110,139
      American Century VP International Portfolio                7,237,039          7,088,199
      American Century VP Value Portfolio                        2,666,651            504,032
      Baron Capital Asset Fund                                   6,129,115          4,685,290
      Berger IPT-Small Company Growth Fund                               0          8,391,059
      Delaware GPF Premium Small Cap Value Series                4,169,990          1,043,248
      Portfolio
      Dreyfus Midcap Stock Portfolio                               832,781             40,149
      Dreyfus VIF Appreciation Portfolio                         3,821,004          3,251,473
      Dreyfus VIF Growth & Income Portfolio                      1,428,128          1,135,793
      Dreyfus VIF Developing Leaders Portfolio                     695,937            332,385
      Federated American Leaders Fund II                         2,570,415          4,733,183
      Federated Fund for U.S. Government Securities II          10,055,530         29,135,735
      Federated Capital Income Fund II                           1,907,069          1,789,104
      Gartmore Dreyfus GVIT Midcap Market II Fund                1,131,181            116,084
      INVESCO VIF-Core Equity Fund                               2,286,814          5,625,340
      INVESCO VIF-High Yield Fund                               13,933,976         11,474,871
      INVESCO VIF-Technology Fund                                8,534,015          5,841,248
      Janus Aspen Series Balanced Portfolio                        603,816             73,445
      Janus Aspen Series Flexible Income Portfolio              26,770,344         36,792,821
      Janus Aspen Series Growth & Income Portfolio                 777,493            199,385
      Janus Aspen Series Growth Portfolio                        2,284,952          9,548,372
      Janus Aspen Series International Growth Portfolio         35,157,507         40,405,201
      Janus Aspen Series Worldwide Growth Portfolio             14,876,668         26,195,965
      Oppenheimer Global Securities Fund/VA                      7,144,930          1,946,338
      Pimco VIT High Yield Portfolio                             4,766,951            919,813
      Pimco VIT Low Duration Portfolio                          15,310,870          1,677,487
      Prudential Series Fund Equity Class II Portfolio             482,688            207,040
      Safeco RST Core Equity Portfolio                           1,052,758          1,698,188
      Safeco RST Growth Opportunities Portfolio                  4,964,128          3,983,971
      Safeco RST Small Cap Value Portfolio                       2,233,336            925,656
      Schwab MarketTrack Growth Portfolio II                     3,763,877          3,372,470
      Schwab Money Market Portfolio                             67,678,333        123,523,671
      Schwab S & P 500 Portfolio                                19,834,201         14,005,796
      Scudder VIT EAFE Equity Index Fund                        13,250,388         11,283,630
      Scudder VIT Small Cap Index Fund                           5,703,555          2,669,849
      Strong Multi Cap Value Fund II                             3,709,465          4,815,609
      Universal Institutional Fund U.S. Real Estate              7,113,301          6,173,487
      Portfolio
      Scudder SVS I Capital Growth Portfolio                     1,342,432          1,119,917
      Scudder SVS I Growth & Income Portfolio                      781,087            606,545
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $                 $
                                                             ==============    ===============


      Schwab Signature Annuity:                                Purchases           Sales
                                                             --------------    ---------------

      Alger American Balanced Portfolio                   $      2,954,177  $       1,007,982
      Alger American Growth Portfolio                            3,418,700          1,757,246
      Alger American Midcap Growth Portfolio                     2,007,745            166,790
      Alliance VP Growth Portfolio                               1,053,023            441,842
      Alliance VP Growth & Income Portfolio                      4,144,446            847,537
      Alliance Bernstein VP Real Estate Investment               6,376,898          3,463,165
      Portfolio
      Alliance Bernstein VP Utility Income Portfolio               605,563             62,392
      American Century VP Balanced Portfolio                       458,259             46,092
      American Century VP Income & Growth IV Portfolio           2,611,069            826,032
      American Century VP International Portfolio               19,297,109         17,864,040
      American Century VP Value Portfolio                        1,435,172             44,606
      Baron Capital Asset Fund                                     865,408            158,895
      Berger IPT-Small Company Growth Fund                          60,481            776,077
      Delaware GPF Premium Small Cap Value Series                6,363,756          1,945,896
      Portfolio
      Dreyfus Midcap Stock Portfolio                               321,967                274
      Dreyfus VIF Developing Leaders Portfolio                   1,182,801            901,527
      Dreyfus VIF Growth & Income Portfolio                        643,178            318,244
      Federated International Equity Fund II                    23,748,706         23,524,808
      Federated Fund for U.S. Government Securities II          14,738,712         12,491,516
      Gartmore Dreyfus GVIT Midcap Market II Fund                1,090,490                851
      INVESCO VIF-High Yield Fund                               13,807,434         12,557,252
      INVESCO VIF-Technology Fund                                1,931,553          1,167,221
      J.P. Morgan Series Trust II Small Company Fund            10,541,820          8,404,949
      Janus Aspen Series Balanced Portfolio                        335,657             18,544
      Janus Aspen Series Flexible Income Portfolio               9,732,116          6,712,792
      Janus Aspen Series Growth & Income Portfolio                 912,462            294,549
      Janus Aspen Series Worldwide Growth Portfolio              8,973,528          8,758,648
      Oppenheimer Global Securities Fund/VA                     28,133,027         25,385,859
      PBHG Insurance Series Large Cap Growth Portfolio           2,787,484          2,045,407
      Pimco VIT High Yield Portfolio                            29,106,135         22,239,336
      Pimco VIT Low Duration Portfolio                           8,574,487          1,841,453
      Safeco RST Core Equity Portfolio                             715,560            448,023
      Safeco RST Small Cap Value Portfolio                         812,296            127,140
      Schwab MarketTrack Growth Portfolio II                     4,917,175          1,223,001
      Schwab Money Market Portfolio                            180,760,369        198,885,546
      Schwab S & P 500 Portfolio                                19,679,880          5,919,336
      Scudder VIT EAFE Equity Index Fund                        39,371,934         38,196,555
      Scudder VIT Small Cap Index Fund                           3,881,780          1,436,992
      Strong VIF Mid-Cap Growth Fund II                          1,446,859            999,911
      Strong VIF Opportunity Fund II                             6,807,752          5,577,621
      Scudder SVS I Capital Growth Portfolio                       727,912            340,491
      Scudder SVS II Small Cap Growth Portfolio                  3,315,236          1,883,130
                                                             --------------    ---------------

      Total                                               $                 $
                                                             ==============    ===============

4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

      Transfer Fees

      The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the year ended December 31, 2003 is included on the following pages. For the years ended December 31, 2002, 2001, 2000 and 1999, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the year ended December 31, 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Financial Statements

                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A
                wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2003, 2002, and 2001 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
February 25, 2004

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2003 AND 2002

==============================================================================================
(Dollars in Thousands)

                                                               2003                 2002
                                                        -------------------  -------------------
ASSETS

INVESTMENTS:

  Fixed maturities, available-for-sale, at fair
  value
  (amortized cost $12,757,614 and $9,910,662 )       $       13,136,564    $      10,371,152
  Equity investments, at fair value (cost $407,797
    and $102,862)                                               427,810               90,188
  Mortgage loans on real estate (net of allowances
    of $31,889 and $55,654)                                   1,885,812              417,412
  Real estate                                                     7,912                3,735
  Policy loans                                                3,389,534            2,964,030
  Short-term investments, available-for-sale (cost
    $852,198 and $709,592)                                      852,198              709,804

                                                        -------------------  -------------------
                                                        -------------------  -------------------
     Total Investments                                       19,699,830           14,556,321
                                                        -------------------  -------------------
                                                        -------------------  -------------------

OTHER ASSETS:
  Cash                                                          188,329              154,600
  Reinsurance receivable:
    Related party                                             1,312,139                3,104
    Other                                                       262,685              238,049
  Deferred policy acquisition costs                             284,866              267,846
  Deferred ceding commission                                    285,165
  Investment income due and accrued                             165,417              133,166
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $32,329 and $42,144)                                        129,031               86,228
  Premiums in course of collection (net of
     allowances of $9,768 and $12,011)                           75,809               54,494
  Deferred income taxes                                         119,971               69,016
  Other assets                                                  754,160              754,869
SEPARATE ACCOUNT ASSETS                                      13,175,480           11,338,376
                                                        -------------------  -------------------


TOTAL ASSETS                                         $       36,452,882    $      27,656,069
                                                        ===================  ===================


==============================================================================================

                                                                      2003            2002
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves:

      Related party                                            $    3,429,873   $      518,587
      Other                                                        15,220,205       11,732,627
    Policy and contract claims                                        418,930          378,995
    Policyholders' funds                                              368,076          299,730
    Provision for policyholders' dividends                             89,121           76,983
    Undistributed earnings on participating business                  177,175          170,456
GENERAL LIABILITIES:
    Due to GWL                                                         30,950           33,841
    Due to GWL&A Financial                                            175,691          171,416
    Repurchase agreements                                             389,715          323,200
    Commercial paper                                                   96,432           96,645
    Other liabilities                                                 994,608          850,757
SEPARATE ACCOUNT LIABILITIES                                       13,175,480       11,338,376
                                                                 ---------------  --------------
     Total Liabilities                                             34,566,256       25,991,613
                                                                 ---------------  --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares

      authorized; 7,032,000 shares issued and outstanding               7,032            7,032
    Additional paid-in capital                                        722,365          719,709
    Accumulated other comprehensive income                            127,820          150,616
    Retained earnings                                               1,029,409          787,099
                                                                 ---------------  --------------
     Total Stockholder's Equity                                     1,886,626        1,664,456
                                                                 ---------------  --------------





TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   36,452,882   $   27,656,069
                                                                 ===============  ==============


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

==============================================================================================
(Dollars in Thousands)
                                                       2003            2002           2001
                                                   -------------   -------------  --------------

REVENUES:

  Premiums:

    Related party                               $    1,595,357  $       16,715  $      18,144
    Other (net of premiums ceded totaling
      $461,092, $83,789 and $82,028)                   657,540       1,103,380      1,185,495
  Fee income                                           840,072         883,562        947,255
  Net investment income                                988,400         919,365        934,756
  Net realized gains on investments                     39,560          41,626         46,825
                                                   -------------   -------------  --------------
                                                   -------------                  --------------
                                                     4,120,929       2,964,648      3,132,475
BENEFITS AND EXPENSES:

  Life and other policy benefits (net of
    reinsurance recoveries totaling
    $410,430,
    $50,974 and $40,144)                               573,976         936,215      1,029,495

  Increase in reserves:
    Related party                                    1,450,185          15,934         12,475
    Other                                               51,320          55,414         45,958
  Interest paid or credited to contractholders         514,846         498,549        530,027
  Provision for policyholders' share of
    earnings
    on participating business                            1,159           7,790          2,182
  Dividends to policyholders                            92,118          78,851         76,460
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                     2,683,604       1,592,753      1,696,597

  Commissions                                          180,673         185,450        197,099
  Operating expenses                                   753,336         741,979        787,110
  Premium taxes                                         31,675          30,714         36,911
  Special charges                                                                     127,040
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                     3,649,288       2,550,896      2,844,757
INCOME BEFORE INCOME TAXES                             471,641         413,752        287,718
PROVISION FOR INCOME TAXES:
  Current                                              173,181         126,222        136,965
  Deferred                                             (19,561)          3,993        (41,993)
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                       153,620         130,215         94,972
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
NET INCOME                                      $      318,021  $      283,537  $     192,746
                                                   =============   =============  ==============

See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)
                                                                                Accumulated Other
                                                                                  Comprehensive
                                                                                  Income (Loss)
                                                                            ---------------------------
                                                                             Unrealized      Minimum
                                                               Additional      Gains         Pension
                                   Preferred      Common        Paid-in       (Losses)      Liability     Retained
                                     Stock        Stock         Capital          on        Adjustment     Earnings      Total
                                                                             Securities
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, JANUARY 1, 2001         $        0 $      7,032  $      717,704 $       33,672 $             $   669,021  $  1,427,429
   Net income                                                                                              192,746       192,746
   Other comprehensive income                                                     42,835                                  42,835
                                                                                                                      -----------
Total comprehensive income                                                                                               235,581
                                                                                                                      -----------
Dividends                                                                                                 (187,633)     (187,633)
Capital contributions adjustment
-
  Parent stock options                                            (12,098)                                               (12,098)
Income tax benefit on stock
   Compensation                                                     7,195                                                  7,195
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2001                0        7,032         712,801        76,507                    674,134     1,470,474
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
   Net income                                                                                              283,537       283,537
   Other comprehensive income                                                    86,993       (12,884)                    74,109
                                                                                                                      -----------
Total comprehensive income                                                                                               357,646
                                                                                                                      -----------
Dividends                                                                                                 (170,572)     (170,572)
Income tax benefit on stock
   Compensation                                                     6,908                                                  6,908
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2002                0        7,032         719,709       163,500       (12,884)     787,099     1,664,456
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
   Net income                                                                                              318,021       318,021
   Other comprehensive income                                                   (26,369)         3,573                   (22,796)
                                                                                                                      -----------
Total comprehensive income                                                                                               295,225
                                                                                                                      -----------
Dividends                                                                                                   (75,711)     (75,711)
Income tax benefit on stock
   compensation                                                     2,656                                                  2,656
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2003       $        0 $      7,032  $      722,365 $     137,131  $     (9,311)    1,029,409 $  1,886,626
                                   ==========   ===========    ===========  =============  ============   ==========  ===========



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)

                                                       2003            2002            2001
                                                   --------------  -------------   -------------
OPERATING ACTIVITIES:
  Net income                                     $     318,021   $     283,537  $      192,746
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                    1,159           7,790           2,182
      Amortization of investments                      (64,126)        (76,002)        (82,955)
      Net realized gains on investments                (39,560)        (41,626)        (46,825)
      Depreciation and amortization (including
        goodwill impairment in 2001)                    59,375          37,639          62,101
      Deferred income taxes                            (19,561)          3,993         (41,993)
      Stock compensation adjustment                                                    (12,098)
  Changes in assets and liabilities, net of effects from acquisitions:

      Policy benefit liabilities                       516,019         622,854         334,025
      Reinsurance receivable                           (13,064)         41,199         (48,384)
      Receivables                                      (23,724)         89,686         153,350
      Bank overdrafts                                   32,068         (41,901)        (29,121)
      Other, net                                       (26,405)       (159,562)        157,228
                                                   --------------  -------------   -------------
        Net cash provided by operating           $     740,202   $     767,607  $      640,256
        activities
                                                   --------------  -------------   -------------


                                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
(Dollars in Thousands)
================================================================================================
================================================================================================

                                                        2003           2002            2001
                                                   --------------- -------------   -------------
                                                   --------------- -------------   -------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities and
    redemptions of investments:
    Fixed maturities available-for-sale:
           Sales                                 $   7,852,152       5,729,919  $    5,201,692
           Maturities and redemptions                6,033,863       1,456,176       1,244,547
    Mortgage loans                                     188,341         210,224         224,810
    Real estate                                          3,012           3,570
    Equity investments                                  86,908           2,798          38,331

  Purchases of investments:

    Fixed maturities available-for -sale           (14,265,107)     (7,369,364)     (6,878,213)
    Mortgage loans                                      (5,500)
    Real estate                                         (6,190)         (2,768)         (3,124)
    Equity investments                                (369,650)        (29,690)        (27,777)
    Corporate owned life insurance                                                    (100,000)
  Other, net                                            96,155         (77,769)         95,808
  Acquisitions, net of cash acquired                  (128,636)
=================================================  --------------- -------------   -------------
          Net cash used in investing activities  $    (514,652)        (76,904) $     (203,926)
                                                   --------------- -------------   -------------
                                                   --------------- -------------   -------------

================================================================================================





                                                                          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001,
==============================================================================================
(Dollars in Thousands)

                                                      2003            2002            2001
                                                  --------------  --------------  --------------
                                                                  --------------  --------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits         $    (180,346)  $    (599,724)  $    (483,285)
  Due to GWL                                           (6,341)         (8,033)         (1,207)
  Due to GWL&A Financial                                4,275         (43,415)         45,245
  Dividends paid                                      (75,711)       (170,572)       (187,633)
  Net commercial paper repayments                        (213)           (401)           (585)
  Net repurchase agreements borrowings                 66,515          72,311         250,889
                                                                  --------------
                                                  --------------  --------------  --------------
     Net cash used in financing activities           (191,821)       (749,834)       (376,576)
                                                  --------------  --------------  --------------

NET INCREASE (DECREASE)  IN CASH                       33,729         (59,131)         59,754

CASH, BEGINNING OF YEAR                               154,600         213,731         153,977
                                                  --------------  --------------  --------------

CASH, END OF YEAR                               $     188,329   $     154,600   $     213,731
                                                  ==============  ==============  ==============
                                                  ==============  ==============  ==============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                $     144,273   $     164,863   $      59,895
    Interest                                           16,155          16,697          17,529

Non-cash financing activity:
  Effect on capital - Parent stock options                                            (12,098)


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
================================================================================
(Amounts in Thousands, except Share Amounts)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization - Great-West Life & Annuity Insurance Company (the Company) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (GWL&A Financial), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (Lifeco or the Parent). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

      Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

      Certain reclassifications have been made to the 2002 and 2001 financial statements and related footnotes to conform to the 2003 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

      Investments - Investments are reported as follows:

      1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

           Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

      2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

           The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

      3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

      4. Equity investments are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. The Company classifies its equity investments not accounted for under the equity method as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest, has influence in the entity's operating and financial policies, but does not have a controlling interest.

      5.   Policy loans are carried at their unpaid balances.

      6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

      7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

      Cash - Cash includes only amounts in demand deposit accounts.

      Internal Use Software - Capitalized internal use software development costs of $68,244 and $55,363 are included in other assets at December 31, 2003 and 2002, respectively. The Company capitalized, net of depreciation, $12,881, $10,448, and $6,896 of internal use software development costs for the years ended December 31, 2003, 2002 and 2001, respectively.

      Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $60,288, $38,707 and $44,096, in 2003, 2002 and 2001, respectively.

      Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

      Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $12,111,180 and $8,029,337 at December 31, 2003 and 2002, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $6,215,416 and $4,152,594 at December 31, 2003 and 2002, respectively, are established at the contractholder's account value.

      Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

      Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

      Participating Fund Account - Participating life and annuity policy reserves are $5,875,033 and $4,947,081 at December 31, 2003 and 2002,
      respectively. Participating business approximates 34.3%, 24.8% and 25.8% of the Company's ordinary life insurance in force and 66.4%, 80.2% and 85.4% of ordinary life insurance premium income for the years ended December 31, 2003, 2002 and 2001, respectively.

      The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

      The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

      The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from The Great-West Life Assurance Company (GWL) under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

      Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which it sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

      The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

      Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, credit default swaps, interest rate floors and caps, foreign currency exchange contracts, options and interest rate futures.

      Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Credit default swaps may be used in conjunction with another purchased security to reproduce the investment characteristics of a cash investment in the same credit. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

      The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2003, the Company has one such security that has been created through the combination of a credit default swap and U.S. Government Agency security. These derivatives do not qualify as hedges and therefore, changes in fair value are recorded in earnings.

      Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS 133 resulted in an approximate $1,000 after-tax increase to accumulated comprehensive income, which has been included in the 2001 change in other comprehensive income in the Statement of Stockholder's Equity.

      The Statements, as subsequently amended by SFAS 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities", require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges and changes in fair value of derivatives not qualifying for hedge accounting are recognized in net investment income.

      The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e, the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in earnings.

      Hedge ineffectiveness of $125 and $177, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2003 and 2002, respectively.

      Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized. Derivative gains of $1,024 and $563 were reclassified to net investment income in 2003 and 2002, respectively. The Company estimates that $975 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

      Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 5.2%, 5.9%, and 6.1%, in 2003, 2002 and 2001.

      Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

      Stock Options - The Company applies the intrinsic value measurement approach under Accounting Principle Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB No. 25), to stock-based compensation awards to employees, as interpreted by AIN-APB 25 and amended by Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (SFAS No. 123) as it relates to accounting for stock options granted by the Parent to employees of the Company (see Note 14).

      Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

      Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

      Business Combinations - On June 29, 2001, Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No.141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

      Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

      Selected Loan Loss Allowance Methodology - In July 2001, the Securities and Exchange Commission (SEC) released Staff Accounting Bulletin No. 102, "Selected Loan Loss Allowance Methodology and Documentation Issues" (SAB No. 102). SAB No. 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB No. 102 by the Company did not have a material impact on the Company's financial position or results of operations.

      Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.
      144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No. 144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

      Technical Corrections - In April 2002, the FASB issued Statement No. 145 "Rescission of FASB Nos. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provisions of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. This statement is effective January 1, 2003. The Company does not expect this statement to have a material effect on the Company's financial position or results of operations.

      Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect this statement to have a material impact on the Company's financial position or results of operations.

      In November 2002, the FASB issued Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. In the normal course, the Company may enter into agreements which may contain features which meet the FIN 45 definition of a guarantee, and while the maximum guarantee cannot always be determined, given the nature of the future events which may or may not occur, any such arrangements that were material have been previously disclosed by the Company.

      In January 2004, FASB reissued Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities" as FIN 46R. This Interpretation addresses consolidation by business enterprises of variable interest entities (VIE), which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance, as reissued, is effective for VIEs created after January 31, 2003, and for pre-existing VIEs as of March 31, 2004. In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not have any investments or ownership in VIEs.

      In December 2002, the FASB issued Statement No. 148 "Accounting for Stock-Based Compensation - Transition and Disclosure" (SAFS No. 148). SAFS No. 148 amends the disclosures that a company is required to make in its annual financial statements and requires, for the first time, certain disclosures in interim financial reports. In addition to the disclosures required by SAFS No 123, a company must disclose additional information as part of its Summary of Significant Policies. These disclosures are required regardless of whether a company is using the intrinsic value method under APB No. 25 or the fair value based method under SAFS No. 123 to account for its stock-based employee compensation.

      In April 2003, the FASB issued Statement No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS No. 149 and already effective, SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial statements.

      In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with characteristics of both Liabilities and Equity" (SFAS No. 150). SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances), many of which were previously classified as equity. The provisions of SFAS No. 150 are effective for financial instruments entered into or modified after May 31, 2003 and with one exception, is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS No. 150 did not have a material effect on the Company's financial statements.

      In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial position and results of operations.

2. ACQUISITIONS, DIVESTITURES AND SPECIAL CHARGES

      On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation (Canada Life). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York (CLINY) and Canada Life Insurance Company of America (CLICA) to the Company for cash in the amount of $235 million. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY from July 10, 2003 through December 31, 2003 are included in the Company's financial statements. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, Canada Life's insurance and annuity businesses in the United States, including that conducted by its U.S. branch, have been managed by the Company whereby it provides certain corporate and operational administrative services for which it receives a fee. In the United States, Canada Life's subsidiary insurance companies' business includes individual and group insurance and annuity products.

      The Company recorded as of December 31, 2003, the following as a result of the acquisition (net of the $235 million purchase price) CLICA and CLINY:

      Assets                                        Liabilities and Stockholder's Equity
      --------------------------------------------  --------------------------------------------
      Fixed maturities           $     1,937,218    Policy reserves          $   2,991,407
      Equity investments                  23,680    Policyholders' funds             2,407
      Mortgage loans                   1,145,494    Policy and contract                899
                                                    claims

      Real estate                            550    Provision for

                                                       policyholders'                2,800
                                                    dividends
      Policy loans                        13,621    Other liabilities              439,439
                                                                               -----------------
      Short-term investments              65,537        Total liabilities        3,436,952
      Cash                              (232,803)
      Investment income                             Accumulated other
         due and accrued                  32,147       comprehensive income        (14,433)
      Other assets                       439,864    Retained earnings                2,789
                                                        Total stockholder's        (11,644)
                                                    equity

                                    --------------                             -----------------
                                 $     3,425,308                             $   3,425,308
                                    ==============                             =================

      The Company's statement of operations for the year ended December 31, 2003 includes the following related to CLICA and CLINY for the period from July 10, 2003 to December 31, 2003:

      Total revenues             $       105,868

      Benefits                            92,193
      Operating expenses                   9,385
                                    --------------
      Total benefits and                 101,578
      expenses

                          Income from operations 4,290

      Income taxes                         1,501
                                    --------------
      Net income                 $         2,789
                                    ==============


      On August 31, 2003, the Company and The Canada Life Assurance Company
      (CLAC), a wholly owned subsidiary of Canada Life, entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC's U.S. Branch. The Company recorded $1,427 million in premium income and increase in reserves associated with these policies. The Company recorded, at fair value, the following at August 31, 2003 as a result of this transaction:

      Assets                                        Liabilities and Stockholder's Equity
      --------------------------------------------  ---------------------------------------
      Fixed Maturities           $       635,061    Policy reserves       $    2,926,497
      Mortgage loans                     451,725    Policy and contract           45,229
                                                    claims

      Policy loans                       278,152    Policyholders' funds          65,958
      Reinsurance receivable           1,320,636
      Deferred policy
      acquisition costs acquired         313,364
      Investment income

       due and accrued                    17,280
      Premiums in course of
      collection                          21,466
                                    --------------                           --------------
                                    --------------                           --------------
                                 $     3,037,684                          $    3,037,684
                                    ==============                           ==============

      The reinsurance receivable relates to the amount due the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable will be the interest and other investment returns earned net of realized gains and losses on a segregated pool of investments of the CLAC's U.S. branch. Pursuant to an interpretation of SFAS 133, the Company has identified an embedded derivative for the Company's exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting the Company's net income increased $5.7 million.

      On July 8, 1998, the Company acquired Alta Health & Life Insurance Company
      (Alta). During 1999 and 2000, the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting and administration of the Alta business. The Company decided to discontinue writing new Alta business and that all Alta customers will be moved to its contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by its underwriting staff. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax) related to its decision to cease marketing the Alta products. The principal components of the charge included $46 million for premium deficiency reserves, $29 million for premium receivables, $28 million for uninsured accident and health plan claim receivables and $24 million for goodwill and other.

3. RELATED-PARTY TRANSACTIONS

      The Company performs administrative services for the U.S. operations of GWL and, beginning in 2003, the U.S. operations of Canada Life. Beginning in 2002, the Company performs investment services for London Reinsurance Group, an indirect subsidiary of GWL. The Company also manages the U.S. businesses of Canada Life, providing administrative and operational services. The following represents revenue from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon management's best estimate of actual costs incurred and resources expended based upon the number of policies, certificates in force and/or administered assets.

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------

     Investment management revenue               $      3,355    $       892    $       186
     Administrative and underwriting revenue            1,859            860          1,043

                                                    -------------  -------------  -------------
                                                    -------------  -------------  -------------
     Total                                       $     5,214     $     1,752    $     1,229
                                                    =============  =============  =============

      At December 31, 2003 and 2002, due to GWL includes $5,612 and $8,503 due on demand and, at each date, $25,338 of a note payable which matures on October 1, 2006. The note may be prepaid in whole or in part at any time without penalty. The issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (4.59% and 4.75% at December 31, 2003 and 2002, respectively). The note payable bears interest at 5.4%.

      At December 31, 2003 and 2002, due to GWL&A Financial includes $656 and $(3,619) due on demand and, at each date, $175,035 of a subordinated note payable. The note, which was issued in 1999, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as its financial condition is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (4.59% and 4.75% at December 31, 2003 and 2002, respectively). The note payable bears interest at 7.25%.

      Interest expense attributable to these related party obligations was $14,345, $14,976 and $14,732 for the years ended December 31, 2003, 2002 and 2001, respectively.

4. ALLOWANCES ON POLICYHOLDER RECEIVABLES

      Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

      The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

      Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                        2003            2002           2001
                                                    -------------   -------------  -------------
     Balance, beginning of year                   $     42,144   $      53,431   $     34,700
     Amounts acquired by reinsurance                                     6,207
     Provisions charged (reversed) to operations         1,460          (7,544)        50,500
     Amounts written off - net                         (11,275)         (9,950)       (31,769)
                                                    -------------
                                                    -------------   -------------  -------------
     Balance, end of year                         $     32,329   $      42,144   $     53,431
                                                    =============   =============  =============



      Activity in the allowance for premiums in course of collection is as follows:

                                                        2003            2002           2001
                                                    -------------   -------------  -------------

     Balance, beginning of year                   $     12,011   $      22,217   $     18,700
     Amounts acquired by reinsurance                                     1,600
     Provisions charged (reversed) to operations         1,889          (5,729)        29,642
     Amounts written off - net                          (4,132)         (6,077)       (26,125)
                                                    -------------   -------------  -------------
     Balance, end of year                         $      9,768   $      12,011   $     22,217
                                                    =============   =============  =============

5. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum liability of $1,500 of coverage per individual life.

      In addition to the Indemnity Reinsurance Agreement entered into with CLAC (see Note 2), the Great-West Healthcare division of the Company entered into a reinsurance agreement during 2003 with Allianz Risk Transfer (Bermuda) Limited (Allianz) to cede 90% of direct written group health stop-loss and excess loss activity. This Allianz agreement was retroactive to January 1, 2003. The net cost of the Allianz agreement was charged

      Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2003 and 2002, the reinsurance receivables had carrying values of $1,574,824 and $241,153, respectively.

      The following schedule details life insurance in force and life and accident/health premiums:


                                                                                    Percentage
                                                                                     of Amount
                                         Reinsurance    Reinsurance                   Assumed
                             Direct         Ceded         Assumed         Net          To Net
                          -------------  -------------  ------------- -------------  -----------
     December 31, 2003:
       Life insurance in force:
         Individual     $ 49,590,015   $ 16,483,477   $ 18,054,587   $ 51,161,125      35.3%
         Group            49,150,866         18,941     53,570,393     102,702,318     52.2%
                          -------------  -------------  -------------  -------------
          Total         $ 98,740,881   $ 16,502,418   $ 71,624,979   $ 153,863,442
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    459,039   $     30,138   $  1,184,332   $  1,613,233      73.4%
                             678,516        423,592        321,996        576,920      55.8%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,137,555   $    453,730   $  1,506,328   $  2,190,153
                          =============  =============  =============  =============

     December 31, 2002:
       Life insurance in force:
         Individual     $ 43,324,059   $ 12,786,783   $  7,280,731   $ 37,818,007      19.3%
         Group            51,385,610                     7,186,698     58,572,308      12.3%
                          -------------  -------------  -------------  -------------
          Total         $ 94,709,669   $ 12,786,783   $ 14,467,429   $ 96,390,315
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    312,388   $     40,582   $     41,245   $    313,051      13.2%
                             728,972         43,047        128,820        814,745      15.8%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,041,360   $     83,629   $    170,065   $  1,127,796
                          =============  =============  =============  =============

     December 31, 2001:
       Life insurance in force:
         Individual     $ 43,370,006   $  8,330,282   $  7,399,250   $ 42,438,974      17.4%
         Group            56,650,090                     9,888,796     66,538,886      14.9%
                          -------------  -------------  -------------  -------------
          Total         $ 100,020,096  $  8,330,282   $ 17,288,046   $ 108,977,860
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    384,688   $     32,820   $     37,442   $    389,310       9.6%
                             830,970         49,001         42,750        824,719       5.2%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,215,658   $     81,821   $     80,192   $  1,214,029
                          =============  =============  =============  =============




6.    NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      Net investment income is summarized as follows:

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------
     Investment income:
       Fixed maturities and short-term           $     697,209   $    673,825   $    693,573
         investments
       Equity investments                                4,703          3,272          4,882
       Mortgage loans on real estate                    84,532         48,625         69,237
       Real estate                                       1,434          2,815          1,113
       Policy loans                                    195,633        209,608        200,533
       Other                                            37,254          5,236          3,766
                                                    -------------  -------------  -------------
                                                     1,020,765        943,381        973,104
     Investment expenses, including interest on
       amounts charged by the related parties
       of  $14,345, $14,976 and $14,732                 32,365         24,016         38,348
                                                    -------------  -------------  -------------
     Net investment income                       $     988,400   $    919,365   $    934,756
                                                    =============  =============  =============

      Net realized gains (losses) on investments are as follows:

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------
     Realized gains (losses):

       Fixed maturities                          $      26,621   $     33,455   $     32,116
       Equity investments                                1,013          1,639         13,052
       Mortgage loans on real estate                     3,159          1,493          1,657
       Real estate                                        (248)
       Provisions                                        9,015          5,039
                                                    -------------
                                                    -------------  -------------  -------------
     Net realized gains on investments           $      39,560   $     41,626   $     46,825
                                                    =============  =============  =============


7. SUMMARY OF INVESTMENTS

      Fixed maturities owned at December 31, 2003 are summarized as follows:

                                               Gross        Gross      Estimated
                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $  1,112,972 $    27,273  $     1,992   $ 1,138,253  $ 1,138,253
     U.S. Government ABS         461,185       21,490          232       482,443      482,443
     U.S. Government MBS         520,629        5,521          123       526,027      526,027
     U.S. Government Other      1,052,061      17,747       17,981     1,051,827    1,051,827
     Credit tenant loans         128,931       11,717          265       140,383      140,383
     State and                  1,133,234      79,323        4,204     1,208,353    1,208,353
     municipalities
     Foreign government           58,211        1,191          940        58,462       58,462
     Corporate bonds            4,107,100     238,908       84,306     4,261,702    4,261,702
     Mortgage backed
       securities - CMO          353,750       15,914        1,315       368,349      368,349
     Public utilities           1,156,156      61,015       20,248     1,196,923    1,196,923
     Asset backed securities    2,272,648      64,538       33,751     2,303,435    2,303,435
     Derivatives                   1,838                     3,805        (1,967)      (1,967)
     Collateralized mortgage
       obligation                398,899        3,605          130       402,374      402,374
                                ----------   ----------   -----------  -----------  -----------
                             $  12,757,614$   548,242  $   169,292   $ 13,136,564 $ 13,136,564
                                ==========   ==========   ===========  ===========  ===========



      Fixed maturities owned at December 31, 2002 are summarized as follows:

                                               Gross        Gross      Estimated
                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $  1,304,614 $    43,929  $             $ 1,348,543  $ 1,348,543
     U.S. Government ABS         491,183       16,310        1,785       505,708      505,708
     U.S. Government MBS         385,764        5,957          149       391,572      391,572
     U.S. Government Other       445,281       19,589            4       464,866      464,866
     Credit tenant loans         104,648       11,081                    115,729      115,729
     State and                  1,019,049     100,256          194     1,119,111    1,119,111
     municipalities
     Foreign government           42,182        1,038           61        43,159       43,159
     Corporate bonds            2,771,977     182,787       53,534     2,901,230    2,901,230
     Mortgage backed
       Securities - CMO           96,776       16,170           18       112,928      112,928
     Public utilities            698,365       44,334       11,369       731,330      731,330
     Asset backed securities    2,138,025      86,261       27,089     2,197,197    2,197,197
     Derivatives                  (3,422)      15,343                     11,921       11,921
     Collateralized mortgage
       obligation                416,220       11,638                    427,858      427,858
                                ----------   ----------   -----------  -----------  -----------
                             $  9,910,662 $   554,693  $    94,203   $ 10,371,152 $ 10,371,152
                                ==========   ==========   ===========  ===========  ===========

      The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

      See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized       Estimated
                                                 Cost         Fair Value

                                             --------------  --------------
     Due in one year or less              $       684,947  $      710,287
     Due after one year through five            3,351,405       3,495,805
     years
     Due after five years through ten           1,660,758       1,743,056
     years
     Due after ten years                        1,940,424       1,966,535
     Mortgage backed securities                 2,386,248       2,435,003
     Asset backed securities                    2,733,832       2,785,878
                                             --------------  --------------
                                          $    12,757,614  $   13,136,564
                                             ==============  ==============

      Proceeds from sales of securities available-for-sale were $7,852,152, $5,729,919, and $5,201,692 during 2003, 2002 and 2001, respectively. The realized gains on such sales totaled $72,815, $45,315 and $42,299 for 2003, 2002 and 2001, respectively. The realized losses totaled $43,214, $10,410, and $10,186 for 2003, 2002 and 2001, respectively.

      At December 31, 2003 and 2002, pursuant to fully collateralized securities lending arrangements, the Company had loaned $193,200 and $284,990 of fixed maturities, respectively.

      The Company makes limited use of derivative financial instruments to manage interest rate, market, credit and foreign exchange risk.

      The following tables summarize the derivative financial instruments:

                                   Notional             Strike/Swap
     December 31, 2003              Amount                 Rate                   Maturity
     --------------------------  -------------  ----------------------------  -----------------
     Interest Rate Caps        $     617,000          7.91% - 11.65%           02/04 - 01/05
     Interest Rate Swaps             331,334           1.03% - 4.50%           01/04 - 11/09
     Credit Default Swaps            171,310                N/A                10/05 - 11/07
     Foreign Currency
       Exchange Contracts             27,585                N/A                06/05 - 11/06
     Options  Calls                   92,700              Various               05/04 -03/07
              Puts                    15,000              Various              03/07 - 03/07
     Total Return Swap -
     Receivable for
     Coinsurance with Funds        1,309,160             Variable              Indeterminate
     Withheld


                                   Notional            Strike/Swap
     December 31, 2002              Amount                Rate                  Maturity
     --------------------------  -------------  --------------------------  ------------------
     Interest Rate Caps        $   1,122,000         7.64% - 11.65%           02/03 - 01/05
     Interest Rate Swaps             400,188          1.26% - 4.75%           02/03 - 11/09
     Credit Default Swaps            128,157               N/A                02/03 - 11/07
     Foreign Currency
       Exchange Contracts             27,585               N/A                06/05 - 11/06
     Options  Calls                  191,200             Various              05/04 - 06/07
              Puts                    15,000             Various              03/07 - 03/07

      The following is information with respect to impaired mortgage loans:
                                                                    2003             2002
                                                                --------------   --------------
                                                                --------------   --------------
     Loans, net of related allowance for credit losses of
       $19,542 and $20,917                                    $        7,680  $         8,200
     Loans with no related allowance for credit losses                                  2,638
     Average balance of impaired loans during the year                29,633           31,243
     Interest income recognized (while impaired)                       1,350            2,007
     Interest income received and recorded (while impaired)
       using the cash basis method of recognition                      1,405            2,249

      As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $34,880 and $40,302 at December 31, 2003 and 2002, respectively.

      The following table presents changes in the allowance for credit losses:

                                                        2003           2002           2001
                                                    -------------  -------------  -------------
                                                                   -------------

     Balance, beginning of year                  $      55,654   $     57,654   $     61,242
     Provision (credits)                                (9,817)        (3,588)
     Charge-offs                                       (15,766)          (139)        (3,588)
     Recoveries                                          1,818          1,727
                                                                   -------------
                                                    -------------  -------------  -------------
     Balance, end of year                        $      31,889   $     55,654   $     57,654
                                                    =============  =============--=============

      The carrying value of the Company's equity investments was $427,810 and $90,188 at December 31, 2003 and 2002, respectively. At December 31, 2003, the Company has invested $130,473 in an exchange-traded fund which invests in corporate debt securities. Upon redemption of the equity ownership, the Company has the option of receiving the debt securities or the redemption value of the investment. At December 31, 2003, the Company has invested $216,610 in limited partnerships and limited liability corporations .

      The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2003 and 2002 were $128,341 and $16,689, respectively.

8. COMMERCIAL PAPER

      The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2003, commercial paper outstanding in the amount of $96,432 had maturities ranging from 9 to 86 days and interest rates ranging from 1.18% to 1.2%. At December 31, 2002, commercial paper outstanding in the amount of $96,645 had maturities from 3 to 66 days and interest rates ranging from 1.40% to 1.88%.

9. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                           December 31,
                                     ----------------------------------------------------------
                                                2003                          2002
                                     ----------------------------  ----------------------------
                                       Carrying      Estimated       Carrying      Estimated
                                        Amount       Fair Value       Amount       Fair Value
                                     -------------  -------------  -------------  -------------
     ASSETS:

        Fixed maturities and
          short-term investments  $   13,988,762  $ 13,988,762   $  11,080,956  $ 11,080,956
        Mortgage loans on real
          estate                       1,885,812     1,871,373         417,412       429,907
        Policy loans                   3,389,534     3,389,534       2,964,030     2,964,030
        Equity investments               427,810       427,810          90,188        90,188
        Reinsurance receivables        1,574,824     1,574,824         241,153       241,153

     LIABILITIES:

        Annuity contract reserves
          without life                 6,552,507     6,640,677       4,152,594     4,228,080
          contingencies
        Policyholders' funds             368,076       368,076         299,730       299,730
        Due to GWL                        30,950        32,591          33,841        35,316
        Due to GWL&A Financial           175,691       178,421         171,416       173,376
        Commercial paper                  96,432        96,432          96,645        96,645
        Repurchase agreements            389,715       389,715         323,200       323,200

      The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities and equity investments not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives in the amounts of $(1,967) and $11,921 at December 31, 2003 and 2002, respectively, consisting principally of interest rate swaps, are included in fixed maturities.

      Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

      Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

      The estimated fair value and carrying amount of reinsurance receivables includes $20,416 representing the estimated fair value of the total return swap, which is an embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the U.S. branch of CLAC. Valuation of the total return swap is based on the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

      The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

      The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

      The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2003.

      The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

      The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in fixed maturities are derivative financial instruments with a net liability position of $1,967 in 2003 and a net asset position of $11,921 in 2002. Included in the net asset position for foreign currency exchange contracts are $7,464 and $2,518 of liabilities in 2003 and 2002, respectively.

10. EMPLOYEE BENEFIT PLANS

      The following table summarizes changes for the years ended December 31, 2003, 2002 and 2001 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan.

                                                                         Post-Retirement
                                         Pension Benefits                 Medical Plan
                                    ----------------------------   ----------------------------
                                     2003      2002      2001       2003      2002      2001
                                    --------  --------  --------   -------   --------  --------
     Change in projected benefit
     obligation
     Benefit obligation at        $ 186,047 $ 150,521 $ 140,563 $  31,242 $  57,861  $ 33,018
     beginning of year
     Service cost                    8,269     8,977     8,093     2,046     3,516     3,331
     Interest cost                  12,275    11,407     9,718     2,269     3,138     3,303
     Acquisition of new employees                                                      7,823
     Amendments                                  827                         (22,529)
     Actuarial (gain) loss          12,746    20,679    (2,640)    9,614     (9,814)   11,401
     Benefits paid                  (6,374)   (6,364)   (5,213)    (1,066)    (930)    (1,015)
                                    --------  --------  --------   -------   --------  --------
                                    --------  --------  --------   -------   --------  --------
     Benefit obligation at end    $ 212,963 $ 186,047 $ 150,521 $  44,105 $  31,242  $ 57,861
     of year
                                    ========  ========  ========   =======   ========  ========


     Change in plan assets

     Fair value of plan assets
     at
       Beginning of year          $ 163,316 $ 187,661 $ 193,511 $         $          $
     Actual return on plan assets   32,377    (17,981)    (637)
     Benefits paid                  (6,374)   (6,364)   (5,213)
                                    --------  --------  --------   -------   --------  --------
     Fair value of plan assets      189,319   163,316   187,661
     at end of year
                                    --------  --------  --------   -------   --------  --------

     Funded (unfunded) status       (23,643)  (22,730)  37,140     (44,105)  (31,242)  (57,861)
     Unrecognized net actuarial     41,777    51,943    (1,499)    13,715    4,361     14,659
     (gain) loss
     Unrecognized prior service      2,095     2,727     2,533     (8,679)   (9,392)   9,326
     cost
     Unrecognized net obligation
     or (asset)
       at transition                (12,113)  (13,627)  (15,142)                       12,120
     Acquisition of GenAm                                                              (7,823)
     employees
                                    --------  --------  --------   -------   --------  --------
     Prepaid (accrued) benefit       8,116    18,313    23,032     (39,069)  (36,273)  (29,579)
     cost
     Additional minimum liability   (16,419)  (22,549)
                                    --------  --------  --------   -------   --------  --------
     Prepaid benefit cost/

       (accrued benefit             (8,303)   (4,236)   23,032     (39,069)  (36,273)  (29,579)
     liability)
     Intangible asset                2,095     2,727
     Accumulated other
     comprehensive
       income adjustments           14,324    19,822
                                    --------  --------  --------   -------   --------  --------
     Net amount recognized        $  8,116  $ 18,313  $ 23,032  $  (39,069$  (36,273)$ (29,579)
                                    ========  ========  ========   =======   ========  ========
     Increase (decrease) in
       minimum
       liability included in
       other
       Comprehensive income       $  3,573  $ (12,884)$         $         $          $

     Late last year Congress passed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 which made significant changes to the federal Medicare Program. The Act provides for drug benefits under a new Medicare Part D program. Employers such as the Company who provide drug benefits for post-65 retirees are expected to make use of the subsidies inherent in this new program.

     The measurement of the accumulated post-retirement benefit obligation
     (APBO) and the net post-retirement benefit cost included these financial statements do not reflect the effects that this legislation may have on the plan. Authoritative guidance on the accounting for this issue is currently pending and when issued, could require the Company to revise previously reported information.

     The accumulated benefit obligation for all defined benefit pension plans was $197.6 million and $167.5 million at December 31, 2003 and 2002, respectively.

                                                                         Post-Retirement
                                         Pension Benefits                 Medical Plan
                                    ----------------------------   ----------------------------
                                     2003      2002      2001       2003      2002      2001
                                    --------  --------  --------   -------   --------  --------
     Components of net periodic
     benefit cost
     Service cost                 $  8,269     8,977  $  8,093  $  2,046  $  3,516   $ 3,331
     Interest cost                  12,275    11,406     9,718     2,269     3,138     3,303
     Expected return on plan        (12,954)  (14,782)  (15,276)
     assets
     Amortization of transition     (1,514)   (1,514)   (1,514)                808       808
     obligation
     Amortization of
     unrecognized prior
       service cost                    632       632       541      (713)      161       645
     Amortization of unrecognized

       prior service cost - GenAm                                                       (484)
     Amortization of gain from
     earlier
       periods                       3,489                (467)      261                 172
                                    --------  --------  --------   -------   --------  --------
     Net periodic (benefit) cost  $ 10,197     4,719  $  1,095  $  3,863  $  7,623   $ 7,775
                                    ========  ========  ========   =======   ========  ========

     Weighted-average
     assumptions as
     of December 31

     Discount rate                    6.25%     6.75%     7.25%      6.25%     6.75%     7.25%
     Expected return on plan          8.00%     8.00%     8.00%
     assets

     Rate of compensation            3.44%     3.92%      4.00%    3.44%       3.92%     4.00%
     increase

      The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2003, 2002 or 2001.

      Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                            1-Percentage        1-Percentage
                                                               Point               Point
                                                              Increase            Decrease
                                                          -----------------   -----------------
     Increase (decrease) on total of service and
       interest cost on components                     $            428    $           (367)
     Increase (decrease) on post-retirement benefit
       obligation                                                 3,157              (2,612)

      The Company's pension plan assets are invested as follows:

                                                               Plan Assets at December 31
                                                          -------------------------------------
                                                                2003                2002
                                                          -----------------   -----------------
     Asset Category

     Equity securities                                               61%                 55%
     Debt securities                                                 25%                 36%
     Real estate                                                      0%                  0%
     Other                                                           14%                  9%
                                                          -----------------   -----------------
                                                          -----------------   -----------------
         Total                                                      100%                100%
                                                          =================   =================






      The Company's target allocation for invested plan assets at December 31, 2004 is as follows:

     Asset Category

     Equity securities                                               60%
     Debt securities                                                 30%
     Real estate                                                      0%
     Other                                                           10%
                                                          -----------------
                                                          -----------------
         Total                                                      100%
                                                          =================

      The Company expects to contribute $4,800 to its pension plan and $1,300 to its other post-retirement benefit plan in 2004.

      The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

      The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

      The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2003, 2002 and 2001 totaled $6,646, $7,257 and $7,773, respectively.

      The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $21,926 and $20,606 as of December 31, 2003 and 2002, respectively. The participant deferrals earned interest at 6.87% at December 31, 2003, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2003, 2002 and 2001 was $1,449, $1,459 and $1,434, respectively.

      The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2003, 2002 and 2001 was $3,123, $2,527 and $2,726, respectively.
      The total liability of $24,942 and $20,037 as of December 31, 2003 and 2002 is included in other liabilities.

11. FEDERAL INCOME TAXES

      The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                        2003          2002         2001
                                                     -----------   -----------   ----------
     Federal tax rate                                     35.0  %       35.0  %       35.0 %
     Reduction in tax contingency                         (2.1)         (3.3)
     Investment income not subject to federal tax         (2.1)         (1.3)         (1.7)
     Other, net                                            1.8           1.1          (0.3)
                                                     -----------   -----------   ----------
     Total                                                32.6  %       31.5  %       33.0 %
                                                     ===========   ===========   ==========

      During 2003, the Company reduced its liability for tax contingencies due to the completion of Internal Revenue Service examinations. The amount released was $9,600; however, $5,000 of the release was attributable to participating policyholders and therefore, had no affect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 2003 statement of income.

      The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, as of December 31, 2003 and 2002 are as follows:

                                                   2003                        2002
                                        ---------------------------  --------------------------
                                         Deferred       Deferred      Deferred      Deferred
                                            Tax           Tax            Tax           Tax
                                           Asset       Liability        Asset       Liability
                                        ------------  -------------  ------------  ------------
     Policyholder reserves            $   219,490                  $   231,679   $
     Deferred policy acquisition                          96,207                       94,018
     costs
     Deferred acquisition cost
       proxy tax                          124,498                      109,779
     Investment assets                                   130,090                      149,958
     Other                                  2,280                                      28,466
                                        ------------  -------------  ------------  ------------
          Total deferred taxes        $   346,268        226,297   $   341,458   $    272,442
                                        ============  =============  ============  ============

      Amounts included for investment assets above include $74,326 and $86,907 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2003 and 2002, respectively.

      Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12. OTHER COMPREHENSIVE INCOME

      Other comprehensive income for the year ended December 31, 2003 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                   Amount        or Benefit         Amount
                                               ---------------  --------------   --------------
     Unrealized gains on available-for-sale securities:
        Net changes during the year related
     to cash
           flow hedges                       $     (18,159)   $       6,356   $      (11,803)
        Unrealized holding gains (losses)
     arising
           during the period                        12,967           (4,538)           8,429
        Less: reclassification adjustment
     for
           (gains) losses realized in net          (22,824)           7,989          (14,835)
     income

                                               ---------------  --------------   --------------
                                                   (28,016)           9,807          (18,209)
     Reserve and DAC adjustment                    (12,553)           4,393           (8,160)
                                               ---------------  --------------   --------------
                                               ---------------  --------------   --------------
     Net unrealized gains (losses)                 (40,569)          14,200          (26,369)
     Minimum pension liability adjustment            5,498           (1,925)           3,573
                                               ---------------  --------------   --------------
     Other comprehensive income (loss)       $     (35,071)   $      12,275   $      (22,796)
                                               ===============  ==============   ==============

      Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                   Amount        or Benefit         Amount
                                               ---------------  --------------   --------------
     Unrealized gains on available-for-sale securities:

        Net changes during the year related
        to cash
           flow hedges                       $      (7,486)   $       2,620   $       (4,866)
        Unrealized holding gains (losses)
        arising
           during the period                       192,079          (67,290)         124,789
        Less:  reclassification adjustment
        for
           (gains) losses realized in net           (8,004)           2,802           (5,202)
        income
                                               ---------------  --------------   --------------
        Net unrealized gains                       176,589          (61,868)         114,721
     Reserve and DAC adjustment                    (42,681)          14,953          (27,728)
                                               ---------------  --------------   --------------
                                               ---------------  --------------   --------------
     Net unrealized gains (losses)           $     133,908    $     (46,915)  $       86,993
     Minimum pension liability adjustment          (19,822)           6,938          (12,884)
                                               ---------------  --------------   --------------
        Other comprehensive income                 114,086          (39,977)          74,109
                                               ===============  ==============   ==============

      Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     ========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Net changes during the year related
        to cash
           flow hedges                       $      12,637    $      (4,423)  $        8,214

        Unrealized holding gains (losses)
        arising
           during the period                       112,544          (39,397)          73,147
        Less:  reclassification adjustment
        for
           (gains) losses realized in net          (15,912)           5,569          (10,343)
            income
                                               ---------------  --------------   --------------
        Net unrealized gains                       109,269          (38,251)          71,018
     Reserve and DAC adjustment                    (43,358)          15,175          (28,183)
     ========================================  ---------------  --------------   --------------
       Other comprehensive income            $      65,911    $     (23,076)  $       42,835
                                               ===============  ==============   ==============

13. STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

      At December 31, 2003 and 2002, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

      No dividends were paid on preferred stock in 2003, 2002 and 2001. Dividends of $75,711, $170,572 and $187,633, were paid on common stock in 2003, 2002 and 2001, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for December 31 are as follows:

                                                     2003            2002            2001
                                                 --------------  --------------   ------------
                                                 --------------  --------------   ------------
                                                  (Unaudited)
     Net income (loss)                         $     (75,627)  $     205,749   $      266,398
     Capital and surplus                           1,212,548       1,292,292        1,200,372

      In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification, as modified by the Colorado Division of Insurance, increased statutory net worth as of January 1, 2001, by approximately $105,760. The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth.

      The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net losses from operations at December 31, 2003 were $1,212,548 and ($77,158)[Unaudited], respectively. The Company should be able to pay up to $121,255 [Unaudited] of dividends in 2004.

14. STOCK OPTIONS

      The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices not less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options. As of December 31, 2003, 2002 and 2001, stock available for award to Company employees under the Lifeco plan aggregated 3,034,344, 3,917,344 and 3,278,331 shares, respectively.

      The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, became exercisable if certain cumulative financial targets were attained by the end of 2001. A total of 175,511 options vested and became exercisable. The exercise period runs from June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

      Additional variable options granted in 2003, 2001, 2000 and 1998 totaling 100,000, 80,000, 120,000 and 380,000 respectively, become exercisable if certain sales or financial targets are attained. During 2003, 2002 and 2001, 0, 0, and 7,750 of these options vested and accordingly, the Company recognized compensation expense of $0, $0, and $48, respectively. If exercisable, the exercise period expires ten years from the date of grant.

      The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for 2003, 2002 and 2001. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                   2003                   2002                    2001
                           ---------------------  ----------------------  ---------------------
                            Options      WAEP      Options       WAEP      Options      WAEP
     --------------------  ----------  ---------  -----------  ---------  ----------   --------
     Outstanding, Jan. 1    4,447,145$   13.66     6,398,149 $   11.66     7,675,551$     9.91
       Granted              1,336,000    27.28       174,500     22.16       947,500     22.28
       Exercised              486,176    10.85     1,359,491      7.16     1,534,568      5.87
       Expired or
         Canceled             980,000    14.07       766,013     11.02       690,334     11.24
                           ----------  ---------  -----------  ---------  ----------   --------
     Outstanding, Dec 31    4,316,969$   21.63     4,447,145 $   13.66     6,398,149$    11.66
                           ==========  =========  ===========  =========  ==========   ========

     Options
       Exercisable
       at year-end          2,237,810$   16.08     2,121,638 $   11.67     2,602,480$     8.08
                           ==========  =========  ===========  =========  ==========   ========

     Weighted average
       Fair value of
       Options granted

       During year       $    7.05              $    7.46               $    7.10
                           ==========             ===========             ==========

      The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2003:

                                       Outstanding                          Exercisable
     ==================  -----------------------------------------  ----------------------------
                                                        Average                       Average
         Exercise                         Average      Exercise                      Exercise
        Price Range         Options         Life         Price         Options         Price
     ------------------  --------------  -----------  ------------  --------------  ------------
     $6.57 - 8.73            437,500        2.56          6.57          437,500          6.57
     $12.58 - 20.87        1,736,469        5.50         16.62        1,471,436         16.50
     $26.57 - 32.29        2,143,000        8.74         28.77          328,874         26.86


      Of the exercisable Lifeco options, 1,838,810 relate to fixed option grants and 399,000 relate to variable grants.

      Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada.

      The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2003, 2002 and 2001. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                   2003                    2002                     2001
                           ----------------------  ----------------------   ----------------------
                            Options       WAEP      Options       WAEP       Options       WAEP
                           -----------  ---------  -----------   --------   -----------  ---------
     Outstanding, Jan.1,            0 $    0.00        70,000 $     2.16        70,000 $    2.29
       Exercised                    0      0.00        70,000       2.21
                           -----------  ---------  -----------   --------   -----------  ---------
     Outstanding, Dec               0 $    0.00             0 $     0.00        70,000 $    2.16
     31,
                           ===========  =========  ===========   ========   ===========  =========
     Options exercisable
       at year-end                  0 $    0.00             0 $     0.00        70,000 $    2.16
                           ===========  =========  ===========   ========   ===========  =========

      The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $3,315, $2,364, and $2,092, in 2003, 2002 and 2001,
      respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2003, 2002, and 2001, respectively: dividend yields of 2.81%, 2.453%, and 2.27%, expected volatility of 26.21%, 31.67%, and 28.56%, risk-free interest rates of 4.48%, 5.125%, and 5.30%, and expected lives of 7 years.

15. SEGMENT INFORMATION

      The Company has two reportable segments: Great-West Healthcare (formerly Employee Benefits) and Financial Services. The Great-West Healthcare segment markets group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations, and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Great-West Healthcare segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 and 2000 segment information has been reclassified to account for this change.

      The accounting policies of the segments are the same as those described in
      Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

      The Company's operations are not materially dependent on one or a few customers, brokers or agents.

      Summarized segment financial information for the year ended and as of December 31 was as follows:

      Year ended December 31, 2003

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:
        Premium income                       $     838,194        1,414,703       2,252,897
        Fee income                                 607,369          232,703         840,072
        Net investment income                       72,191          916,209         988,400
        Realized investment gains                   10,340           29,220          39,560
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total revenue                               1,528,094        2,592,835       4,120,929
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Benefits and Expenses:

        Benefits                                   567,603        2,116,001       2,683,604
        Operating expenses                         699,146          266,538         965,684
                                               --------------   --------------  ---------------
     Total benefits and expenses                 1,266,749        2,382,539       3,649,288
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            261,345          210,296         471,641
     taxes

     Income taxes                                   88,104           65,516         153,620
     ========================================  --------------   --------------  ---------------
     Net income                              $     173,241          144,780         318,021
                                               ==============   ==============  ===============

     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,351,871   $   18,347,959   $  19,699,830
     Other assets                                  244,100        3,333,472       3,577,572
     Separate account assets                                     13,175,480      13,175,480
                                               --------------   --------------  ---------------
     Total assets                            $   1,595,971   $   34,856,911   $  36,452,882
     ========================================  ==============   ==============  ===============

      Year ended December 31, 2002

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     960,191   $      159,904   $   1,120,095
        Fee income                                 660,423          223,139         883,562
        Net investment income                       67,923          851,442         919,365
        Realized investment gains                    8,918           32,708          41,626
     ========================================  --------------   -------------------------------
                                               --------------   -------------------------------
     Total revenue                               1,697,455        1,267,193       2,964,648
     ========================================  --------------   -------------------------------
                                               --------------   -------------------------------
     Benefits and Expenses:

        Benefits                                   761,481          831,272       1,592,753
        Operating expenses                         732,472          225,671         958,143
                                               --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total benefits and expenses                 1,493,953        1,056,943       2,550,896
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            203,502          210,250         413,752
     taxes

     Income taxes                                   67,198           63,017         130,215
                                               --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Net income                              $     136,304   $      147,233   $     283,537
     ========================================  ==============   ==============  ===============

     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,491,857   $   13,064,464   $  14,556,321
     Other assets                                  605,029        1,156,343       1,761,372
     Separate account assets                                     11,338,376      11,338,376
                                               --------------   --------------  ---------------
     Total assets                            $   2,096,886   $   25,559,183   $  27,656,069
     ========================================  ==============   ==============  ===============

      Year ended December 31, 2001

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $   1,033,886   $      169,753   $   1,203,639
        Fee income                                 713,297          233,958         947,255
        Net investment income                       65,474          869,282         934,756
        Realized investment gains                   15,638           31,187          46,825
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total revenue                               1,828,295        1,304,180       3,132,475
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Benefits and Expenses:

        Benefits                                   858,945          837,652       1,696,597
        Operating expenses                         775,018          246,102       1,021,120
     ========================================  --------------   --------------  ---------------
     Total benefits and expenses                 1,633,963        1,083,754       2,717,717
     Income taxes                                   67,771           73,341         141,112
                                               --------------   --------------  ---------------
     Net income before special charges             126,561          147,085         273,646
     Special charges (net of tax)                   80,900                           80,900
                                               --------------   --------------  ---------------
     Net income                              $      45,661   $      147,085   $     192,746
     ========================================  ==============   ==============  ===============



     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,080,974   $   13,159,007   $  14,239,981
     Other assets                                  792,383        1,201,373       1,993,756
     Separate account assets                                     12,584,661      12,584,661
                                               --------------   --------------  ---------------
     Total assets                            $   1,873,357   $   26,945,041   $  28,818,398
     ========================================  ==============   ==============  ===============

      The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                  2003             2002            2001
     =======================================  --------------  ---------------  --------------
     Premium Income:
        Great-West Healthcare:
            Group Life & Health             $     838,194   $     960,191    $   1,033,886
                                              --------------  ---------------  --------------
                 Total Great-West                 838,194         960,191        1,033,886
     Healthcare
     =======================================  --------------  ---------------  --------------
                                              --------------  ---------------  --------------
        Financial Services:

            Retirement Services                       824              15            3,533
            Individual Markets                  1,413,879         159,889          166,220
                                              --------------  ---------------  --------------

                 Total Financial Services       1,414,703         159,904          169,753
     =======================================  --------------  ---------------  --------------

     Total premium income                   $   2,252,897   $   1,120,095    $   1,203,639
     =======================================  ==============  ===============  ==============


     Fee Income:

        Great-West Healthcare:
            Group Life & Health (uninsured  $     607,369   $     660,423    $     713,297
            plans)

                                              --------------  ---------------  --------------
                 Total Great-West                 607,369         660,423          713,297
     Healthcare
     =======================================  --------------  ---------------  --------------
                                              --------------  ---------------  --------------
        Financial Services:

            Retirement Services                   199,374         196,972          207,677
            Individual Markets                     33,329          26,167           26,281
     =======================================  --------------  ---------------  --------------
                 Total Financial Services         232,703         223,139          233,958
     =======================================  --------------  ---------------  --------------
     Total fee income                       $     840,072   $     883,562    $     947,255
                                              ==============  ===============  ==============





16. OBLIGATIONS RELATING TO DEBT AND LEASES

     The Company enters into operating leases primarily for office space. As of December 31, 2003, minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years 2004 through 2008 are $25,586, $23,564, $20,469,
     $18,426 and $17,616, respectively, with $23,502 in minimum commitments thereafter.

                            2004        2005       2006        2007        2008      Thereafter
                           --------   ---------   --------    --------    --------   ----------
     Related party
     notes              $           $           $ 25,000   $           $           $  175,000
     Operating leases      25,586     23,564      20,469      18,426      17,616       23,502
                           --------   ---------   --------    --------    --------   ----------
     Total contractual
       obligations      $  25,586   $ 23,564    $ 45,469   $  18,426   $  17,616   $  198,502
                           ========   =========   ========    ========    ========   ==========

17. COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

        There has been no change in the Company's independent accountants or resulting disagreements on accounting and financial disclosure.

ITEM 9A.CONTROLS AND PROCEDURES

        Based on their evaluation as of December 31, 2003, the Chief Executive Officer and Chief Financial Officer have concluded that the Company's Disclosure Controls and Procedures are effective at the reasonable assurance level in ensuring that information relating to the Company which is required to be disclosed in reports filed under the Securities Exchange Act of 1934 is (i) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms; and is (ii) accumulated and communicated to the Company's senior management, including the President and Chief Executive Officer and the Executive Vice President and Chief Financial Officer, as appropriate so that timely decisions may be made regarding disclosure.

        The Chief Executive Officer and Chief Financial Officer hereby confirm that there were no changes in the Company's internal control over financial reporting during the fourth quarter of 2003 that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.

                                     PART C

                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements

        The financial statements for Great-West Life & Annuity Insurance Company (GWL&A) for the years ended December 31, 2003, 2002, and 2001 and for Variable Annuity-1 Series Account for the years ended December 31, 2003 and 2002 are included in the Statement of Additional Information.

        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

               (2) Not applicable.

               (3) Form of underwriting agreement between Depositor and Principal Underwriter is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 filed on April 21, 2003 (File No. 333-52956).

               (4) Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

               (5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

               (6) Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No. 333-01153).

               (7) Not applicable.

                    (8)(a) Form of  participation  agreement with Alger American
               Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with Alger American Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant's Post-Effective Amendment No. 8 filed on April 12, 2002 (File No. 333-01153) and Registrant's Post-Effective Amendment No. 10 filed May 29, 2003 (File No. 333-52956).

                    (8)(b) Form of participation agreement with Alliance Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956); amendment to participation agreement with Alliance Variable Products Series Fund, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

                    (8)(c) Form of participation agreement with American Century
               Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's

                                      C-2

               Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant's Post-Effective Amendment
               No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153) and Registrant's Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

                    (8)(d) Form of  participation  agreement  with Baron Capital
               Funds Trust, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

                    (8)(e) Form of  participation  agreement  with  Delaware VIP
               Trust (formerly, Delaware Premium Fund, Inc., is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) amendment to participation agreement with Delaware VIP Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956).

                    (8)(f) Form of participation agreement with Dreyfus Variable
               Investment Fund, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendments to participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), and Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                    (8)(g) Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

                    (8)(h)  Form  of   participation   agreement  with  Gartmore
               Variable Insurance Trust is filed herewith.

                    (8)(i) Form of participation agreement with INVESCO Variable
               Investment Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation with INVESCO Variable Investment Fund, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4, filed April 16, 2002 (File No. 333-52956).

                    (8)(j) Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 26, 2001 (File No. 333-52956) and Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                    (8)(k) Form of participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001, (File No. 333-52956); amendment to participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                                      C-3

                    (8)(l) Form of  participation  agreement with PIMCO Variable
               Insurance Trust and amendment thereto are incorporated by reference to Registrant's to Registrant's Post-Effective
               Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

                    (8)(m) Form of participation agreement with Prudential Series Fund, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).

                    (8)(n) Form of participation  agreement with SAFECO Resource
               Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153) amendments to participation agreement with SAFECO Resource Trust are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with SAFECO Resource Trust dated December 2003 is filed herewith as exhibit (8)(n).

                    (8)(o) Form of  participation  agreement with Schwab Annuity
               Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

                    (8)(p) Form of participation agreement with Scudder Variable
               Series I, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002 (File No. 333-52956); amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

                      (8)(q) Form of participation agreement with Strong
               Variable Insurance Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Strong Variable Insurance Funds is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

                    (8)(r) Form of  participation  agreement  with The Universal
               Institutional Funds, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153).

               (9) Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(10) (a) Written Consent of Jorden Burt LLP filed herewith.

               (b)  Written Consent of Deloitte & Touche LLP filed herewith.

               (c) Powers of Attorney are incorporated by reference to Post Effective Amendment No. 8 to Registration Statement filed by Registrant on Form N-4 on April 12, 2002, File No. 333-01153.

               (11)  Not Applicable.

               (12)  Not Applicable.

               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices
Name                         Principal Business Address                    with Depositor
----                         --------------------------                 -------------------

James Balog                  2205 North Southwinds Boulevard, Apt. 307  Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (6)                                 Director

Orest T. Dackow                     (3)                                 Director

Andre Desmarais                     (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director

Robert Gratton                      (5)                                 Chairman

Kevin P. Kavanagh, C. M.            (1)                                 Director

William Mackness             696 Whitehaven Crescent                    Director
                             London, Ontario N6G 4V4

William T. McCallum                 (3)                                 Director, President and
                                                                        Chief Executive Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited              Director
                             P.O. Box 130
                             255 Commercial Street
                             North Sydney, Nova Scotia  B2A 3M2

David A.. Nield              330 University Ave.                         Director
                             Toronto, Ontario M5G 1R8

Michel Plessis-Belair, F.C.A.       (4)                                 Director

Brian E. Walsh               QVan Capital, LLC                          Director
                             1 Dock Street, 4th Floor
                             Stamford, Connecticut  06902

John A. Brown                       (3)                                 Senior Vice-President,
                                                                        Retirement  Services


                                      C-5

S. Mark Corbett                     (3)                                 Senior Vice-President,
                                                                        Investments

Glen R. Derback                     (3)                                 Senior Vice-President
                                                                        and Controller

John R. Gabbert                     (2)                                 Senior Vice-President,
                                                                        HealthCare Chief
                                                                        Information Officer

Donna A. Goldin                     (2)                                 Senior Vice-President,
                                                                        HealthCare

Mitchell T.G. Graye                 (3)                                 Executive Vice-President,
                                                                        Chief Financial Officer

Wayne Hoffmann                      (3)                                 Senior Vice-President,
                                                                        Investments

D. Craig Lennox                     (3)                                 Senior Vice-President,
                                                                        General        Counsel and
                                                                        Secretary

James L. McCallen                   (3)                                 Senior Vice-President
                                                                        and Actuary

Graham R. McDonald                  (3)                                 Senior Vice-President,
                                                                        Corporate Finance and
                                                                        Investment Operations

Charles P. Nelson                   (3)                                 Senior Vice-President,
                                                                        Retirement Services

Deborah L. Origer                   (2)                                 Senior Vice-President
                                                                        HealthCare

Marty Rosenbaum                     (2)                                 Senior Vice-President,
                                                                        HealthCare

Richard F. Rivers                   (2)                                 Executive
                                                                        Vice-President
                                                                        HealthCare

Gregg E. Seller                     (3)                                 Senior Vice-President,
                                                                        Retirement Services

                                      C-6

Robert K. Shaw                      (3)                                 Senior Vice-President,
                                                                        Retirement Services

Mark Stadler                        (3)                                 Senior Vice-President,
                                                                        HealthCare

Douglas J. Stefanson                (2)                                 Senior Vice-President,
                                                                        Healthcare

George D. Webb                      (3)                                 Senior Vice-President,
                                                                        Retirement Services

Douglas L. Wooden                   (3)                                 Executive Vice-President,
                                                                        Retirement Services



(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.

(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(6) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26. Persons controlled by or under common control with the Depositor or Registrant
               -----------------------------------------------------------------
        (State/Country of Organization) - Nature of Business

                              ORGANIZATIONAL CHART

(State/Country of Organization) - Nature of Business
Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.1%  - Power Financial Corporation (Canada) - Holding Company
            74.6%  - Great-West Lifeco Inc. (Canada) - Holding Company
               100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company

                100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                  100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                  100.0% - Great-West Life & Annuity Capital I (Delaware) - Business
                           Trust

                  100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health
                           Insurance Company
                           100.0% - First Great-West Life & Annuity Insurance Company (New York) -
                                Life and Health Insurance Company
                           100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                           100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health
                                    Insurance Company

                           100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency

                                     100.0%  - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer



                                     100.0% - BenefitsCorp, Inc. of Wyoming, Inc. (Wyoming) - Insurance Agency



                      100.0%  - Canada Life Insurance Company of America (Michigan) -
                                Insurance Agency

                                      C-7

                             100.0%  - Canada Life of America Financial Services, Inc. (Georgia) -

                                       Securities Broker/Dealer

                             100.0% - Canada Life Insurance Company of New York
                                      (New York) - Insurance Agency
                             100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) -
                                      Third Party Administrator
                                      100.0% - NPC Administrative Services Corporation (California) -
                                               Administrative Services
                                      100.0% - NPC Securities, Inc. (California) - Securities
                                               Broker/Dealer
                                      100.0% - NPC of Washington, Inc. (Washington) - Third
                                               Party Administrator
                                      100.0% - P.C. Enrollment Services & Ins. Brokerage, Inc.
                                               (Massachusetts) - Insurance Agency
                                      100.0% - EMJAY Corporation (Wisconsin) - Record-keeping and
                                               Trustee Services
                                      100.0% - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company



                             100.0% - Great-West Healthcare, Inc. (Vermont) - Preferred Provider
                                      Organization
                             100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of California, Inc. (California) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                      Health Maintenance Organization
                             100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) -
                                      Health Maintenance Organization
                             100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Texas, Inc. (Texas) - Health
                                      Maintenance Organization
                             100.0% - Great-West Healthcare of Washington, Inc. (Washington) -
                                      Health Maintenance Organization

                                      C-8

                             100.0% - One Orchard Equities, Inc. (Colorado) - Securities
                                      Broker/Dealer


                      100.0%  - Financial Administrative Services Corporation (Colorado) -
                                Third Party Administrator
                      100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                        50.0% - Westkin Properties Ltd. (California) - Real Property  Corporation

                      100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                       89.3%  - Maxim Series Fund, Inc. (Maryland) - Investment Company

                      100.0% - GW Capital Management, LLC (Colorado) - Investment Adviser
                               100.0% - Orchard Capital Management, LLC (Colorado) - Investment
                                        Adviser
                               100.0% - Greenwood Investments, LLC (Colorado) - Securities
                                        Broker/Dealer

                        14.1%  - Orchard Series Fund (Delaware) - Investment Company
                       100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 27.       Number of Contract Owners

        As of March 15, 2004, there were 52 qualified contract owners and 8971 non-qualified contract owners.

Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106. Determination and Authorization of Indemnification of
                    Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required by under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b) By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

   Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries,
                       and Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.


                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.


   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

Article II, Section 11.  Indemnification of Directors.
                         ----------------------------

        The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter

          (a) GWFS Equities, Inc. ("GWFS," formerly, BenefitsCorp Equities,
          Inc). GWFS is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, and COLI VUL-2 Series Account in addition to those of the Registrant.

              (b) Directors and Officers of GWFS

Charles P. Nelson                     (1)              Chairman and President

Robert K. Shaw                        (1)              Director


Graham R. McDonald                    (1)              Director


Gregg E. Seller              18101 Von Karman Ave.     Director and Senior Vice President
                                   Suite 1460
                                Irvine, CA 92715

Jason R. Cavalier                     (1)              Vice President

Thomas M. Connolly            300 Broadacres Drive     Vice President
                              Bloomfield, NJ 07003

                                      C-14

William S. Harmon                     (1)              Vice President

Kent A. Morris              500 North Central, Suite   Vice President
                                      220

                               Glendale, CA 91203

Michael P. Sole             One North LaSalle, Suite   Vice President
                                      3200

                               Chicago, IL 60602

Glen R. Derback                       (1)              Treasurer

Beverly A. Byrne                      (1)              Secretary and Chief Compliance Officer

Teresa L. Buckley                     (1)              Compliance Officer

Mary C. Maiers                        (1)              Investments Compliance Officer

--------------------------------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111.---

           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net

Name of           Underwriting         Compensation
Principal         Discounts and             on          Brokerage
Underwriter       Commissions           Redemption    Commissions   Compensation

GWFS                    -0-                -0-            -0-            -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 31st day of March, 2004.


                                  VARIABLE ANNUITY-1 SERIES ACCOUNT
                                  (Registrant)

                                   By:    /s/ William T. McCallum
                                          William T. McCallum, President
                                          and Chief Executive Officer of
                                          Great-West Life & Annuity
                                          Insurance Company

                                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  (Depositor)

                                   By:    /s/ William T. McCallum
                                          William T. McCallum, President
                                          and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date

/s/ Robert Gratton*                                              March 31, 2004
Director and Chairman of the Board,
Robert Gratton


/s/ William T. McCallum                                          March 31, 2004
Director, President and Chief Executive
Officer, William T. McCallum


/s/Mitchell T.G. Graye                                           March 31, 2004
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye






Signature and Title                                              Date

/s/ James Balog*                                                 March 31, 2004
Director, James Balog


/s/James W. Burns*                                               March 31, 2004
Director, James W. Burns


/s/Orest T. Dackow*                                              March 31, 2004
Director, Orest T. Dackow


                                                                 March 31, 2004
-------------------------------------
Director, Andre Desmarais

/s/Paul Desmarais, Jr.*                                          March 31, 2004
Director, Paul Desmarais, Jr.


/s/Kevin P. Kavanagh*                                            March 31, 2004
Director, Kevin P. Kavanagh


/s/William Mackness*                                             March 31, 2004
Director, William Mackness


/s/Jerry E.A. Nickerson*                                         March 31, 2004
Director, Jerry E. A. Nickerson


                                                                 March 31, 2004
------------------------------------
Director, David A. Nield


/s/Michel Plessis-Belair*                                        March 31, 2004
Director, Michel Plessis-Belair


/s/Brian E. Walsh*                                               March 31, 2004
Director, Brian E. Walsh



*By:    /s/ D. C. Lennox                                         March 31, 2004
        D. C. Lennox
Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002.

                                  Exhibit Table
                                    Form N-4

Exhibits

(8)(h) Form of amendment to participation agreement with Gartmore Variable Insurance Trust.

(8)(n) Form of amendment to participation agreement with SAFECO Resource Series Trust.

10(a) Written Consent of Jorden Burt LLP.

10(b) Written Consent of Deloitte & Touche LLP.

                                 Exhibit (8)(h)

                                 Exhibit (8)(n)

                                 Exhibit 10(a)

                                 Exhibit 10(b)